UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy Asset Strategy Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 0.3%
Honeywell International Inc.	1,417	$75,301

Airlines – 0.3%
Cathay Pacific Airways Limited, H Shares (A)	23,887	65,919

Apparel, Accessories & Luxury Goods – 3.2%
Compagnie Financiere Richemont S.A. (A)	7,083	416,664
Luxottica Group S.p.A. (A)	425	12,934
LVMH Moet Hennessy – Louis Vuitton (A)	2,326	382,544

		812,142

Automobile Manufacturers – 3.7%
Bayerische Motoren Werke AG (A)	2,589	203,119
Hyundai Motor Company (A)(B)	4,685	716,275

		919,394

Broadcasting – 0.8%
CBS Corporation, Class B	10,952	208,634

Casinos & Gaming – 11.0%
Las Vegas Sands, Inc. (B)	3,270	150,238
Sands China Ltd. (A)(B)	80,075	175,958
Sands China Ltd. (A)(B)(C)	362,528	796,622
Wynn Macau, Limited (A)	136,226	304,953
Wynn Macau, Limited (A)(C)	14,907	33,370
Wynn Resorts, Limited (D)	12,275	1,274,589

		2,735,730

Coal & Consumable Fuels – 0.3%
China Coal Energy Company Limited, H Shares (A)	40,222	62,821

Commodity Chemicals – 0.7%
PTT Chemical Public Company Limited (A)(C)	35,919	175,156

Communications Equipment – 0.9%
Juniper Networks, Inc. (B)	5,903	217,939

Computer Hardware – 3.2%
Apple Inc. (B)	2,552	823,302

Computer Storage & Peripherals – 2.1%
NetApp, Inc. (B)	9,437	518,636

Construction & Engineering – 0.4%
China Railway Construction Corporation Limited, H Shares (A)(B)	50,387	60,675
China Railway Group Limited, H Shares (A)	70,049	50,558

		111,233

Construction & Farm Machinery & Heavy Trucks – 4.4%
AB Volvo, Class B (A)	15,778	277,989
AB Volvo, Class B (A)(C)	10,607	186,877
Cummins Inc.	2,953	324,894
TATA MOTORS LIMITED (A)(D)	946	27,668
TATA MOTORS LIMITED (A)(C)(D)	3,744	109,552
TATA MOTORS LIMITED (A)(C)(D)	9,299	163,409

		1,090,389

Distributors – 1.1%
Li & Fung Limited (A)	47,042	272,952

Diversified Banks – 8.2%
Banco Santander Brasil S.A., ADR	6,878	93,545
Banco Santander Brasil S.A., Units (A)(C)	9,647	131,041
Banco Santander, S.A. (A)	22,982	243,475
BOC Hong Kong (Holdings) Limited (A)	61,378	208,863
HDFC Bank Limited (A)	1,539	80,778
ICICI Bank Limited (A)	14,982	383,679
Standard Chartered plc (A)	22,440	603,684
State Bank of India (A)	1,228	77,229
Turkiye Garanti Bankasi Anonim Sirketi (A)	46,454	235,278

		2,057,572

Diversified Capital Markets – 0.5%
Credit Suisse Group AG, Registered Shares (A)	3,084	124,263

Diversified Metals & Mining – 5.2%
Companhia Vale de Rio Doce, ADR	7,941	274,520
Freeport-McMoRan Copper & Gold Inc., Class B	4,411	529,754
Rio Tinto Limited (A)	2,016	176,262
Xstrata plc (A)	13,897	326,188

		1,306,724

Footwear – 1.0%
NIKE, Inc., Class B	2,805	239,586

Hotels, Resorts & Cruise Lines – 2.5%
Shangri-la Asia Limited (A)	9,557	25,943
Starwood Hotels & Resorts Worldwide, Inc. (D)	10,053	611,022

		636,965

Industrial Conglomerates – 0.3%
Hutchison Whampoa Limited, Ordinary Shares (A)	8,407	86,527

Industrial Machinery – 0.1%
Eaton Corporation	246	24,951

Integrated Oil & Gas – 2.5%
ConocoPhillips	8,698	592,341
Exxon Mobil Corporation	344	25,124

		617,465

Internet Software & Services – 2.8%
Baidu.com, Inc., ADR (B)	4,000	386,130
Google Inc., Class A (B)	83	49,121
Tencent Holdings Limited (A)	12,287	266,983

		702,234

Investment Banking & Brokerage – 0.6%
Goldman Sachs Group, Inc. (The)	889	149,410

IT Consulting & Other Services – 2.5%
Cognizant Technology Solutions Corporation, Class A (B)	8,603	630,521

Life & Health Insurance – 2.7%
AIA Group Limited (A)(B)	18,738	52,674
AIA Group Limited (A)(B)(C)	106,100	298,255
China Life Insurance Company Limited, H Shares (A)	46,175	188,614
Ping An Insurance (Group) Company of China, Ltd. (A)(C)	4,370	48,851
Prudential plc (A)	7,430	77,383

		665,777

Multi-Line Insurance – 0.2%
China Pacific Insurance (Group) Co. Ltd., H Shares (A)	11,657	48,442

Multi-Sector Holdings – 0.2%
Chongqing Rural Commercial Bank Co., Ltd., H Shares (A)(B)	73,463	49,430

Oil & Gas Drilling – 1.5%
Seadrill Limited (A)	11,099	375,106

Oil & Gas Equipment & Services – 4.3%
Halliburton Company	13,874	566,479
National Oilwell Varco, Inc.	389	26,127
Schlumberger Limited	6,032	503,688

		1,096,294

Personal Products – 1.5%
Hengan International Group Company Limited (A)	21,026	181,379
Mead Johnson Nutrition Company	3,297	205,226

		386,605

Pharmaceuticals – 0.1%
Allergan, Inc.	489	33,559

Real Estate Operating Companies – 0.0%
Renhe Commercial Holdings Company Limited (A)(C)	54,114	9,468

Semiconductor Equipment – 0.8%
ASML Holding N.V., Ordinary Shares (A)	5,027	194,147

Semiconductors – 0.9%
First Solar, Inc. (B)	1,801	234,343

Systems Software – 0.8%
Oracle Corporation	6,108	191,174

Tobacco – 1.2%
Philip Morris International Inc.	4,977	291,321

Trucking – 0.5%
A.P. Moller-Maersk A/S (A)	14	125,223

Wireless Telecommunication Service – 0.9%
China Mobile Limited (A)	23,105	229,480

TOTAL COMMON STOCKS – 74.2%		$18,596,135
(Cost: $13,493,296)

INVESTMENT FUNDS – 0.0%
Multiple Industry
Vietnam Azalea Fund Limited (B)(E)(F)	1,100	$5,841

(Cost: $7,268)

PREFERRED STOCKS
Automobile Manufacturers – 4.7%
Volkswagen AG (A)	5,138	836,351
Volkswagen AG (A)(C)	2,163	352,069

		1,188,420

Diversified Banks – 1.5%
Itau Unibanco Holding S.A., ADR	15,443	370,786

TOTAL PREFERRED STOCKS – 6.2%		$1,559,206
(Cost: $899,209)

WARRANTS
Multi-Line Insurance – 2.3%
China Pacific Insurance (Group) Co., Ltd. (C)	57,754	239,997
China Pacific Insurance (Group) Co., Ltd.	83,296	346,139

TOTAL WARRANTS – 2.3%		$586,136
(Cost: $529,126)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.0%
Toyota Motor Credit Corporation,
2.670%, 1–18–15 (G)	$325	318

Construction Materials – 0.1%
CEMEX Espana, S.A.,
9.250%, 5–12–20 (C)	7,996	7,855

Forest Products – 0.0%
Sino-Forest Corporation,
10.250%, 7–28–14 (C)	4,700	5,429

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9–28–15	470	485

Independent Power Producers & Energy Traders – 0.0%
CESP - Companhia Energetica de Sao Paulo, 9.750%, 1–15–15 (C)(H)	BRL13,900	10,882

TOTAL CORPORATE DEBT SECURITIES – 0.1%		$24,969
(Cost: $22,535)
PUT OPTIONS	Number of Contracts
Dow Jones Euro STOXX 50 Index:
Feb EUR2,800, Expires 2–18–11 (H)	22	27,388
Feb EUR2,700, Expires 2–22–11 (H)	21	16,375
Feb EUR2,750, Expires 2–22–11 (H)	16	16,005
Mar EUR2,700, Expires 3–21–11 (H)	29	32,126
Mar EUR2,750, Expires 3–21–11 (H)	38	50,108
Hang Seng China Enterprises Index:
Jan HKD12,400, Expires 1–31–11 (H)	5	5,728
Mar HKD12,200, Expires 3–31–11 (H)	1	1,864
Mar HKD12,400, Expires 3–31–11 (H)	4	11,710
Hang Seng Index:
Jan HKD22,200, Expires 1–31–11 (H)	2	1,640
Jan HKD22,400, Expires 1–31–11 (H)	2	3,141
Mar HKD22,000, Expires 3–31–11 (H)	1	3,578
Mar HKD22,200, Expires 3–31–11 (H)	2	6,141
Mar HKD22,400, Expires 3–31–11 (H)	1	5,059

TOTAL PUT OPTIONS – 0.7%		$180,863
(Cost: $178,231)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.500%, 8–15–17 (I)	$796	13
5.500%, 9–15–17 (I)	1,773	125
5.000%, 11–15–17 (I)	857	54
5.000%, 5–15–18 (I)	2,242	275
5.000%, 4–15–19 (I)	228	15

5.000%, 11–15–22 (I)	134	5
5.500%, 3–15–23 (I)	1,571	166
5.000%, 5–15–23 (I)	109	6
5.000%, 6–15–23 (I)	2,074	111
5.000%, 8–15–23 (I)	93	7
5.500%, 4–15–25 (I)	22	—	*
5.500%, 10–15–25 (I)	2,036	261
5.000%, 10–15–28 (I)	291	1
5.500%, 2–15–30 (I)	55	1
5.000%, 8–15–30 (I)	58	1
5.000%, 10–15–30 (I)	784	22
5.500%, 3–15–31 (I)	122	6
5.500%, 10–15–32 (I)	2,087	234
5.500%, 1–15–33 (I)	1,272	200
5.500%, 5–15–33 (I)	1,612	319
5.000%, 7–15–33 (I)	996	79
6.000%, 11–15–35 (I)	1,520	306
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 5–25–22 (I)	51	2
5.500%, 6–25–23 (I)	1,900	234
5.000%, 8–25–23 (I)	625	45
5.000%, 11–25–23 (I)	1,166	103
4.500%, 4–25–30 (I)	1,053	48
5.000%, 9–25–30 (I)	605	19
5.000%, 3–25–31 (I)	1,850	70
5.000%, 8–15–31 (I)	1,868	213
5.500%, 8–25–33 (I)	3,312	536
5.500%, 12–25–33 (I)	2,125	307
5.500%, 4–25–34 (I)	3,782	737
5.500%, 8–25–35 (I)	3,060	550
5.500%, 11–25–36 (I)	7,775	1,568
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 1–20–30 (I)	199	5
5.000%, 6–20–31 (I)	298	16
5.500%, 3–20–32 (I)	1,489	162
5.000%, 10–20–32 (I)	1,685	235
7.000%, 5–20–33 (I)	3,863	886
5.500%, 7–16–33 (I)	1,868	270
5.000%, 7–20–33 (I)	72	7
5.500%, 11–20–33 (I)	416	49
5.500%, 6–20–35 (I)	3,740	664
5.500%, 7–20–35 (I)	2,116	322
5.500%, 10–16–35 (I)	3,623	725

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$9,980
(Cost: $15,958)

BULLION – 12.7%	Troy Ounces
Gold	2,237	$3,174,173

(Cost: $2,352,556)

SHORT-TERM SECURITIES	Principal
Commercial Paper (J) – 3.0%
Bank of Nova Scotia:
0.060%, 1–3–11	$15,859	15,859
0.190%, 1–28–11	6,297	6,296
Bemis Company, Inc.,
0.300%, 1–12–11	20,000	19,998
Citigroup Funding Inc.:
0.200%, 1–7–11	25,000	24,999
0.240%, 1–11–11	30,000	29,998
0.240%, 1–13–11	10,000	9,999
0.300%, 3–2–11	15,725	15,717
Colgate–Palmolive Company,
0.140%, 1–12–11	10,000	10,000
Corporacion Andina de Fomento:
0.190%, 1–4–11	17,000	17,000
0.230%, 1–12–11	7,000	6,999
Credit Suisse Group, New York Branch:
0.150%, 1–3–11	11,319	11,319
0.180%, 1–5–11	50,000	49,999

0.190%, 1–6–11	28,000	27,999
0.210%, 1–13–11	30,000	29,998
Emerson Electric Co.,
0.140%, 1–5–11	2,214	2,214
General Electric Capital Corporation,
0.200%, 2–14–11	96,785	96,760
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.300%, 1–5–11	5,000	5,000
John Deere Credit Limited (John Deere Capital Corporation):
0.190%, 1–6–11	7,500	7,500
0.220%, 1–18–11	12,000	11,999
Kraft Foods Inc.:
0.340%, 1–18–11	23,000	22,996
0.360%, 1–20–11	3,950	3,949
Nokia Corp.,
0.230%, 1–20–11	10,000	9,999
Novartis Finance Corp.:
0.170%, 1–6–11	67,256	67,254
0.170%, 1–10–11	826	826
PACCAR Financial Corp.,
0.180%, 1–25–11	6,800	6,799
Sara Lee Corporation,
0.250%, 1–7–11	20,000	19,999
Societe Generale N.A. Inc.:
0.070%, 1–3–11	31,632	31,632
0.320%, 2–1–11	33,000	32,991
0.340%, 2–4–11	50,000	49,983
St. Jude Medical, Inc.,
0.190%, 1–7–11	5,000	5,000
Straight-A Funding, LLC (Federal Financing Bank):
0.200%, 1–10–11	15,000	14,999
0.210%, 1–26–11	25,000	24,996
Walt Disney Company (The),
0.150%, 1–24–11	7,000	6,999
Wisconsin Electric Power Co.:
0.190%, 1–6–11	9,642	9,642
0.170%, 1–7–11	32,000	31,999

		739,716

Commercial Paper (backed by irrevocable bank letter of credit) (J) – 0.0%
River Fuel Trust #1 (Bank of New York (The)),
0.290%, 1–31–11	10,000	9,998

Municipal Obligations – Taxable – 0.2%
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (Bank of America, N.A.), 0.330%, 1–3–11 (K)	3,125	3,125
IL Fin Auth (Loyola Univ of Chicago Fin Prog), Commercial Paper Rev Notes, 0.260%, 2–2–11	1,400	1,400
MS Business Fin Corp, Gulf Opportunity Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj) (Chevron Corporation), 0.280%, 1–3–11 (K)	4,000	4,000
MS Dev Bank, Var Rate Demand Rfdg Bonds (Harrison Cnty, MS GO Coliseum and Convention Ctr Rfdg Bonds), Ser 2010B (Bank of America, N.A.), 0.380%, 1–3–11 (K)	5,000	5,000
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp Issue, Ser 2008C (JPMorgan Chase & Co.), 0.320%, 1–3–11 (K)	9,500	9,500
NY Hsng Fin Agy, Archstone Westbury Hsng Rev Bonds, Ser A (Bank of America, N.A.), 0.360%, 1–3–11 (K)	24,300	24,300
NYC GO Bonds, Fiscal 2006 Ser E (Bank of America, N.A.), 0.340%, 1–3–11 (K)	7,000	7,000

WV Econ Dev Auth, Solid Waste Disp Fac Rev Bonds (Appalachian Power Co – Amos Proj), Ser 2009B, 0.290%, 1–3–11 (K)	16,339	16,339

		70,664

Notes – 0.2%
Bank of America, N.A., 0.588%, 1–24–11 (K)	1,000	1,000
Rabobank Nederland, 0.264%, 1–10–11 (K)	31,110	31,110

		32,110

United States Government Agency Obligations – 0.0%
Overseas Private Investment Corporation:
0.320%, 1–20–11 (K)	3,000	3,000
0.280%, 2–15–11 (K)	1,000	1,000
0.280%, 3–15–11 (K)	2,353	2,353

		6,353

TOTAL SHORT-TERM SECURITIES – 3.4%		$858,841
(Cost: $858,841)

TOTAL INVESTMENT SECURITIES – 99.6%		$24,996,144
(Cost: $18,357,020)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		100,033

NET ASSETS – 100.0%		$25,096,177

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$18,596,135	$—	$—
Preferred Stocks	1,559,206	—	—
Investment Funds	—	—	5,841
Warrants	—	586,136	—
Corporate Debt Securities	—	24,651	318
Put Options	—	180,863	—
United States Government Agency Obligations	—	9,980	—
Bullion	3,174,173	—	—
Short-Term Securities	—	858,841	—
Total Investments in Securities	$23,329,514	$1,660,471	$6,159
Forward Foreign Currency Contracts	$—	$11,115	$—
Swap Agreements	—	486	—
Liabilities

Forward Foreign Currency Contracts	$—	$59,107	$—
Swap Agreements	—	522	—
Written Options	—	47,625	—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment Funds	Corporate Debt Securities	Put Options	Written Options
Beginning Balance 4–1–10	$5,181	$—	$14,366	$(18,854)
Net realized gain (loss)	—	—	65,309	(11,128)
Net unrealized appreciation (depreciation)	660	—	6,967	7,480
Purchases	—	—	12,061	—
Sales	—	—	(98,703)	22,502
Transfers into Level 3 during the period	—	318	—	—
Transfers out of Level 3 during the period	—	—	—	—
Ending Balance 12–31–10	$5,841	$318	$—	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12–31–10	$660	$(1)	$—	$—

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

The following total return swaps were outstanding at December 31, 2010:

Counterparty	Notional Amount(H)	Underlying Security	Termination Date	Financing Fee#	Unrealized Appreciation (Depreciation)
Morgan Stanley	BRL376,644	Bovespa Index Feb 11 Future	2–16–11	N/A	$371
Goldman Sachs	9,136	Bovespa Index Feb 11 Future	2–16–11	N/A	115
Goldman Sachs	285,252	Bovespa Index Feb 11 Future	2–16–11	N/A	(122)
Goldman Sachs	63,641	Bovespa Index Feb 11 Future	2–16–11	N/A	(400)

					$(36)

#	On the termination date of the swap contracts, the Fund and counterparty will settle the difference between the beginning notional amount and the closing notional amount.

The following forward foreign currency contracts were outstanding at December 31, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	3,735,000	6–25–12	$7,847	$—
Buy	Chinese Yuan Renminbi	Citibank, N.A.	1,036,201	6–28–12	3,268	—
Sell	Euro	Morgan Stanley International	581,300	3–22–11	—	13,032
Sell	Euro	Nomura Securities International	810,100	3–24–11	—	22,489
Sell	Euro	Goldman Sachs International	862,413	3–28–11	—	23,586
					$11,115	$59,107

The following written options were outstanding at December 31, 2010:

Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price(H)	Premium Received	Market Value
Dow Jones Euro STOXX 50 Index:	Credit Suisse	21	February 2011	EUR2,450	$4,602	$(4,602)
	Morgan Stanley Smith Barney LLC	16	February 2011	2,500	3,493	(4,415)
	Morgan Stanley Smith Barney LLC	22	February 2011	2,550	4,783	(7,768)
	Credit Suisse	29	March 2011	2,450	11,194	(11,926)

Goldman, Sachs & Company	38	March 2011	2,500	13,753	(18,914)
				$37,825	$(47,625)

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $2,568,833 or 10.2% of net assets.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	Restricted security. At December 31, 2010, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Vietnam Azalea Fund Limited	6-14-07 to 1-28-09	1,100	$7,268	$5,841

The total value of this security represented 0.0% of net assets at December 31, 2010.

(F)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Ivy Investment Management Company or other related parties, together own approximately 30% of the outstanding shares of this security at December 31, 2010.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(H)	Principal amount, notional amount and exercise price are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, EUR - Euro and HKD - Hong Kong Dollar).

(I)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.

(J)	Rate shown is the yield to maturity at December 31, 2010.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$18,435,280
Gross unrealized appreciation	6,682,122
Gross unrealized depreciation	(121,258)
Net unrealized appreciation	$6,560,864

SCHEDULE OF INVESTMENTS Ivy Asset Strategy New Opportunities Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 1.1%
Focus Media Holding Limited, ADR (A)	156	$3,421

Agricultural Products – 2.5%
Asian Citrus Holdings Limited (B)	2,273	2,819
Cosan S.A. Industria e Comercio, Class A	343	4,666

		7,485

Air Freight & Logistics – 2.4%
GLOVIS Co., Ltd. (A)(B)	56	7,306

Airlines – 2.2%
Copa Holdings, S.A., Class A	112	6,587

Application Software – 1.8%
salesforce.com, inc. (A)	6	845
VanceInfo Technologies Inc., ADR (A)	128	4,411

		5,256

Auto Parts & Equipment – 1.9%
Gentex Corporation	124	3,660
Minth Group Limited (B)	1,294	2,124

		5,784

Automobile Manufacturers – 5.5%
Dongfeng Motor Group Company Limited, H Shares (B)	1,678	2,893
Ford Otomotiv Sanayi A.S. (B)	536	4,533
Kia Motors Corporation (A)(B)	200	8,928

		16,354

Broadcasting – 0.3%
Sun TV Network Limited (B)	65	760

Cable & Satellite – 2.0%
Naspers Limited, Class N (B)	104	6,113

Casinos & Gaming – 2.1%
SJM Holdings Limited (B)	3,998	6,347

Coal & Consumable Fuels – 1.7%
Alpha Natural Resources, Inc. (A)	85	5,121

Communications Equipment – 2.7%
Acme Packet, Inc. (A)	102	5,428
Aruba Networks, Inc. (A)	84	1,762
F5 Networks, Inc. (A)	8	1,002

		8,192

Computer Hardware – 0.7%
High Tech Computer Corp. (B)	66	2,040

Construction & Engineering – 5.4%
Chicago Bridge & Iron Company N.V., NY Shares (A)	209	6,864
Hyundai Engineering & Construction Co., Ltd. (A)(B)	47	3,019
Orascom Construction Industries Company (OCI), GDR (B)	123	6,021

		15,904

Construction & Farm Machinery & Heavy Trucks – 1.2%
Jain Irrigation Systems Limited (B)	457	2,148
PT United Tractors Tbk (B)	573	1,514

		3,662

Construction Materials – 0.5%
PT Holcim Indonesia Tbk (A)(B)	5,903	1,474

Consumer Finance – 1.0%
Shriram Transport Finance Company Limited (B)	171	2,990

Diversified Banks – 6.9%
Bangkok Bank Public Company Limited (B)	171	834
Capitec Bank Holdings Limited (B)	127	3,312
Commercial International Bank (Egypt) S.A.E. (B)	198	1,617
PT Bank Mandiri (Persero) Tbk (B)	1,737	1,253
PT Bank Rakyat Indonesia (B)	691	805
Siam Commercial Bank Public Company Limited (The) (B)	461	1,582
Turkiye Is Bankasi A.S. (B)	1,445	5,146
Yapi ve Kredi Bankasi A.S. (A)(B)	2,006	6,314

		20,863

Diversified Metals & Mining – 1.7%
Fushan International Energy Group Limited (B)	2,078	1,425
Walter Industries, Inc.	30	3,771

		5,196

Education Services – 1.2%
Anhanguera Educacional Participacoes S.A. (B)	98	2,359
Anhanguera Educacional Participacoes S.A. (B)(C)	50	1,205

		3,564

Electronic Components – 1.6%
LG Display Co., Ltd. (A)(B)	133	4,673

Food Retail – 4.1%
BIM Birlesik Magazalar Anonim Sirketi (B)	170	5,794
C.P. Seven Eleven Public Company Limited (B)	365	475
CP ALL plc (B)	523	681
Pyaterochka Holding N.V., GDR (A)(B)	113	5,231

		12,181

Gold – 5.4%
African Barrick Gold plc (B)	170	1,620
Alamos Gold Inc. (B)	288	5,486
Centamin Egypt Limited (A)(B)	3,179	8,743

		15,849

Health Care Services – 1.1%
Fleury S.A. (B)	207	3,328

Homebuilding – 5.3%
MRV Engenharia e Participacoes S.A. (B)	829	7,793
Rossi Residencial S.A. (B)	898	7,997

		15,790

Hotels, Resorts & Cruise Lines – 0.4%
MakeMyTrip Limited (A)	45	1,206

Industrial Conglomerates – 0.5%
Jaiprakash Associates Limited (B)	574	1,360

Internet Software & Services – 6.5%
Mail.ru Group Limited, GDR (A)(B)(C)	110	3,949
MercadoLibre, Inc. (A)	108	7,196
SINA Corporation (A)	118	8,107
Youku.com Inc., ADR (A)	14	483

		19,735

Investment Banking & Brokerage – 0.9%
EFG-Hermes Holding Company (B)	438	2,557

IT Consulting & Other Services – 1.7%
Camelot Information Systems Inc., ADR (A)	219	5,236

Managed Health Care – 0.4%
Amil Participacoes S.A. (B)	119	1,276

Oil & Gas Drilling – 1.2%
Pride International, Inc. (A)	108	3,571

Oil & Gas Exploration & Production – 2.3%
Cairn Energy plc (A)(B)	956	6,260
Cairn India Limited (A)(B)	91	677

		6,937

Other Diversified Financial Services – 2.6%
African Bank Investments Limited (B)	1,300	7,645

Packaged Foods & Meats – 2.6%
China Yurun Food Group Limited (B)	153	503
China Yurun Food Group Limited (B)(C)	300	986
Perdigao S.A. (B)	377	6,213

		7,702

Personal Products – 1.3%
Dabur India Limited (B)	256	575
Natura Cosmeticos S.A. (B)	117	3,352

		3,927

Real Estate Development – 3.5%
Asian Property Development Public Company Limited (B)	2,282	439
Asian Property Development Public Company Limited (B)	1,003	193
Evergrande Real Estate Group Limited (B)	1,723	838
Talaat Mostafa Group Holding (S.A.E.) (A)(B)	3,481	5,175
UEM Land Holdings Berhad (A)(B)	4,734	3,746

		10,391

Real Estate Management & Development – 2.1%
BR Properties S.A. (B)	588	6,435

Real Estate Operating Companies – 2.4%
BRMalls Participacoes S.A. (B)	455	4,685
Global Logistic Properties Limited (A)(B)	68	114
Global Logistic Properties Limited (A)(B)(C)	1,333	2,244

		7,043

Semiconductor Equipment – 1.2%
Lam Research Corporation (A)	67	3,454

Specialty Chemicals – 1.0%
Novozymes A/S, Class B (B)	22	3,065

Steel – 1.0%
Ezz Steel Company (An Egyptian Joint Stock Company) (A)(B)	901	3,042

Trading Companies & Distributors – 1.1%
Samsung C&T Corporation (A)(B)	49	3,434

TOTAL COMMON STOCKS – 95.0%		$284,256
(Cost: $255,261)

SHORT-TERM SECURITIES	Principal

Commercial Paper (D) – 3.8%
Novartis Finance Corp.: 0.110%, 1–3–11	$5,000	5,000
0.170%, 1–6–11	4,000	4,000
Sonoco Products Co.,
0.200%, 1–3–11	2,630	2,630

		11,630

Master Note – 0.7%
Toyota Motor Credit Corporation,
0.154%, 1–3–11 (E)	1,968	1,968

TOTAL SHORT-TERM SECURITIES – 4.5%		$13,598
(Cost: $13,598)

TOTAL INVESTMENT SECURITIES – 99.5%		$297,854
(Cost: $268,859)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		1,481

NET ASSETS – 100.0%		$299,335

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$284,256	$—	$—
Short-Term Securities	—	13,598	—
Total Investments in Securities	$284,256	$13,598	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $8,384 or 2.8% of net assets.

(D)	Rate shown is the yield to maturity at December 31, 2010.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$268,917

Gross unrealized appreciation	31,603
Gross unrealized depreciation	(2,666)

Net unrealized appreciation	$28,937

SCHEDULE OF INVESTMENTS Ivy Balanced Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.0%
General Dynamics Corporation	17	$1,199
Honeywell International Inc.	61	3,222

		4,421

Air Freight & Logistics – 1.5%
Expeditors International of Washington, Inc.	59	3,238

Auto Parts & Equipment – 3.0%
BorgWarner Inc. (A)	46	3,357
Johnson Controls, Inc.	88	3,346

		6,703

Broadcasting – 1.5%
CBS Corporation, Class B	172	3,279

Casinos & Gaming – 1.2%
Wynn Resorts, Limited	24	2,503

Computer Hardware – 3.7%
Apple Inc. (A)	19	6,226
Hewlett-Packard Company	44	1,848

		8,074

Construction & Engineering – 1.2%
Quanta Services, Inc. (A)	136	2,709

Construction & Farm Machinery & Heavy Trucks – 0.8%
Cummins Inc.	15	1,650

Data Processing & Outsourced Services – 1.2%
Paychex, Inc.	86	2,646

Department Stores – 1.1%
Macy’s Inc.	97	2,457

Distillers & Vintners – 1.3%
Brown-Forman Corporation, Class B	39	2,733

Diversified Chemicals – 1.3%
Dow Chemical Company (The)	80	2,741

Electric Utilities – 0.9%
PPL Corporation	75	1,963

Electrical Components & Equipment – 2.3%
Emerson Electric Co.	86	4,916

Footwear – 1.4%
NIKE, Inc., Class B	35	2,947

General Merchandise Stores – 1.4%
Target Corporation	50	3,031

Health Care Distributors – 1.2%
Henry Schein, Inc. (A)	42	2,548

Health Care Supplies – 1.4%
DENTSPLY International Inc.	87	2,983

Hotels, Resorts & Cruise Lines – 2.4%
Carnival Corporation	35	1,623
Hyatt Hotels Corporation, Class A (A)	76	3,487

		5,110

Household Products – 1.4%
Colgate-Palmolive Company	38	3,054

Human Resource & Employment Services – 1.5%
Manpower Inc.	50	3,151

Industrial Machinery – 1.2%
Eaton Corporation	27	2,700

Integrated Oil & Gas – 3.1%
ConocoPhillips	66	4,475
Exxon Mobil Corporation	31	2,237

		6,712

Integrated Telecommunication Services – 0.3%
Frontier Communications Corporation	75	730

IT Consulting & Other Services – 1.5%
Accenture plc, Class A	69	3,326

Motorcycle Manufacturers – 0.8%
Harley-Davidson, Inc.	53	1,827

Oil & Gas Equipment & Services – 5.3%
Halliburton Company	87	3,536
National Oilwell Varco, Inc.	69	4,613
Schlumberger Limited	40	3,365

		11,514

Oil & Gas Exploration & Production – 0.9%
Southwestern Energy Company (A)	54	2,010

Other Diversified Financial Services – 2.3%
JPMorgan Chase & Co.	124	5,269

Packaged Foods & Meats – 1.0%
General Mills, Inc.	63	2,256

Personal Products – 2.9%
Estee Lauder Companies Inc. (The), Class A	42	3,366
Mead Johnson Nutrition Company	47	2,944

		6,310

Pharmaceuticals – 2.2%
Abbott Laboratories	36	1,710
Allergan, Inc.	47	3,241

		4,951

Property & Casualty Insurance – 1.4%
Travelers Companies, Inc. (The)	53	2,958

Railroads – 1.6%
Union Pacific Corporation	38	3,558

Real Estate Management & Development – 1.3%
CB Richard Ellis Group, Inc., Class A (A)	133	2,714

Regional Banks – 1.1%
PNC Financial Services Group, Inc. (The)	38	2,313

Restaurants – 2.7%
McDonald’s Corporation	46	3,499
Starbucks Corporation	71	2,278

		5,777

Semiconductor Equipment – 2.7%
ASML Holding N.V., NY Registry Shares	72	2,760
Lam Research Corporation (A)	59	3,066

		5,826

Semiconductors – 2.1%
Microchip Technology Incorporated	131	4,488

Soft Drinks – 1.3%
PepsiCo, Inc.	43	2,809

Systems Software – 0.7%
Microsoft Corporation	52	1,448

Tobacco – 1.3%
Philip Morris International Inc.	47	2,722

TOTAL COMMON STOCKS – 71.4%		$155,075
(Cost: $114,605)

CORPORATE DEBT SECURITIES	Principal

Airlines – 0.2%
Southwest Airlines Co., 6.500%, 3–1–12	$500	524

Auto Parts & Equipment – 0.5%
BorgWarner Inc., 4.625%, 9–15–20	1,000	987

Automobile Manufacturers – 0.9%
Ford Motor Company, Convertible, 4.250%, 11–15–16	1,000	1,999

Brewers – 0.7%
Anheuser–Busch InBev Worldwide Inc.:
3.000%, 10–15–12	500	516
5.375%, 11–15–14 (B)	1,000	1,102

		1,618

Broadcasting – 0.7%
CBS Corporation: 8.875%, 5–15–19 4.300%, 2–15–21
	500	629
	1,000	950

		1,579

Communications Equipment – 0.5%
Cisco Systems, Inc., 5.250%, 2–22–11
	1,000	1,006

Construction & Farm Machinery & Heavy Trucks – 0.2%
John Deere Capital Corporation, 5.250%, 10–1–12
	500	538

Consumer Finance – 1.0%
American Express Credit Corporation, 5.125%, 8–25–14
	200	216
Caterpillar Financial Services Corporation, 1.550%, 12–20–13
	1,000	1,001
Ford Motor Credit Company LLC, 7.000%, 4–15–15
	750	806

		2,023

Data Processing & Outsourced Services – 0.5%
Western Union Company (The), 6.500%, 2–26–14
	1,000	1,117

Department Stores – 0.5%
Kohl’s Corporation, 6.300%, 3–1–11
	1,000	1,008

Diversified Banks – 0.5%
U.S. Bancorp, 4.200%, 5–15–14	1,000	1,068

Diversified Capital Markets – 0.2%
Deutsche Bank AG, 3.450%, 3–30–15
	500	512

Diversified Metals & Mining – 0.3%
Rio Tinto Finance (USA) Limited, 8.950%, 5–1–14
	500	605

Drug Retail – 0.3%
CVS Caremark Corporation, 3.250%, 5–18–15
	550	559

Electric Utilities – 0.3%
Hydro–Quebec, 8.000%, 2–1–13
	500	569

Food Distributors – 0.2%
Cargill, Inc., 6.375%, 6–1–12 (B)
	400	429

Food Retail – 0.5%
Kroger Co. (The), 6.200%, 6–15–12
	1,000	1,073

Gold – 0.7%
Newmont Mining Corporation, Convertible, 3.000%, 2–15–12
	1,200	1,670

Home Improvement Retail – 0.5%
Home Depot, Inc. (The), 5.200%, 3–1–11
	1,000	1,007

Hypermarkets & Super Centers – 0.9%
Wal-Mart Stores, Inc.: 0.750%, 10–25–13	1,500	1,486
2.875%, 4–1–15	250	256

		1,742

Industrial Conglomerates – 0.1%
Textron Inc., 6.200%, 3–15–15
	150	164

Industrial Gases – 0.5%
Praxair, Inc., 4.375%, 3–31–14
	1,000	1,068

Industrial Machinery – 0.6%
Illinois Tool Works Inc., 5.150%, 4–1–14
	1,000	1,102

Integrated Oil & Gas – 0.8%
Cenovus Energy Inc., 4.500%, 9–15–14
	250	268
Chevron Corporation, 3.450%, 3–3–12
	500	516
ConocoPhillips, 4.750%, 2–1–14
	1,000	1,086

		1,870

Integrated Telecommunication Services – 0.5%
AT&T Inc., 4.850%, 2–15–14
	1,000	1,081

Investment Banking & Brokerage – 0.2%
Morgan Stanley, 4.100%, 1–26–15
	500	507

Life & Health Insurance – 1.5%
MetLife Global Funding I, 2.500%, 9–29–15 (B)
	2,500	2,465
Prudential Financial, Inc., 4.750%, 9–17–15
	500	529

		2,994

Movies & Entertainment – 0.2%
Viacom Inc.,
4.375%, 9–15–14	500	532

Oil & Gas Exploration & Production – 0.5%
EOG Resources, Inc., 2.500%, 2–1–16	1,000	978

Other Diversified Financial Services – 0.7%
JPMorgan Chase & Co.: 4.650%, 6–1–14 7.900%, 4–29–49 (C)	1,000 500	1,068 531

		1,599

Other Non–Agency REMIC/CMO – 0.0%
Banco Hipotecario Nacional: 7.916%, 7–25–09 (B) 8.000%, 3–31–11 (B)	7 1	— —	* *

		—	*

Packaged Foods & Meats – 0.4%
Kellogg Company, 4.450%, 5–30–16
	500	538
Unilever Capital Corporation, 5.900%, 11–15–32
	350	392

		930

Pharmaceuticals – 1.4%
Abbott Laboratories, 3.750%, 3–15–11
	1,000	1,007
Pfizer Inc., 4.450%, 3–15–12
	1,000	1,043
Roche Holdings Ltd, 5.000%, 3–1–14 (B)
	1,000	1,095

		3,145

Property & Casualty Insurance – 0.9%
Berkshire Hathaway Finance Corporation, 4.000%, 4–15–12 (B)
	1,000	1,040
Fidelity National Financial, Inc., 6.600%, 5–15–17
	800	798

		1,838

Restaurants – 0.1%
YUM! Brands, Inc., 4.250%, 9–15–15
	250	264

Soft Drinks – 0.2%
PepsiCo, Inc., 3.750%, 3–1–14	500	529

Systems Software – 0.2%
Microsoft Corporation, 2.950%, 6–1–14	500	520

Tobacco – 0.2%
Philip Morris International Inc., 4.500%, 3–26–20
	500	516

Wireless Telecommunication Service – 0.3%
America Movil, S.A.B. de C.V., 3.625%, 3–30–15
	200	206
American Tower Corporation, 4.625%, 4–1–15
	500	522

		728

TOTAL CORPORATE DEBT SECURITIES – 19.4%		$41,998
(Cost: $39,003)

OTHER GOVERNMENT SECURITIES

Qatar – 0.4%
State of Qatar, 4.000%, 1–20–15 (B)	750	776

Supranational – 0.2%
International Bank for Reconstruction and Development, 2.375%, 5–26–15	450	461

TOTAL OTHER GOVERNMENT SECURITIES – 0.6%		$1,237
(Cost: $1,197)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations – 1.0%

Federal National Mortgage Association Fixed
Rate Pass-Through Certificates:
6.000%, 9–1–17
5.000%, 1–1–18
5.500%, 4–1–18
6.500%, 10–1–28
6.500%, 2–1–29
7.000%, 11–1–31
6.500%, 2–1–32
7.000%, 2–1–32
7.000%, 3–1–32
7.000%, 7–1–32
6.000%, 9–1–32
6.500%, 9–1–32
5.500%, 5–1–33
5.500%, 6–1–33

	182 183 85 100 16 94 96 137 58 100 384 88 262 143	199 195 92 114 18 108 108 156 67 113 424 99 283 154

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.0%		$2,130
(Cost: $1,972)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations – 3.3%
United States Treasury Bonds, 7.500%, 11–15–16 United States Treasury Notes: 3.875%, 2–15–13 3.625%, 5–15–13 4.250%, 8–15–13 4.250%, 8–15–15	500 1,250 750 900 3,000	643 1,336 802 980 3,321

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.3%		$7,082
(Cost: $6,428)

SHORT–TERM SECURITIES

Commercial Paper (D) – 3.0%
Emerson Electric Co., 0.140%, 1–5–11	6,602	6,602

Master Note – 0.9%
Toyota Motor Credit Corporation, 0.154%, 1–3–11 (E)	1,950	1,950

TOTAL SHORT-TERM SECURITIES – 3.9%		$8,552
(Cost: $8,552)

TOTAL INVESTMENT SECURITIES – 99.6%		$216,074
(Cost: $171,757)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		965

NET ASSETS – 100.0%		$217,039

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$155,075	$—	$—
Corporate Debt Securities	—	41,998	—
Other Government Securities	—	1,237	—
United States Government Agency Obligations	—	2,130	—
United States Government Obligations	—	7,082	—
Short-Term Securities	—	8,552	—
Total Investments in Securities	$155,075	$60,999	$—

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $6,907 or 3.2% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(D)	Rate shown is the yield to maturity at December 31, 2010.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$171,962

Gross unrealized appreciation	44,539
Gross unrealized depreciation	(427)

Net unrealized appreciation	$44,112

SCHEDULE OF INVESTMENTS Ivy Bond Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Diversified REITs – 0.1%
PS Business Parks, Inc., 7.0% Cumulative (A)	11	$257

Specialized REITs – 0.0%
Public Storage, Inc., 6.25% Cumulative (A)	2	54

TOTAL PREFERRED STOCKS – 0.1%		$311
(Cost: $315)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.9%
L-3 Communications Corporation,
5.875%, 1–15–15	$2,475	2,521

Airlines – 3.1%
America West Airlines, Inc. Pass Through Certificates, Series 2000-1,
8.057%, 7–2–20	928	982
Continental Airelines Pass Through Certificates, Series 2010-1 Class A,
4.750%, 1–12–21	815	815
Continental Airlines 2001-1 A-1,
8.048%, 11–1–20	1,104	1,248
Continental Airlines Pass Through Certificates, Series 2009-2,
7.250%, 11–10–19	739	824
Delta Air Lines, Inc. Class A Pass Through Certificates, Series 2010-2,
4.950%, 5–23–19	845	848
United Air Lines, Inc.,
10.400%, 11–1–16	1,077	1,243
US Airways Group, Inc. Class A,
6.250%, 4–22–23	1,350	1,344
US Airways Group, Inc. Class B,
8.500%, 4–22–17	1,000	1,000

		8,304

Application Software – 0.5%
Intuit Inc.,
5.750%, 3–15–17	1,280	1,395

Asset-Backed Security – 4.0%
Associates Manufactured Housing Contract Pass-Through Certificates,
7.725%, 6–15–28 (B)	4	4
Capital Auto Receivables Asset Trust 2007-1,
6.570%, 9–16–13 (C)	625	662
Capital Auto Receivables Asset Trust 2007-2,
8.300%, 2–18–14 (C)	1,000	1,065
Capital Auto Receivables Asset Trust 2007-3,
8.000%, 3–17–14 (C)	480	510
CarMax Auto Owner Trust 2007-3,
7.580%, 3–17–14	380	398
Chrysler Financial Auto Securitization Trust 2010-A,
1.650%, 11–8–13	1,740	1,739
CountryPlace Manufactured Housing Contract Trust 2005-1,
5.200%, 12–15–35 (B)(C)	300	236
Ford Credit Auto Lease Trust, Series 2010-A, Class A-2,
1.040%, 3–15–13 (C)	926	927
Ford Credit Auto Owner Trust 2009-B A3,
2.790%, 8–15–13	302	306
GE Capital Credit Card Master Note Trust, Series 2009-2,
3.690%, 7–15–15	870	904

GE Capital Credit Card Master Note Trust, Series 2009-3,
2.540%, 9–15–14	485	491
Green Tree Financial Corporation,
6.400%, 10–15–18	59	60
Honda Auto Receivables 2010-1 Owner Trust,
0.620%, 2–21–12	1,834	1,835
JPMorgan Auto Receivables Trust 2007-A,
7.090%, 2–15–14 (C)	148	148
Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1–15–35	100	105
Origen Manufactured Housing Contract Trust 2004-B,
5.730%, 11–15–35 (B)	982	979
Origen Manufactured Housing Contract Trust 2005-A:
4.490%, 5–15–18	3	3
5.860%, 6–15–36 (B)	105	106
Origen Manufactured Housing Contract Trust 2005-B,
5.605%, 5–15–22	200	207

		10,685

Auto Parts & Equipment – 0.3%
Tenneco Inc.,
6.875%, 12–15–20 (C)	850	869

Biotechnology – 0.3%
Genzyme Corporation,
3.625%, 6–15–15	900	924

CMBS Other – 6.3%
Bear Stearns Commercial Mortgage Securities Inc., Commercial Mortgage Pass-Through Certificates, Series 2004-TOP16 Class A-4,
4.320%, 2–13–46	645	652
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4,
5.468%, 6–11–41 (B)	1,598	1,717
Carey Commercial Mortgage Trust Series 2002-1,
5.970%, 9–20–19 (C)	165	168
Commerical Mortgage Asset Trust,
6.975%, 1–17–32	2,000	2,157
Credit Suisse First Boston Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2005-C2,
4.691%, 4–15–37	3,417	3,426
Extended Stay America Trust, Commercial Mortgage Pass-Through Certificates, Series 2010-ESH,
4.860%, 11–5–27 (C)	1,400	1,372
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11–11–38 (C)	421	204
Hometown Commercial Trust 2007-1, Commercial Mortgage-Backed Notes, Series 2007-1,
6.057%, 6–11–39 (C)	404	116
J.P. Morgan Chase Commercial Mortgage Securities Trust 2009-IWST, Commercial Mortgage Pass-Through Certificates, Series 2009-IWST:
2.000%, 12–5–27 (B)(C)	6,170	791
7.694%, 12–5–27 (B)(C)	1,500	1,648
LB-UBS Commercial Mortgage Trust 2003-C7,
5.114%, 7-15-37 (B)(C)	1,000	929

Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
1.150%, 11-28-35 (B)(C)(D)	1,241	14
5.880%, 11-28-35 (B)(C)	105	26
5.880%, 11-28-35 (B)(C)	155	9
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-D6,
6.000%, 3-15-30 (C)	500	513
OBP Depositor LLC Trust, Commercial Mortgage Pass-Through Certificates, Ser 2010-OBP,
4.646%, 7-15-45 (C)	1,255	1,281
TIAA Seasoned Commercial Mortgage Trust 2007-C4,
5.646%, 8-15-39 (B)	841	856
Vornado DP LLC Trust 2010, Commercial Mortgage Pass-Through Certificates, Series 2010-VNO,
5.280%, 9-13-28 (C)	1,200	1,177

		17,056

Coal & Consumable Fuels – 0.8%
Peabody Energy Corporation,
7.375%, 11-1-16	2,000	2,220

Communications Equipment – 0.2%
Cisco Systems, Inc.,
5.500%, 1-15-40	480	501

Consumer Finance – 0.9%
American Express Bank, FSB (Federal Deposit Insurance Corporation),
3.150%, 12-9-11 (E)	250	256
Discover Financial Services,
6.450%, 6-12-17	660	687
Ford Motor Credit Company LLC,
5.625%, 9-15-15	1,500	1,554

		2,497

Data Processing & Outsourced Services – 0.6%
Fiserv, Inc.,
4.625%, 10-1-20	1,555	1,510

Diversified Banks – 1.1%
Sovereign Bank (Federal Deposit Insurance Corporation),
2.750%, 1-17-12 (E)	705	721
U.S. Bank, N.A.,
3.778%, 4-29-20	2,240	2,273

		2,994

Diversified Chemicals – 1.0%
Nalco Company,
6.625%, 1-15-19 (C)	1,500	1,534
PPG Industries, Inc.,
5.500%, 11-15-40	1,105	1,084

		2,618

Diversified REITs – 0.6%
Allied Capital Corporation,
6.625%, 7-15-11	685	698
DEXUS Property Group,
7.125%, 10-15-14 (C)	720	795

		1,493

Electric Utilities – 0.6%
Southwestern Electric Power Company,
5.550%, 1-15-17	1,645	1,749

Fertilizers & Agricultural Chemicals – 0.8%
Mosaic Company (The),
7.625%, 12-1-16 (C)	2,000	2,152

Food Distributors – 0.3%
Cargill, Inc.,
5.200%, 1-22-13 (C)	725	782

Gas Utilities – 0.2%
Ferrellgas, L.P. and Ferrellgas Finance Corp.,
9.125%, 10-1-17	500	550

Health Care Equipment – 0.3%
Boston Scientific Corporation,
5.450%, 6-15-14	650	690

Health Care Services – 1.6%
Laboratory Corporation of America Holdings,
4.625%, 11-15-20	2,075	2,055
Medco Health Solutions, Inc.,
7.125%, 3-15-18	1,030	1,209
Quest Diagnostics Incorporated,
5.750%, 1-30-40	785	748

		4,012

Health Care Supplies – 0.7%
Bio-Rad Laboratories, Inc.,
4.875%, 12-15-20	2,025	1,966

Hypermarkets & Super Centers – 0.5%
Wal-Mart Stores, Inc.,
5.000%, 10-25-40	1,305	1,268

Industrial Conglomerates – 2.1%
General Electric Capital Corporation,
5.875%, 1-14-38	2,715	2,818
General Electric Capital Corporation (Federal Deposit Insurance Corporation):
1.625%, 1-7-11 (E)	1,415	1,415
3.000%, 12-9-11 (E)	305	312
Tyco International Finance S.A.,
8.500%, 1-15-19	845	1,082

		5,627

Integrated Telecommunication Services – 1.1%
Frontier Communications Corporation:
7.875%, 4-15-15	1,305	1,426
8.250%, 4-15-17	260	285
Qwest Communications International Inc.,
7.125%, 4-1-18 (C)	1,000	1,035

		2,746

Investment Banking & Brokerage – 1.9%
Goldman Sachs Group, Inc. (The):
5.150%, 1-15-14	485	522
6.150%, 4-1-18	1,015	1,118
Morgan Stanley:
6.000%, 5-13-14	1,255	1,356
6.250%, 8-28-17	1,100	1,185
5.500%, 7-24-20	880	889

		5,070

Life & Health Insurance – 1.9%
StanCorp Financial Group, Inc.:
6.875%, 10-1-12	450	474
6.900%, 6-1-67	300	284
Symetra Financial Corporation:
6.125%, 4-1-16 (C)	1,150	1,160
8.300%, 10-15-37 (C)	885	841
Unum Group,
7.125%, 9-30-16	2,000	2,246

		5,005

Metal & Glass Containers – 0.4%
Ball Corporation:
7.125%, 9-1-16	455	490
7.375%, 9-1-19	500	538

		1,028

Multi-Utilities – 0.6%
CMS Energy Corporation,
8.750%, 6-15-19	1,325	1,558

Oil & Gas Exploration & Production – 0.6%
QEP Resources, Inc.,
6.875%, 3-1-21	1,500	1,575

Oil & Gas Refining & Marketing – 1.6%
NuStar Logistics, L.P.,
7.650%, 4-15-18	2,000	2,292

Whiting Petroleum Corporation,
6.500%, 10–1–18	2,000	2,020

		4,312

Oil & Gas Storage & Transportation – 2.5%
El Paso Pipeline Partners Operating Company, L.L.C.,
7.500%, 11–15–40	1,905	1,975
Kinder Morgan Energy Partners, L.P.,
9.000%, 2–1–19	615	774
Kinder Morgan Finance Company, ULC,
6.000%, 1–15–18 (C)	1,835	1,803
Sunoco Logistics Partners Operations L.P.,
6.850%, 2–15–40	1,265	1,331
Williams Partners L.P.,
7.250%, 2–1–17	770	895

		6,778

Other Diversified Financial Services – 1.1%
Bank of America Corporation,
7.375%, 5–15–14	540	600
Citigroup Inc.:
6.010%, 1–15–15	1,080	1,185
6.125%, 5–15–18	1,145	1,254

		3,039

Other Mortgage-Backed Securities – 4.1%
Asset Securitization Corporation:
1.452%, 10–13–26 (B)(C)(D)	638	5
7.677%, 2–14–43 (B)	170	179
Banc of America Alternative Loan Trust 2005-10:
5.648%, 11–25–35 (B)	258	35
5.648%, 11–25–35 (B)	127	8
Banc of America Alternative Loan Trust 2005-12,
5.769%, 1–25–36 (B)	273	24
Banc of America Mortgage 2007-1 Trust,
6.000%, 3–25–37	138	—	*
BlackRock Capital Finance,
7.750%, 9–25–26 (C)	82	21
C-Bass 2006-CB2 Trust,
5.860%, 12–25–36	530	265
C-Bass 2006-MH1 Trust,
6.240%, 10–25–36 (B)(C)	89	90
CD 2006-CD2 Mortgage Trust,
5.805%, 1–15–46 (B)(C)	710	679
Cendant Mortgage Corporation and Bishop’s Gate Residential Mortgage Trust,
6.250%, 6–25–32 (C)	56	32
CHL Mortgage Pass-Through Trust 2004-J4,
5.250%, 5–25–34	559	424
Citibank Omni Master Trust Class 2009-A17,
4.900%, 11–15–18 (C)	1,160	1,234
CitiMortgage Alternative Loan Trust, Series 2007-A7,
6.250%, 7–25–37	289	16
Conseco Finance Securitizations Corp. Series 2002-1,
6.681%, 12–1–33 (B)	778	819
CWHEQ Home Equity Loan Trust, Series 2006-S6,
5.962%, 3–25–34 (B)	151	51
CWHEQ Home Equity Loan Trust, Series 2007-S2,
5.934%, 5–25–37 (B)	407	140
First Horizon Mortgage Pass-Through Trust 2003-8,
5.135%, 10–25–33 (B)	67	21
First Union National Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2001-C4,
7.403%, 12–12–33 (B)(C)	750	760
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.250%, 4–25–32	141	108
5.405%, 4–25–32 (B)	209	93
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.250%, 11–25–32 (C)	206	161
5.250%, 11–25–32 (C)	177	141

GMACM Home Equity Loan Trust 2006-HE3,
6.088%, 10–25–36 (B)	368	226
GMACM Home Equity Loan Trust 2007-HE1,
5.952%, 8–25–37 (B)	570	342
GS Mortgage Securities 2010-C1 A2,
4.592%, 8–10–43 (C)	1,535	1,549
Harley-Davidson Motorcycle Trust 2009-4,
1.160%, 10–15–12	256	257
Morgan Stanley Capital I Trust 2004-TOP15,
5.030%, 6–13–41	1,000	1,034
Morgan Stanley Capital I Trust 2007-HQ12,
5.598%, 4–12–49 (B)	1,132	1,174
National Collegiate Trust 1997-S2 (The),
7.240%, 9–20–14	34	16
RALI Series 2003-QS10 Trust,
5.750%, 5–25–33	197	145
RASC Series 2003-KS10 Trust,
6.410%, 12–25–33	66	15
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
1.663%, 9–10–35 (B)(C)	676	514
TimberStar Trust I,
6.208%, 10–15–36 (C)	560	567
Wells Fargo Mortgage Backed Securities 2003-9 Trust,
5.250%, 8–25–33 (C)	196	95

		11,240

Other Non-Agency REMIC/CMO – 0.0%
Banco Hipotecario Nacional,
7.916%, 7–25–09 (C)	7	—	*
Mellon Residential Funding,
6.750%, 6–25–28	10	10

		10

Pharmaceuticals – 1.3%
Mylan Inc.,
6.000%, 11–15–18 (C)	1,500	1,474
Pfizer Inc.,
2.252%, 3–15–11 (B)	500	502
Valeant Pharmaceuticals International,
6.750%, 10–1–17 (C)	1,100	1,095
Valeant Pharmaceuticals International, Inc.,
6.875%, 12–1–18 (C)	500	496

		3,567

Property & Casualty Insurance – 1.5%
Allied World Assurance Company Holdings, Ltd,
7.500%, 8–1–16	1,550	1,716
Fund American Companies, Inc.,
5.875%, 5–15–13	560	580
Liberty Mutual Group, Inc.,
7.300%, 6–15–14 (C)	1,000	1,094
Liberty Mutual Holding Company Inc.,
7.800%, 3–15–37 (C)	360	355
XL Capital Finance (Europe) plc,
6.500%, 1–15–12	180	186

		3,931

Railroads – 0.4%
BNSF Funding Trust I,
6.613%, 12–15–55	975	1,009

Research & Consulting Services – 0.3%
Dun & Bradstreet Corporation (The),
2.875%, 11–15–15	705	689

Residential REITs – 0.4%
BRE Properties, Inc.,
5.200%, 3–15–21	1,115	1,125

Retail REITs – 0.3%
Westfield Group,
7.500%, 6–2–14 (C)	600	681

Specialized Finance – 0.5%
International Lease Finance Corporation,
6.500%, 9–1–14 (C)	1,300	1,378

Specialized REITs – 1.7%
Health Care REIT, Inc.,
4.700%, 9–15–17	1,595	1,588
Healthcare Realty Trust Incorporated,
5.125%, 4–1–14	824	863
Host Hotels & Resorts, L.P.,
6.000%, 11–1–20 (C)	1,500	1,478
Nationwide Health Properties, Inc.,
6.250%, 2–1–13	600	644

		4,573

Systems Software – 0.6%
Oracle Corporation,
5.375%, 7–15–40 (C)	1,710	1,733

Tobacco – 1.2%
Altria Group, Inc.,
10.200%, 2–6–39	1,900	2,745
Reynolds American Inc.,
7.625%, 6–1–16	380	442

		3,187

Wireless Telecommunication Service – 0.3%
Crown Castle International Corp.,
6.113%, 1–15–20 (C)	850	887

TOTAL CORPORATE DEBT SECURITIES – 52.0%		$139,504
(Cost: $139,413)

MUNICIPAL BONDS – TAXABLE – 0.3%
New Jersey
NJ Trans Trust Fund Auth, Trans System Bonds, Ser 2010C,
5.754%, 12–15–28	760	$733

(Cost: $760)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.2%
Federal Home Loan Mortgage Corporation,
3.750%, 6–28–13	420	450

Mortgage-Backed Obligations – 37.2%
Fannie Mae Structured Pass-Through Certificates, Series 2010-M5 Class A2,
2.806%, 7–25–20	2,560	2,475
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
3.342%, 12–25–19	1,282	1,302
6.500%, 9–1–32	121	138
6.000%, 11–1–33	224	246
5.500%, 5–1–34	187	203
5.500%, 6–1–34	777	834
5.000%, 9–1–34	16	17
5.500%, 9–1–34	51	55
5.500%, 10–1–34	189	204
5.500%, 7–1–35	328	351
5.500%, 10–1–35	316	341
5.000%, 11–1–35	1,658	1,747
7.000%, 12–1–37	261	295
4.500%, 1–1–38 TBA	10,480	10,739
4.000%, 1–1–39 TBA	9,440	9,371
5.500%, 2–1–39	791	849
5.000%, 3–1–40	3,069	3,257
5.000%, 8–1–40	975	1,023
4.000%, 10–1–40	1,496	1,487
4.000%, 11–1–40	1,586	1,579
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 1–1–17	60	64
6.000%, 9–1–17	47	52
5.500%, 3–1–18	47	51
5.000%, 6–1–18	177	190
5.000%, 7–1–18	71	77
4.500%, 1–1–20 TBA	8,000	8,386
2.757%, 5–25–20	229	227

5.000%, 7–1–23	800	852
3.500%, 1–1–25 TBA	4,400	4,430
4.500%, 4–1–25	865	909
3.500%, 11–1–25	993	1,002
7.500%, 5–1–31	40	46
7.000%, 9–1–31	22	25
7.000%, 11–1–31	52	60
6.500%, 12–1–31	26	30
7.000%, 2–1–32	38	44
7.000%, 3–1–32	50	57
6.500%, 4–1–32	13	14
6.500%, 5–1–32	13	15
6.500%, 7–1–32	37	42
6.500%, 8–1–32	60	68
6.500%, 9–1–32	76	86
6.000%, 10–1–32	68	75
6.500%, 10–1–32	70	79
6.000%, 11–1–32	69	76
6.000%, 3–1–33	55	61
5.500%, 4–1–33	95	103
6.000%, 4–1–33	114	126
5.500%, 5–1–33	71	77
6.000%, 10–1–33	129	143
5.500%, 1–1–34	59	64
6.000%, 1–1–34	237	261
5.500%, 3–1–34	132	143
5.500%, 4–1–34	136	148
5.000%, 5–1–34	36	38
5.500%, 5–1–34	76	82
5.500%, 11–1–34	932	1,003
6.000%, 11–1–34	353	387
5.000%, 12–1–34	2,212	2,339
4.500%, 1–1–35 TBA	5,805	5,957
5.500%, 1–1–35	369	400
5.500%, 2–1–35	122	132
5.500%, 4–1–35	647	698
5.500%, 6–1–35	52	56
5.000%, 7–1–35	255	271
5.500%, 8–1–35	60	64
5.500%, 10–1–35	587	639
5.500%, 11–1–35	632	680
5.000%, 2–1–36	342	361
5.500%, 9–1–36	362	390
6.500%, 11–1–36	1,308	1,458
6.000%, 8–1–37	692	757
6.000%, 9–1–37	388	429
5.500%, 3–1–38	687	745
5.000%, 4–1–38	859	917
5.500%, 5–1–38	966	1,035
6.000%, 10–1–38	1,567	1,713
6.000%, 12–1–38	761	834
4.000%, 1–1–39 TBA	7,270	7,230
5.000%, 12–1–39	931	994
5.500%, 12–1–39	1,235	1,331
5.000%, 3–1–40	1,898	2,008
4.500%, 4–1–40	975	1,007
4.500%, 10–1–40	1,972	2,026
4.000%, 12–1–40	1,500	1,494
Government National Mortgage Association Agency REMIC/CMO:
5.429%, 12–16–23 (B)	1,232	1,270
4.408%, 1–16–25	195	197
0.691%, 6–17–45 (B)(D)	3,471	99
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 1–1–35 TBA	440	468
5.500%, 7–15–38	630	690
5.500%, 10–15–38	532	586
5.500%, 2–15–39	434	474
4.000%, 1–1–40 TBA	2,000	2,013
5.000%, 1–15–40	934	1,000
5.000%, 7–15–40	993	1,057

		99,925

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 37.4%		$100,375
(Cost: $99,173)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 0.5%
United States Treasury Notes,
1.875%, 7–15–13 (F)	1,310	1,397

Treasury Obligations – 5.9%
United States Treasury Bonds:
5.375%, 2–15–31 (G)	1,775	2,072
3.875%, 8–15–40	6,980	6,430
United States Treasury Notes:
0.625%, 12–31–12	2,000	2,001
1.125%, 6–15–13	2,630	2,652
0.750%, 9–15–13	1,500	1,495
1.375%, 11–30–15	1,155	1,122
2.625%, 11–15–20	65	61

		15,833

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 6.4%		$17,230
(Cost: $16,807)

SHORT-TERM SECURITIES
Commercial Paper (H) – 13.0%
Bemis Company, Inc.,
0.300%, 1–10–11	3,000	3,000
Corporacion Andina de Fomento,
0.230%, 1–12–11	5,000	5,000
Emerson Electric Co.,
0.140%, 1–5–11	7,865	7,864
John Deere Credit Limited (John Deere Capital Corporation),
0.190%, 1–6–11	6,000	6,000
PACCAR Financial Corp.,
0.190%, 1–27–11	5,000	4,999
Praxair, Inc.,
0.090%, 1–3–11	3,183	3,183
Sara Lee Corporation,
0.240%, 1–6–11	5,000	5,000

		35,046

Master Note – 1.8%
Toyota Motor Credit Corporation,
0.154%, 1–3–11 (I)	4,897	4,897

Municipal Obligations – Taxable – 3.1%
Indl Dev Auth of Phoenix, AZ, Adj Mode, Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apartment Proj), Ser 2007A (Wachovia Bank, N.A.),
0.300%, 1–3–11 (I)	8,425	8,425

United States Government Agency Obligations – 4.3%
Overseas Private Investment Corporation,
0.320%, 3–15–11 (I)	11,287	11,287

TOTAL SHORT-TERM SECURITIES – 22.2%		$59,655
(Cost: $59,655)

TOTAL INVESTMENT SECURITIES – 118.4%		$317,808
(Cost: $316,123)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (18.4%)		(49,411)

NET ASSETS – 100.0%		$268,397

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$311	$—	$—
Corporate Debt Securities	—	130,364	9,140
Municipal Bonds	—	733	—
United States Government Agency Obligations	—	100,375	—
United States Government Obligations	—	17,230	—
Short-Term Securities	—	59,655	—
Total Investments in Securities	$311	$308,357	$9,140
Futures Contracts	$271	$—	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities
Beginning Balance 4-1-10	$4,319
Net realized gain (loss)	63
Net unrealized appreciation (depreciation)	314
Purchases	1,184
Sales	(517)
Transfers into Level 3 during the period	4,992
Transfers out of Level 3 during the period	(1,215)
Ending Balance 12-31-10	$9,140
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-10	$302

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $39,286 or 14.6% of net assets.

(D)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.

(E)	Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security’s maturity date or December 31, 2012.

(F)	The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(G)	Securities serve as collateral for the following open futures contracts at December 31, 2010:

Description	Type	Expiration Date	Number of Contracts		Market Value	Unrealized Appreciation
U.S. 30 Year Treasury Bond	Short	3-22-11	—	*	$(7,328)	$265
U.S. 5 Year Treasury Note	Long	4-5-11	—	*	11,772	6
					$4,444	$271

(H)	Rate shown is the yield to maturity at December 31, 2010.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMBS = Collateralized Mortgage-Backed Security

CMO = Collateralized Mortgage Obligation

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TBA = To Be Announced

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$316,504

Gross unrealized appreciation	6,121
Gross unrealized depreciation	(4,817)
Net unrealized appreciation	$1,304

SCHEDULE OF INVESTMENTS Ivy Capital Appreciation Fund (in thousands)
DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 7.1%
Boeing Company (The)	92	$6,004
General Dynamics Corporation	90	6,386
Honeywell International Inc.	90	4,784
Precision Castparts Corp.	124	17,263
Rockwell Collins, Inc.	125	7,283

		41,720

Air Freight & Logistics – 2.0%
FedEx Corporation	70	6,510
United Parcel Service, Inc., Class B	70	5,081

		11,591

Apparel Retail – 0.6%
American Eagle Outfitters, Inc.	220	3,219

Apparel, Accessories & Luxury Goods – 2.0%
Luxottica Group S.p.A., ADR	12	380
Under Armour, Inc., Class A (A)	210	11,515

		11,895

Asset Management & Custody Banks – 3.4%
BlackRock, Inc., Class A	35	6,670
Invesco Ltd.	235	5,654
Janus Capital Group Inc.	580	7,523

		19,847

Auto Parts & Equipment – 1.7%
BorgWarner Inc. (A)	140	10,130

Biotechnology – 1.8%
Gilead Sciences, Inc. (A)	290	10,509

Broadcasting – 0.5%
CBS Corporation, Class B	45	857
Discovery Holding Company, Class A (A)	55	2,294

		3,151

Casinos & Gaming – 0.4%
Wynn Resorts, Limited	20	2,077

Communications Equipment – 1.8%
Cisco Systems, Inc. (A)	205	4,147
QUALCOMM Incorporated	125	6,186

		10,333

Computer Hardware – 8.7%
Apple Inc. (A)	120	38,708
Hewlett-Packard Company	295	12,420

		51,128

Computer Storage & Peripherals – 1.3%
NetApp, Inc. (A)	135	7,420

Construction & Engineering – 0.7%
Fluor Corporation	60	3,976

Construction & Farm Machinery & Heavy Trucks - 0.1%
Caterpillar Inc.	5	468

Consumer Finance – 0.7%
American Express Company	100	4,292

Data Processing & Outsourced Services – 2.3%
MasterCard Incorporated, Class A	18	4,034
Visa Inc., Class A	130	9,149

		13,183

Fertilizers & Agricultural Chemicals – 0.9%
Monsanto Company	75	5,223

Footwear – 1.5%
NIKE, Inc., Class B	100	8,542

General Merchandise Stores – 0.2%
Target Corporation	20	1,203

Health Care Distributors – 1.1%
McKesson Corporation	92	6,475

Health Care Equipment – 1.2%
Hologic, Inc. (A)	379	7,133

Homebuilding – 0.3%
Pulte Homes, Inc. (A)	205	1,542

Hotels, Resorts & Cruise Lines – 1.8%
Starwood Hotels & Resorts Worldwide, Inc.	175	10,636

Household Products – 1.9%
Colgate-Palmolive Company	45	3,617
Procter & Gamble Company (The)	120	7,719

		11,336

Human Resource & Employment Services – 1.1%
Manpower Inc.	99	6,207

Hypermarkets & Super Centers – 2.2%
Costco Wholesale Corporation	173	12,492

Industrial Conglomerates – 0.4%
General Electric Company	115	2,103

Integrated Oil & Gas – 1.5%
Exxon Mobil Corporation	65	4,753
Occidental Petroleum Corporation	40	3,924

		8,677

Internet Software & Services – 5.4%
Google Inc., Class A (A)	54	32,074

Investment Banking & Brokerage – 4.2%
Charles Schwab Corporation (The)	635	10,865
Goldman Sachs Group, Inc. (The)	63	10,594
Morgan Stanley	100	2,721

		24,180

Oil & Gas Drilling – 1.6%
Transocean Inc. (A)	135	9,384

Oil & Gas Equipment & Services – 6.5%
Halliburton Company	350	14,291
Schlumberger Limited	280	23,379

		37,670

Oil & Gas Exploration & Production – 3.1%
Noble Energy, Inc.	60	5,165
Southwestern Energy Company (A)	175	6,550
Ultra Petroleum Corp. (A)	138	6,592

		18,307

Other Diversified Financial Services – 1.6%
JPMorgan Chase & Co.	215	9,120

Pharmaceuticals – 1.4%
Allergan, Inc.	75	5,150
Teva Pharmaceutical Industries Limited, ADR	58	3,024

		8,174

Railroads – 1.5%
Union Pacific Corporation	98	9,034

Restaurants – 1.0%
McDonald’s Corporation	75	5,757

Semiconductors – 1.1%
First Solar, Inc. (A)	27	3,514
Microchip Technology Incorporated	85	2,908

		6,422

Soft Drinks – 1.6%
Coca-Cola Company (The)	100	6,577
PepsiCo, Inc.	42	2,744

		9,321

Specialized Consumer Services – 0.2%
H&R Block, Inc.	115	1,370

Specialized Finance – 0.3%
CME Group Inc.	6	1,995

Specialty Chemicals – 1.4%
Albemarle Corporation	14	781
Ecolab Inc.	145	7,311

		8,092

Systems Software – 4.8%
Microsoft Corporation	940	26,245
Oracle Corporation	50	1,565

		27,810

Tobacco – 1.3%
Philip Morris International Inc.	130	7,609

TOTAL COMMON STOCKS – 86.2%		$502,827
(Cost: $400,179)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 12.0%
AT&T Inc.,
0.120%, 1–3–11	$3,594	3,594
Bank of Nova Scotia:
0.190%, 1–28–11	11,000	10,999
0.230%, 2–28–11	6,000	5,998
Bemis Company, Inc.,
0.300%, 1–12–11	5,000	4,999
Citigroup Funding Inc.,
0.300%, 3–2–11	4,000	3,998
Colgate-Palmolive Company,
0.140%, 1–11–11	5,000	5,000
Corporacion Andina de Fomento:
0.230%, 1–12–11	7,000	6,999
0.240%, 1–21–11	6,000	5,999
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.300%, 1–5–11	5,500	5,500
IBM International Group Capital LLC (International Business Machines Corporation),
0.100%, 1–10–11	5,000	5,000
Sara Lee Corporation,
0.240%, 1–6–11	7,000	7,000
Toyota Motor Credit Corporation,
0.220%, 2–22–11	5,000	4,998

		70,084

Commercial Paper (backed by irrevocable bank letter of credit) (B) – 1.0%
COFCO Capital Corp. (Rabobank Nederland),
0.260%, 1–20–11	5,550	5,549

Master Note – 0.4%
Toyota Motor Credit Corporation,
0.154%, 1–3–11 (C)	2,394	2,394

Municipal Obligations – Taxable – 0.4%
Muni Elec Auth of GA,
0.320%, 2–9–11	2,200	2,200

TOTAL SHORT-TERM SECURITIES – 13.8%		$80,227
(Cost: $80,227)

TOTAL INVESTMENT SECURITIES – 100.0%		$583,054
(Cost: $480,406)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		240

NET ASSETS – 100.0%		$583,294

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$502,827	$—	$—
Short-Term Securities	—	80,227	—
Total Investments in Securities	$502,827	$80,227	$—

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at December 31, 2010.

(C) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$487,926

Gross unrealized appreciation	105,934
Gross unrealized depreciation	(10,806)
Net unrealized appreciation	$95,128

SCHEDULE OF INVESTMENTS
Ivy Core Equity Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 5.8%
Boeing Company (The)	73	$4,738
Honeywell International Inc.	66	3,530
Precision Castparts Corp.	38	5,262

		13,530

Apparel Retail – 1.0%
Urban Outfitters, Inc. (A)	62	2,231

Auto Parts & Equipment – 0.3%
Johnson Controls, Inc.	15	588

Automobile Manufacturers – 1.7%
Bayerische Motoren Werke AG (B)	50	3,938

Biotechnology – 3.0%
Amgen Inc. (A)	126	6,935

Broadcasting – 4.6%
CBS Corporation, Class B	512	9,750
Discovery Holding Company, Class A (A)	28	1,163

		10,913

Cable & Satellite – 1.3%
DIRECTV Group, Inc. (The) (A)	77	3,059

Communications Equipment – 1.5%
Juniper Networks, Inc. (A)	97	3,591

Computer Hardware – 2.5%
Apple Inc. (A)	9	2,871
Hewlett-Packard Company	74	3,103

		5,974

Computer Storage & Peripherals – 1.2%
NetApp, Inc. (A)	50	2,721

Construction & Farm Machinery & Heavy Trucks – 5.2%
Caterpillar Inc.	50	4,712
Cummins Inc.	46	5,069
PACCAR Inc	42	2,429

		12,210

Consumer Finance – 3.0%
Capital One Financial Corporation	165	7,001

Department Stores – 2.0%
Macy’s Inc.	193	4,891

Diversified Banks – 4.0%
Comerica Incorporated	92	3,901
Wells Fargo & Company	179	5,541

		9,442

Fertilizers & Agricultural Chemicals – 1.5%
Monsanto Company	51	3,579

Health Care Equipment – 1.2%
Covidien plc	64	2,918

Hotels, Resorts & Cruise Lines – 1.7%
Starwood Hotels & Resorts Worldwide, Inc.	65	3,933

Hypermarkets & Super Centers – 2.1%
Costco Wholesale Corporation	69	4,946

Industrial Machinery – 4.2%
Eaton Corporation	36	3,634
Parker Hannifin Corporation	71	6,126

		9,760

Integrated Oil & Gas – 3.9%
ConocoPhillips	133	9,078

Integrated Telecommunication Services – 2.0%
AT&T Inc.	158	4,627

Internet Retail – 1.0%
Amazon.com, Inc. (A)	13	2,340

Investment Banking & Brokerage – 1.2%
Lazard Group LLC	73	2,902

Motorcycle Manufacturers – 2.1%
Harley-Davidson, Inc.	139	4,833

Oil & Gas Equipment & Services – 5.8%
Halliburton Company	183	7,472
Schlumberger Limited	73	6,137

		13,609

Oil & Gas Exploration & Production – 1.9%
Noble Energy, Inc.	52	4,459

Other Diversified Financial Services – 2.4%
JPMorgan Chase & Co.	132	5,590

Packaged Foods & Meats – 2.4%
General Mills, Inc.	158	5,634

Personal Products – 2.0%
Estee Lauder Companies Inc. (The), Class A	58	4,658

Pharmaceuticals – 1.6%
Allergan, Inc.	54	3,724

Railroads – 3.4%
Union Pacific Corporation	87	8,064

Restaurants – 3.2%
McDonald’s Corporation	55	4,229
YUM! Brands, Inc.	70	3,429

		7,658

Semiconductor Equipment – 3.2%
Lam Research Corporation (A)	143	7,422

Semiconductors – 4.7%
Broadcom Corporation, Class A	59	2,576
First Solar, Inc. (A)	26	3,357
Microchip Technology Incorporated	148	5,045

		10,978

Soft Drinks – 3.0%
Coca-Cola Company (The)	109	7,143

Systems Software – 2.5%
Oracle Corporation	186	5,825

Tobacco – 2.0%
Philip Morris International Inc.	79	4,611

TOTAL COMMON STOCKS – 96.1%		$225,315
(Cost: $185,772)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 3.3%
PACCAR Financial Corp.,
0.180%, 1–10–11	$4,000	4,000
Praxair, Inc.,
0.090%, 1–3–11	3,862	3,862

		7,862

Master Note – 1.2%
Toyota Motor Credit Corporation,
0.154%, 1–3–11 (D)	2,784	2,784

TOTAL SHORT-TERM SECURITIES – 4.5%		$10,646
(Cost: $10,646)

TOTAL INVESTMENT SECURITIES – 100.6%		$235,961
(Cost: $196,418)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6%)		(1,451)

NET ASSETS – 100.0%		$234,510

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$225,315	$—	$—
Short-Term Securities	—	10,646	—
Total Investments in Securities	$225,315	$10,646	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at December 31, 2010.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$196,868

Gross unrealized appreciation	40,448
Gross unrealized depreciation	(1,355)
Net unrealized appreciation	$39,093

SCHEDULE OF INVESTMENTS
Ivy Cundill Global Value Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 1.3%
Primary Health Care Limited (A)	1,139	$4,391

Brazil – 1.7%
HRT Participacoes Em Petroleo S.A. (A)(B)	6	5,437

Canada – 3.5%
Fairfax Financial Holdings Limited (A)	28	11,428

Germany – 1.6%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares (A)	35	5,265

Greece – 0.9%
INTRALOT S.A. INTEGRATED LOTTERY SYSTEMS AND SERVICES (A)	843	2,805

Hong Kong – 4.0%
First Pacific Company Limited (A)	14,521	13,077

Ireland – 3.5%
Willis Group Holdings Limited	332	11,498

Italy – 8.9%
EXOR S.p.A. (A)	360	11,877
Mediaset S.p.A. (A)	790	4,779
Parmalat S.p.A. (A)	4,577	12,539

		29,195

Japan – 12.4%
Dai-ichi Mutual Life Insurance Company (The) (A)	5	8,747
Honda Motor Co., Ltd. (A)	225	8,922
Kirin Brewery Company, Limited (A)	432	6,060
Sega Sammy Holdings Inc. (A)	919	17,480

		41,209

Netherlands – 3.0%
TNT N.V. (A)	370	9,757

South Korea – 1.5%
SK Telecom Co., Ltd. (A)	32	4,930

United Kingdom – 5.3%
BP plc (A)	264	1,916
BP plc, ADR	355	15,667

		17,583

United States – 41.5%
Bank of America Corporation	932	12,437
Chesapeake Energy Corporation	528	13,680
Citigroup Inc. (B)	2,197	10,391
ConocoPhillips	258	17,593
Dell Inc. (B)	1,468	19,890
DIRECTV Group, Inc. (The) (B)	159	6,344
FedEx Corporation	132	12,272
GameStop Corp, Class A (B)	482	11,028
Microsoft Corporation	494	13,781
Montpelier Re Holdings Ltd.	228	4,550
Pfizer Inc.	277	4,848

Viacom Inc., Class B	263	10,403

		137,217

TOTAL COMMON STOCKS – 89.1%		$293,792
(Cost: $228,912)

PREFERRED STOCKS
South Korea – 2.1%
Samsung Electronics Co., Ltd. (A)	12	6,926

United States – 3.1%
Chesapeake Energy Corporation, 5.75% Cumulative (B)(C)	9	10,197

TOTAL PREFERRED STOCKS – 5.2%		$17,123
(Cost: $13,830)

WARRANTS – 1.8%
United States
JPMorgan Chase & Co.	409	$5,904

(Cost: $5,192)

SHORT-TERM SECURITIES – 4.5%	Principal
Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 12–31–10 to be repurchased at $14,697, 0.050%, 1–3–11 (D)	$14,697	$14,697

(Cost: $14,697)

TOTAL INVESTMENT SECURITIES – 100.6%		$331,516
(Cost: $262,631)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6%)		(2,008)

NET ASSETS – 100.0%		$329,508

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$293,792	$—	$—
Preferred Stocks	6,926	10,197	—
Warrants	5,904	—	—
Short-Term Securities	—	14,697	—
Total Investments in Securities	$306,622	$24,894	$—
Forward Foreign Currency Contracts	$—	$1,260	$—
Liabilities
Forward Foreign Currency Contracts	$—	$2,028	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Common Stocks
Beginning Balance 4-1-10	$12,261
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	(12,261)
Ending Balance 12-31-10	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-10	$—

Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

The following forward foreign currency contracts were outstanding at December 31, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	State Street Global Markets	6,100	1-14-11	$213	$—
Sell	Euro	State Street Global Markets	3,750	1-14-11	—	244
Sell	Euro	Scotia Capital Inc. (USA)	3,700	1-28-11	—	140
Sell	Euro	Scotia Capital Inc. (USA)	2,500	3-11-11	160	—
Sell	Euro	State Street Global Markets	14,000	4-1-11	887	—
Sell	Japanese Yen	State Street Global Markets	270,000	2-2-11	—	177
Sell	Japanese Yen	Royal Bank of Canada	1,011,300	2-16-11	—	563
Sell	Japanese Yen	Scotia Capital Inc. (USA)	883,000	3-2-11	—	440
Sell	Japanese Yen	Toronto-Dominion Bank (The)	964,000	3-9-11	—	389

Sell	South Korean Won	Toronto-Dominion Bank (The)	6,400,000	2-11-11	—	68
Sell	South Korean Won	Royal Bank of Canada	5,900,000	3-25-11	—	7
					$1,260	$2,028

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $10,197 or 3.1% of net assets.

(D)	Collateralized by $14,722 United States Treasury Note, 1.375% due 9–15–12; market value and accrued interest aggregate $14,998.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$263,760

Gross unrealized appreciation	75,570
Gross unrealized depreciation	(7,814)
Net unrealized appreciation	$67,756

SCHEDULE OF INVESTMENTS Ivy Dividend Opportunities Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.7%
Boeing Company (The)	63	$4,082
Honeywell International Inc.	87	4,612

		8,694

Apparel, Accessories & Luxury Goods – 1.1%
V.F. Corporation	40	3,477

Asset Management & Custody Banks – 1.9%
T. Rowe Price Group, Inc.	94	6,080

Casinos & Gaming – 2.2%
Wynn Resorts, Limited	67	6,924

Computer Hardware – 1.8%
Hewlett-Packard Company	138	5,808

Construction & Engineering – 2.3%
Fluor Corporation	109	7,209

Construction & Farm Machinery & Heavy Trucks – 8.1%
Caterpillar Inc.	88	8,280
Cummins Inc.	54	5,941
Deere & Company	135	11,194

		25,415

Consumer Finance – 2.6%
Capital One Financial Corporation	196	8,341

Data Processing & Outsourced Services – 2.0%
Visa Inc., Class A	90	6,313

Department Stores – 1.0%
Macy’s Inc.	125	3,165

Diversified Banks – 2.3%
Barclays plc, ADR	97	1,601
Wells Fargo & Company	187	5,792

		7,393

Diversified Metals & Mining – 3.9%
Rio Tinto plc, ADR	90	6,443
Southern Copper Corporation	119	5,807

		12,250

Electric Utilities – 0.9%
PPL Corporation	104	2,748

Electrical Components & Equipment – 2.7%
Emerson Electric Co.	149	8,524

Health Care Equipment – 0.6%
Stryker Corporation	37	1,982

Homebuilding – 1.2%
D.R. Horton, Inc.	314	3,741

Hotels, Resorts & Cruise Lines – 3.9%
Marriott International, Inc., Class A	100	4,133
Starwood Hotels & Resorts Worldwide, Inc.	134	8,159

		12,292

Household Products – 2.4%
Colgate-Palmolive Company	60	4,834
Procter & Gamble Company (The)	42	2,731

		7,565

Industrial Machinery – 2.0%
Illinois Tool Works Inc.	43	2,294
Ingersoll-Rand plc	88	4,162

		6,456

Integrated Oil & Gas – 3.0%
ConocoPhillips	50	3,403
Exxon Mobil Corporation	83	6,053

		9,456

Integrated Telecommunication Services – 2.7%
AT&T Inc.	176	5,178
Frontier Communications Corporation	333	3,240

		8,418

Investment Banking & Brokerage – 0.5%
Goldman Sachs Group, Inc. (The)	9	1,581

Movies & Entertainment – 1.0%
Walt Disney Company (The)	82	3,080

Oil & Gas Drilling – 1.9%
Seadrill Limited	140	4,763
Transocean Inc. (A)	19	1,317

		6,080

Oil & Gas Equipment & Services – 13.6%
Baker Hughes Incorporated	30	1,724
Halliburton Company	226	9,219
National Oilwell Varco, Inc.	181	12,196
Schlumberger Limited	238	19,868

		43,007

Oil & Gas Exploration & Production – 2.2%
Apache Corporation	58	6,868

Other Diversified Financial Services – 2.9%
JPMorgan Chase & Co.	207	8,774

Paper Packaging – 0.9%
Sonoco Products Co.	89	2,990

Personal Products – 1.1%
Estee Lauder Companies Inc. (The), Class A	42	3,422

Pharmaceuticals – 2.6%
Abbott Laboratories	104	4,964
Merck & Co., Inc.	44	1,598
Pfizer Inc.	94	1,643

		8,205

Railroads – 4.7%
Norfolk Southern Corporation	80	5,000
Union Pacific Corporation	108	9,998

		14,998

Restaurants – 1.0%
McDonald’s Corporation	43	3,301

Semiconductors – 3.7%
Microchip Technology Incorporated	340	11,628

Soft Drinks – 2.8%
Coca-Cola Company (The)	86	5,627
PepsiCo, Inc.	50	3,253

		8,880

Specialized Finance – 1.2%
CME Group Inc.	12	3,829

Systems Software – 2.1%
Microsoft Corporation	241	6,722

Tobacco – 3.9%
Altria Group, Inc.	124	3,042
Philip Morris International Inc.	161	9,394

		12,436

TOTAL COMMON STOCKS – 97.4%		$308,052
(Cost: $235,545)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.3%
Citigroup Funding Inc.,
0.250%, 1–18–11	$4,000	4,000

Master Note – 1.2%
Toyota Motor Credit Corporation,
0.154%, 1–3–11 (C)	3,848	3,848

TOTAL SHORT-TERM SECURITIES – 2.5%		$7,848
(Cost: $7,848)

TOTAL INVESTMENT SECURITIES – 99.9%		$315,900
(Cost: $243,393)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		344

NET ASSETS – 100.0%		$316,244

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$308,052	$—	$—
Short-Term Securities	—	7,848	—
Total Investments in Securities	$308,052	$7,848	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2010.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$245,510

Gross unrealized appreciation	72,237
Gross unrealized depreciation	(1,847)
Net unrealized appreciation	$70,390

SCHEDULE OF INVESTMENTS Ivy Energy Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Coal & Consumable Fuels – 5.7%
Alpha Natural Resources, Inc. (A)	16	$953
Arch Coal, Inc.	41	1,452
Cameco Corporation	29	1,153
CONSOL Energy Inc.	19	916
Peabody Energy Corporation	31	1,981

		6,455

Construction & Engineering – 4.8%
Chicago Bridge & Iron Company N.V., NY Shares (A)	41	1,354
Fluor Corporation	42	2,799
Jacobs Engineering Group Inc. (A)	30	1,362

		5,515

Construction & Farm Machinery & Heavy Trucks – 3.8%
Bucyrus International, Inc., Class A	28	2,508
Caterpillar Inc.	9	885
Cummins Inc.	8	902

		4,295

Diversified Metals & Mining – 1.6%
BHP Billiton Limited, ADR	19	1,798

Electric Utilities – 0.8%
Exelon Corporation	10	401
PPL Corporation	18	466

		867

Industrial Machinery – 0.8%
Gardner Denver, Inc.	13	891

Integrated Oil & Gas – 8.6%
ConocoPhillips	34	2,319
Exxon Mobil Corporation	37	2,735
Occidental Petroleum Corporation	32	3,185
Suncor Energy Inc.	41	1,566

		9,805

Oil & Gas Drilling – 8.3%
ENSCO International Incorporated	20	1,066
Helmerich & Payne, Inc.	52	2,499
Nabors Industries Ltd. (A)	72	1,690
Oasis Petroleum LLC (A)	83	2,237
Seadrill Limited	46	1,554
Transocean Inc. (A)	6	431

		9,477

Oil & Gas Equipment & Services – 29.5%
Baker Hughes Incorporated	57	3,275
Cameron International Corporation (A)	51	2,585
Core Laboratories N.V.	22	1,950
Dresser-Rand Group Inc. (A)	27	1,137
Dril-Quip, Inc. (A)	14	1,049
FMC Technologies, Inc. (A)	25	2,187
Halliburton Company	104	4,250
National Oilwell Varco, Inc.	75	5,051
Schlumberger Limited	69	5,733
Superior Energy Services, Inc. (A)	46	1,613
Tenaris S.A., ADR	59	2,905
Weatherford International Ltd. (A)	78	1,767

		33,502

Oil & Gas Exploration & Production – 25.2%
Anadarko Petroleum Corporation	45	3,441
Apache Corporation	32	3,803
Cabot Oil & Gas Corporation	25	961
CNOOC Limited, ADR	7	1,561
Continental Resources, Inc. (A)	57	3,325
Devon Energy Corporation	21	1,655
EOG Resources, Inc.	22	2,006
Newfield Exploration Company (A)	54	3,859
Noble Energy, Inc.	33	2,864
Southwestern Energy Company (A)	86	3,206
Ultra Petroleum Corp. (A)	40	1,918

		28,599

Oil & Gas Refining & Marketing – 0.6%
Clean Energy Fuels Corp. (A)	53	733

Oil & Gas Storage & Transportation – 5.7%
El Paso Corporation	128	1,756
El Paso Pipeline Partners, L.P.	46	1,540
Enbridge Inc.	37	2,098
Williams Companies, Inc. (The)	42	1,041

		6,435

Semiconductors – 1.2%
First Solar, Inc. (A)	11	1,386

TOTAL COMMON STOCKS – 96.6%		$109,758
(Cost: $71,641)

SHORT-TERM SECURITIES – 4.4%	Principal
Master Note
Toyota Motor Credit Corporation, 0.154%, 1–3–11 (B)	$5,013	$5,013

(Cost: $5,013)

TOTAL INVESTMENT SECURITIES – 101.0%		$114,771
(Cost: $76,654)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0%)		(1,186)

NET ASSETS – 100.0%		$113,585

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$109,758	$—	$—
Short-Term Securities	—	5,013	—
Total Investments in Securities	$109,758	$5,013	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$80,115
Gross unrealized appreciation	35,078
Gross unrealized depreciation	(422)
Net unrealized appreciation	$34,656

SCHEDULE OF INVESTMENTS Ivy European Opportunities Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Austria – 0.7%
Andritz AG (A)	20	$1,838

Cayman Islands – 2.0%
Subsea 7 Inc. (A)(B)	200	5,208

France – 10.1%
BNP Paribas (A)	67	4,251
Gemalto N.V. (A)	50	2,128
Ingenico S.A. (A)	84	3,041
JCDecaux S.A. (A)	60	1,846
LVMH Moet Hennessy - Louis Vuitton (A)	15	2,467
Sanofi-Aventis (A)	40	2,558
Societe Generale (A)	30	1,612
TOTAL S.A. (A)	40	2,119
VINCI (A)	120	6,524

		26,546

Germany – 20.0%
AIXTRON AG (A)	130	4,766
Bayerische Motoren Werke AG (A)	25	1,961
DaimlerChrysler AG, Registered Shares (A)	60	4,083
DEUTZ AG (A)(B)	300	2,532
DEUTZ AG (A)(B)(C)	200	1,687
Dialog Semiconductor plc (A)(B)	200	4,546
GILDEMEISTER AG (A)	50	1,109
HeidelbergCement AG (A)	20	1,250
HeidelbergCement AG (A)(C)	33	2,087
Kabel Deutschland Holding AG (A)(B)	50	2,332
Linde AG (A)	35	5,337
MorphoSys AG (A)(B)	70	1,737
QIAGEN N.V. (A)(B)	70	1,380
Rheinmetall AG (A)	60	4,792
Siemens AG (A)	50	6,244
Software AG (A)	20	2,908
Wirecard AG (A)	300	4,083

		52,834

Greece – 0.9%
Coca-Cola Hellenic Bottling Company S.A. (A)	90	2,329

Ireland – 2.1%
Grafton Group plc, Units (A)	701	3,231
Paddy Power plc (A)	56	2,308

		5,539

Italy – 8.5%
AUTOGRILL S.p.A. (A)	100	1,412
DiaSorin S.p.A. (A)	31	1,329
Fiat S.p.A. (A)	200	4,124
Maire Tecnimont S.p.A. (A)	300	1,320
Mediolanum S.p.A. (A)	400	1,653
Pirelli & C. S.p.A. (A)	300	2,425
Saipem S.p.A. (A)	150	7,385
Tenaris S.A. (A)	70	1,717
TREVI-Finanziaria Industriale S.p.A. (A)	75	1,080

		22,445

Netherlands – 3.3%
ASML Holding N.V., Ordinary Shares (A)	70	2,716
ING Groep N.V., Certicaaten Van Aandelen (A)	350	3,406
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	80	2,450

		8,572

Norway – 2.3%
BW Offshore Limited (A)(B)	873	2,438
StatoilHydro ASA (A)	151	3,579

		6,017

Portugal – 1.6%
Galp Energia, SGPS, S.A., Class B (A)	220	4,216

Russia – 1.3%
Sberbank (Savings Bank of the Russian Federation) (A)	1,000	3,407

Spain – 1.9%
Industria de Diseno Textil, S.A. (A)	40	2,995
Tecnicas Reunidas, S.A. (A)	30	1,909

		4,904

Switzerland – 13.6%
ABB Ltd (A)	60	1,337
Adecco S.A. (A)	50	3,275
ARYZTA AG (A)	66	3,084
BELIMO Holding AG, Registered Shares (A)	1	1,229
Compagnie Financiere Richemont S.A. (A)	70	4,118
Credit Suisse Group AG, Registered Shares (A)	50	2,014
Nestle S.A., Registered Shares (A)	100	5,856
Novartis AG, Registered Shares (A)	80	4,702
Swatch Group Ltd (The), Bearer Shares (A)	10	4,457
TEMENOS Group AG (A)(B)	140	5,825

		35,897

Turkey – 1.0%
Turkiye Garanti Bankasi Anonim Sirketi (A)	500	2,532

United Kingdom – 25.2%
Anglo American plc (A)	60	3,120
Aurora Russia Limited (A)(B)	1,557	874
Autonomy Corporation plc (A)(B)	100	2,346
Barclays plc (A)	808	3,297
BG Group plc (A)	220	4,445
Britvic plc (A)	350	2,583
Bunzl plc (A)	200	2,242
Capita Group plc (The) (A)	200	2,172
Compass Group plc (A)	300	2,717
HSBC Holdings plc (A)	455	4,618
Imperial Tobacco Group plc (A)	170	5,217
MAXjet Airways, Inc. (A)(B)	150	—	*
MAXjet Airways, Inc. (A)(B)(C)	1,129	—	*
Prudential plc (A)	250	2,604
Reckitt Benckiser Group plc (A)	100	5,496
Rio Tinto plc (A)	75	5,246
Standard Chartered plc (A)	100	2,690
Vodafone Group plc (A)	2,000	5,170
Xstrata plc (A)	500	11,737

		66,574

TOTAL COMMON STOCKS – 94.5%		$248,858
(Cost: $215,349)

PREFERRED STOCKS – 3.6%
Germany
Volkswagen AG (A)(C)	58	$9,360

(Cost: $5,014)

SHORT-TERM SECURITIES – 0.9%	Principal
Commercial Paper (D)

AT&T Inc., 0.120%, 1–3–11	$2,268	$2,268

(Cost: $2,268)

TOTAL INVESTMENT SECURITIES – 99.0%		$260,486
(Cost: $222,631)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		2,557

NET ASSETS – 100.0%		$263,043

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$248,858	$—	$—
Preferred Stocks	9,360	—	—
Short-Term Securities	—	2,268	—
Total Investments in Securities	$258,218	$2,268	$—

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $13,134 or 5.0% of net assets.

(D)	Rate shown is the yield to maturity at December 31, 2010.

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$224,420
Gross unrealized appreciation	51,016
Gross unrealized depreciation	(14,950)
Net unrealized appreciation	$36,066

SCHEDULE OF INVESTMENTS Ivy Global Bond Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal		Value

Aerospace & Defense – 0.3%
Bombardier Inc.,
7.500%, 3–15–18 (A)		$600	$644

Agricultural Products – 1.4%
CCL Finance Limited:
9.500%, 8–15–14		1,650	1,894
9.500%, 8–15–14 (A)		500	574
Corporacion Pesquera Inca S.A.C.,
9.000%, 2–10–17		400	429
Cosan S.A. Industria e Comercio,
8.250%, 11–15–19		175	176

			3,073

Air Freight & Logistics – 0.3%
FedEx Corporation,
7.375%, 1–15–14		500	573

Airlines – 1.0%
Aeropuertos Argentina 2000 S.A.,
10.750%, 12–1–20 (A)		800	841
GOL Finance:
9.250%, 7–20–20		350	361
9.250%, 7–20–20		250	258
TAM Capital 2 Inc.:
9.500%, 1–29–20		425	461
9.500%, 1–29–20		100	109

			2,030

Alternative Carriers – 0.4%
PCCW-HKT Capital No. 2 Limited,
6.000%, 7–15–13		750	808

Automotive Retail – 0.8%
TGI International Ltd.,
9.500%, 10–3–17		1,600	1,796

Brewers – 0.7%
AmBev International Finance Co. Ltd.,
9.500%, 7–24–17 (B)	BRL	450	270
Anheuser-Busch InBev Worldwide Inc.,
3.000%, 10–15–12		$750	773
Miller Brewing Company,
5.500%, 8–15–13		500	543

			1,586

Broadcasting – 1.1%
Globo Comunicacoe e Participacoes S.A.:
6.250%, 12–20–49 (C)		1,050	1,102
6.250%, 12–20–49 (C)		1,000	1,050
Grupo Televisa, S.A.,
8.000%, 9–13–11		150	155

			2,307

Coal & Consumable Fuels – 1.0%
Indo Integrated Energy B.V.,
8.500%, 6–1–12		1,500	1,579
PT Adaro Indonesia,
7.625%, 10–22–19		500	546

			2,125

Construction & Engineering – 0.8%
Odebrecht Drilling Norbe VII/IX Ltd.,
6.350%, 6–30–21 (A)		525	546
Odebrecht Finance Ltd.:
7.500%, 10–18–17		500	540
7.500%, 10–18–17 (A)		500	540

			1,626

Construction Materials – 0.3%
CEMEX Espana, S.A.,
9.250%, 5–12–20		185	182

Rearden G Holdings EINS GmbH,
7.875%, 3–30–20	365	387

		569

Consumer Finance – 0.9%
Banco BMG S.A.,
9.150%, 1–15–16	990	1,060
SLM Corporation,
5.400%, 10–25–11	750	763

		1,823

Distillers & Vintners – 1.3%
Central European Distribution Corporation,
9.125%, 12–1–16 (A)	2,000	2,124
Diageo Capital plc,
7.375%, 1–15–14	250	290
Diageo Finance B.V.,
5.500%, 4–1–13	250	273

		2,687

Diversified Banks – 4.4%
Banco Cruzeiro do Sul S.A.,
8.500%, 2–20–15 (A)	1,500	1,523
Banco Industrial e Comercial S.A.,
6.250%, 1–20–13 (A)	1,500	1,552
Banco Santander Brasil, S.A.,
4.500%, 4–6–15 (A)	750	765
Banco Santander Chile, S.A.:
3.750%, 9–22–15 (A)	1,450	1,450
3.750%, 9–22–15	300	300
ICICI Bank Limited:
5.750%, 1–12–12 (A)	500	519
5.750%, 1–12–12	250	259
6.625%, 10–3–12	250	267
SB Capital S.A.,
5.930%, 11–14–11	500	518
Sberbank Rossii OAO,
6.480%, 5–15–13	1,000	1,065
State Bank of India,
4.500%, 10–23–14	1,000	1,016
VTB Capital S.A.,
6.609%, 10–31–12	250	267

		9,501

Diversified Chemicals – 0.5%
Dow Chemical Company (The),
7.600%, 5–15–14	1,000	1,153

Diversified Metals & Mining – 3.7%
Anglo American Capital plc,
9.375%, 4–8–14	500	602
Raspadskaya Securities Limited,
7.500%, 5–22–12	1,400	1,444
Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14	750	908
Southern Peru Copper Corporation,
6.375%, 7–27–15 (A)	275	302
Suzano Trading Ltd,
5.875%, 1–23–21 (A)	1,400	1,371
Teck Cominco Limited,
7.000%, 9–15–12	500	532
Teck Resources Limited,
9.750%, 5–15–14	500	626
Vedanta Resources plc,
8.750%, 1–15–14	800	852
Xstrata Canada Corporation,
8.375%, 2–15–11	1,000	1,009

		7,646

Electric Utilities – 5.7%
Allegheny Energy, Inc.,
8.250%, 4–15–12 (A)	1,500	1,609
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.,
8.875%, 12–15–16	1,050	1,034

DPL Inc.,
6.875%, 9–1–11		500	519
EEB International Ltd.,
8.750%, 10–31–14		1,500	1,617
Empresa Distribuidora y Comercializadora Norte S.A.,
9.750%, 10–25–22 (A)		955	1,036
ENEL Finance International S.A.,
3.875%, 10–7–14 (A)		500	508
FirstEnergy Corp.,
6.450%, 11–15–11		275	286
HQI Transelec Chile S.A.,
7.875%, 4–15–11		112	114
IPALCO Enterprises, Inc.,
8.625%, 11–14–11		1,142	1,185
Monongahela Power Company,
7.950%, 12–15–13 (A)		1,000	1,155
Oncor Electric Delivery Company,
6.375%, 5–1–12		1,000	1,065
PPL Energy Supply, LLC:
6.400%, 11–1–11		500	523
6.300%, 7–15–13		500	551
Southern Power Company,
6.250%, 7–15–12		500	538
UtiliCorp United Inc.,
7.950%, 2–1–11		500	503

			12,243

Food Distributors – 1.6%
Cargill, Inc.,
6.375%, 6–1–12 (A)		1,000	1,071
Olam International Limited,
7.500%, 8–12–20		2,300	2,316

			3,387

Forest Products – 1.4%
Celulosa Arauco y Constitucion S.A.,
7.750%, 9–13–11		500	520
Sino-Forest Corporation:
10.250%, 7–28–14 (A)		1,250	1,443
10.250%, 7–28–14		900	1,040

			3,003

Gas Utilities – 1.0%
National Fuel Gas Company,
6.700%, 11–21–11		1,000	1,047
Transportadora de Gas del Sur S.A.,
7.875%, 5–14–17		997	1,004

			2,051

Health Care Facilities – 0.8%
HCA Inc.:
6.750%, 7–15–13		300	308
9.125%, 11–15–14		225	236
HealthSouth Corporation,
10.750%, 6–15–16		1,000	1,078

			1,622

Homebuilding – 1.0%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9–28–15		1,100	1,136
URBI, Desarrollos Urbanos, S.A. de C.V.,
8.500%, 4–19–16		1,000	1,060

			2,196

Hotels, Resorts & Cruise Lines – 0.1%
Royal Caribbean Cruises Ltd.,
8.750%, 2–2–11		250	252

Household Products – 0.4%
Clorox Co.,
5.450%, 10–15–12		700	751

Independent Power Producers & Energy Traders – 2.6%
CESP - Companhia Energetica de Sao Paulo:
10.000%, 3–2–11		350	355
9.750%, 1–15–15 (B)	BRL	1,000	783
Empresa Nacional de Electricidad S.A.,
8.350%, 8–1–13		$1,500	1,681
Listrindo Capital B.V.,
9.250%, 1–29–15 (A)		650	733

Star Energy Geothermal (Wayang Windu) Limited,
11.500%, 2–12–15 (A)	750	853
TransAlta Corporation,
5.750%, 12–15–13	1,000	1,091

		5,496

Industrial Conglomerates – 0.9%
Jaiprakash Associates Limited, Convertible,
0.000%, 9–12–12 (D)	1,600	2,049

Industrial Machinery – 0.1%
Ingersoll-Rand Global Holding Company Limited,
6.000%, 8–15–13	250	276

Integrated Oil & Gas – 1.9%
Cenovus Energy Inc.,
4.500%, 9–15–14	500	536
Empresa Nacional del Petroleo,
6.750%, 11–15–12 (A)	750	808
Gazprom International S.A.,
7.201%, 2–1–20	899	955
Gazstream S.A.,
5.625%, 7–22–13	407	420
Petro-Canada,
4.000%, 7–15–13	500	526
PF Export Receivables Master Trust,
6.436%, 6–1–15	227	242
PF Export Receivables Master Trust, Senior Trust Certificates, Series 2003-A,
6.436%, 6–1–15 (A)	545	580

		4,067

Marine – 0.7%
SCF Capital Limited:
5.375%, 10–27–17 (A)	1,000	979
5.375%, 10–27–17	600	585

		1,564

Marine Ports & Services – 0.5%
Novorossiysk Port Capital S.A.,
7.000%, 5–17–12	1,000	1,030

Multi-Utilities – 2.2%
Abu Dhabi National Energy Company PJSC:
5.620%, 10–25–12	1,000	1,046
6.600%, 8–1–13	1,000	1,077
Aquila, Inc.,
11.875%, 7–1–12 (E)	500	567
Black Hills Corporation,
6.500%, 5–15–13	1,500	1,611
Veolia Environment,
5.250%, 6–3–13	250	270

		4,571

Office Electronics – 0.1%
Xerox Corporation,
5.500%, 5–15–12	250	264

Oil & Gas Drilling – 1.8%
Lancer Finance Company (SPV) Limited,
5.850%, 12–12–16 (A)	1,218	1,228
Noble Group Limited,
8.500%, 5–30–13	1,300	1,453
Weatherford International, Inc.,
5.950%, 6–15–12	1,000	1,059

		3,740

Oil & Gas Equipment & Services – 1.5%
Petroleum Geo-Services ASA, Convertible,
2.700%, 12–3–12	2,800	2,674
Smith International, Inc.,
8.625%, 3–15–14	500	592

		3,266

Oil & Gas Exploration & Production – 1.7%
Anadarko Petroleum Corporation,
5.750%, 6–15–14	500	535
Pan American Energy LLC:
7.750%, 2–9–12	550	567
7.875%, 5–7–21 (A)	1,000	1,063
7.875%, 5–7–21	500	531

Ras Laffan Liquefied Natural Gas Co. Ltd.,
5.832%, 9–30–16	892	959

		3,655

Oil & Gas Storage & Transportation – 4.1%
AGL Capital Corporation,
7.125%, 1–14–11	1,000	1,001
DCP Midstream, LLC,
9.700%, 12–1–13 (A)	500	599
Energy Transfer Partners, L.P.,
5.650%, 8–1–12	1,000	1,060
Maritimes & Northeast Pipeline, L.L.C.:
7.500%, 5–31–14	939	1,013
7.500%, 5–31–14 (A)	469	507
Midcontinent Express Pipeline LLC,
5.450%, 9–15–14	560	598
ONEOK Partners, L.P.,
5.900%, 4–1–12	500	528
Plains All American Pipeline, L.P., and PAA Finance Corp.,
7.750%, 10–15–12	1,000	1,098
Sunoco Logistics Partners Operations L.P.,
8.750%, 2–15–14	500	575
TransCapital Limited:
7.700%, 8–7–13	500	556
5.670%, 3–5–14 (A)	500	530
Transneft,
6.103%, 6–27–12	500	527

		8,592

Packaged Foods & Meats – 2.8%
BFF International Limited,
7.250%, 1–28–20 (A)	2,000	2,080
Bunge Limited Finance Corp.,
5.350%, 4–15–14	300	315
Cadbury Schweppes US Finance LLC,
5.125%, 10–1–13 (A)	1,000	1,084
COSAN FINANCE LIMITED,
7.000%, 2–1–17	128	136
JBS Finance II Ltd.,
8.250%, 1–29–18 (A)	1,550	1,558
JBS USA LLC and JBS USA Finance, Inc.,
11.625%, 5–1–14	450	527
Kraft Foods Inc.,
6.000%, 2–11–13	250	274

		5,974

Paper Products – 0.8%
Fibria Overseas Finance Ltd.,
7.500%, 5–4–20 (A)	1,196	1,256
International Paper Company,
7.400%, 6–15–14	400	454

		1,710

Pharmaceuticals – 0.7%
Novartis Capital Corporation,
4.125%, 2–10–14	500	534
Shire plc, Convertible,
2.750%, 5–9–14	900	930

		1,464

Precious Metals & Minerals – 0.4%
ALROSA Finance S.A.,
8.875%, 11–17–14	850	950

Publishing – 0.2%
Pearson Dollar Finance Two plc,
5.500%, 5–6–13	350	377

Railroads – 0.3%
Burlington Northern Santa Fe Corporation,
5.900%, 7–1–12	300	320
Kansas City Southern Railway Company (The),
13.000%, 12–15–13	250	298

		618

Restaurants – 0.4%
Arcos Dorados B.V.,
7.500%, 10–1–19 (A)	750	810

Soft Drinks – 0.1%
PepsiAmericas, Inc.,
5.750%, 7–31–12		200	215

Steel – 1.2%
ArcelorMittal,
9.000%, 2–15–15		500	595
Evraz Group S.A.,
8.875%, 4–24–13		1,800	1,940

			2,535

Tobacco – 0.3%
B.A.T. International Finance plc,
8.125%, 11–15–13		500	584

Trading Companies & Distributors – 0.2%
CITIC Resources Holdings Limited,
6.750%, 5–15–14		400	415

Wireless Telecommunication Service – 1.5%
America Movil, S.A.B. de C.V.:
5.500%, 3–1–14		500	542
3.625%, 3–30–15		800	822
Indosat Palapa Company B.V.,
7.375%, 7–29–20 (A)		250	276
Mobile TeleSystems Finance S.A.,
8.000%, 1–28–12		600	633
Mobile TeleSystems OJSC,
8.700%, 6–12–18 (B)	RUB	6,000	198
Open Joint Stock Company “Vimpel-Communications”,
8.375%, 10–22–11		$250	263
VIP Finance Ireland Limited,
8.375%, 4–30–13		550	594

			3,328

TOTAL CORPORATE DEBT SECURITIES – 57.9%			$123,002
(Cost: $116,469)

OTHER GOVERNMENT SECURITIES

Argentina – 0.8%
City of Buenos Aires,
12.500%, 4–6–15		1,000	1,113
Compania Latinoamericana de Infraestructura & Servicios S.A.,
9.750%, 5–10–12		550	532

			1,645

Norway – 0.3%
Norway Government Bonds,
6.000%, 5–16–11 (B)	NOK	3,200	556

Russia – 0.2%
Open Joint Stock Company “Russian Railroads”,
8.500%, 7–6–11 (B)	RUB	10,000	332

Supranational – 1.1%
CENTRAL AMERICAN BANK FOR ECONOMIC INTEGRATION:
4.875%, 1–15–12		$500	515
4.875%, 1–15–12 (A)		500	515
Corporacion Andina de Fomento:
7.375%, 1–18–11		500	501
6.875%, 3–15–12		1,000	1,063

			2,594

TOTAL OTHER GOVERNMENT SECURITIES – 2.4%			$5,127
(Cost: $5,212)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 2.3%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
4.000%, 5–15–24		404	427
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.500%, 1–15–38 (F)		2,350	411

Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.000%, 11–15–36	395	414
Federal National Mortgage Association Agency REMIC/CMO:
4.000%, 1–25–19	350	368
5.000%, 6–25–22 (F)	579	46
4.000%, 7–15–23 (F)	5,732	619
4.000%, 12–15–23 (F)	1,616	147
4.000%, 2–15–24 (F)	2,341	198
4.000%, 4–15–24 (F)	2,212	125
4.000%, 9–25–24	358	376
5.000%, 2–25–35	244	255
3.500%, 9–25–39	403	415
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 3–1–22	361	383
5.000%, 8–1–23	172	183
Government National Mortgage Association Agency REMIC/CMO,
4.500%, 11–20–36 (F)	2,227	308
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
4.500%, 6–15–23	251	265

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 2.3%		$4,940
(Cost: $5,562)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 18.5%
United States Treasury Notes:
1.125%, 12–15–11	10,000	10,076
0.625%, 7–31–12	1,850	1,855
1.375%, 2–15–13	15,000	15,226
0.750%, 8–15–13	1,850	1,846
1.750%, 7–31–15	1,980	1,974
2.375%, 7–31–17	1,980	1,954
3.500%, 5–15–20	1,980	2,028
2.625%, 11–15–20	4,500	4,245

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 18.5%		$39,204
(Cost: $39,045)

SHORT-TERM SECURITIES
Commercial Paper (G) – 11.1%
AT&T Inc.,
0.120%, 1–3–11	3,746	3,746
Bank of Nova Scotia:
0.190%, 1–28–11	4,000	3,999
0.230%, 2–28–11	4,000	3,999
Citigroup Funding Inc.,
0.240%, 1–13–11	4,000	4,000
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.340%, 1–11–11	4,000	4,000
IBM International Group Capital LLC (International Business Machines Corporation),
0.100%, 1–10–11	4,000	3,999

		23,743

Master Note – 2.3%
Toyota Motor Credit Corporation,
0.154%, 1–3–11 (H)	4,792	4,792

Municipal Obligations - Taxable – 4.4%
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-G (Bank of America, N.A.),
0.340%, 1–3–11 (H)	3,300	3,300
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (JPMorgan Chase Bank, N.A.),
0.300%, 1–3–11 (H)	3,500	3,500

Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bds (Chevron U.S.A. Inc. Proj), Ser 1992 (Chevron Corporation),
0.280%, 1–3–11 (H)	2,550	2,550

		9,350

TOTAL SHORT-TERM SECURITIES – 17.8%		$37,885
(Cost: $37,885)

TOTAL INVESTMENT SECURITIES – 98.9%		$210,158
(Cost: $204,173)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		2,263

NET ASSETS – 100.0%		$212,421

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$116,192	$6,810
Other Government Securities	—	4,097	1,030
United States Government Agency Obligations	—	4,940	—
United States Government Obligations	—	39,204	—
Short-Term Securities	—	37,885	—
Total Investments in Securities	$—	$202,318	$7,840
Forward Foreign Currency Contracts	$—	$209	$—
Liabilities
Forward Foreign Currency Contracts	$—	$655	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Other Government Securities
Beginning Balance 4-1-10	$205	$347
Net realized gain (loss)	—	—
Net unrealized appreciation (depreciation)	(7)	—
Purchases	—	—
Sales	—	—
Transfers into Level 3 during the period	6,612	1,030
Transfers out of Level 3 during the period	—	(347)
Ending Balance 12-31-10	$6,810	$1,030
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-10	$48	$—

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

The following forward foreign currency contracts were outstanding at December 31, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Chinese Yuan Renminbi	Goldman Sachs International	13,200	3-24-11	$38	$—
Buy	Chinese Yuan Renminbi	Citibank, N.A.	27,500	9-19-11	57	—
Buy	Chinese Yuan Renminbi	Citibank, N.A.	5,600	12-7-11	32	—
Buy	Chinese Yuan Renminbi	Citibank, N.A.	10,100	12-7-11	—	39
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	25,500	12-3-12	58	—
Sell	Euro	Deutsche Bank AG	1,520	1-6-12	24	—

Sell	Euro	Deutsche Bank AG	2,850	1-6-12	—	172
Sell	Japanese Yen	Deutsche Bank AG	471,300	5-10-11	—	444
					$209	$655

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $35,032 or 16.5% of net assets.

(B)	Principal amount are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, NOK - Norwegian Krone and RUB - Russian Ruble).

(C)	This security currently pays the stated rate but this rate will increase in the future.

(D)	Zero coupon bond.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(F)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.

(G)	Rate shown is the yield to maturity at December 31, 2010.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$204,173

Gross unrealized appreciation	7,343
Gross unrealized depreciation	(1,358)
Net unrealized appreciation	$5,985

SCHEDULE OF INVESTMENTS Ivy Global Natural Resources Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 1.1%
Newcrest Mining Limited (A)	1,000	$41,362
Paladin Energy Ltd (A)(B)	2,468	12,436
PanAust Limited (A)(B)	17,500	15,930
		69,728

Brazil – 4.1%
Companhia de Saneamento de Minas Gerais (A)	2,500	43,223
Companhia Energetica de Minas Gerais – CEMIG, ADR	2,000	33,180
Petroleo Brasileiro S.A. – Petrobras, ADR	1,500	56,760
Suzano Bahia Sul Papel E Celulose S.A. (A)	11,188	99,609
Tractebel Energia S.A. (A)	1,500	24,804

		257,576

Canada – 14.5%
Advantage Oil & Gas Ltd. (A)(B)	2,000	13,598
Agrium Inc.	200	18,350
Athabasca Oil Sands Corp. (A)(B)	3,250	49,324
Barrick Gold Corporation	700	37,226
Canadian Natural Resources Limited (A)	5,000	223,020
Connacher Oil and Gas Limited (A)(B)	3,705	4,955
First Quantum Minerals Ltd. (A)	1,300	141,206
Goldcorp Inc.	800	36,784
IAMGOLD Corporation (A)	750	13,389
Lake Shore Gold Corp. (A)(B)	11,850	49,578
Lundin Mining Corporation (A)(B)	1,500	10,952
MEG Energy Corp. (A)(B)	128	5,870
MGM Energy Corp. (A)(B)	2,307	464
Migao Corporation (A)(B)(C)	1,175	9,194
Neo Material Technologies Inc. (A)(B)	1,000	7,885
Potash Corporation of Saskatchewan Inc.	500	77,415
Southern Pacific Resource Corp. (A)(B)	3,584	6,019
Suncor Energy Inc. (A)	1,500	57,749
Teck Cominco Limited (A)	2,000	124,288
Thompson Creek Metals Company Inc. (A)(B)	500	7,342
Triangle Petroleum Corporation (B)(D)	1,155	7,508
Uranium One Inc. (A)	469	2,245

		904,361

Chile – 0.3%
Sociedad Quimica y Minera de Chile S.A., ADR	325	18,987

China – 4.9%
China High Speed Transmission Equipment Group Co., Ltd. (A)	12,000	18,588
GCL-Poly Energy Holdings Limited (A)	150,000	55,192
Sino-Forest Corporation, Class A (A)(B)	3,800	89,009
Trina Solar Limited, ADR (B)	2,750	64,405
Yingli Green Energy Holding Company Limited, ADR (B)(D)	8,000	79,041

		306,235

Cyprus – 0.1%
Buried Hill Energy (Cyprus) Public Company Limited (A)(B)(E)	3,630	7,260

Germany – 0.2%
Phoenix Solar AG, Sulzemoos (A)	150	4,747
SMA Solar Technology AG (A)	100	9,298

		14,045

Hong Kong – 0.3%
China Longyuan Power Group Corporation Limited, H Shares (A)(B)	5,000	4,574
Guangdong Investment Limited (A)	22,000	11,321

		15,895

India – 0.9%
Adani Enterprises Limited (A)	1,500	21,802
Coal India Limited (A)(B)	2,000	14,078
Sterlite Industries (India) Limited (A)	4,250	17,740

		53,620

Indonesia – 1.8%
PT Adaro Energy Tbk (A)	125,000	35,377
PT Bumi Resources Tbk (A)	175,000	58,754
PT Tambang Batubara Bukit Asam (Persero) Tbk (A)	7,500	19,104

		113,235

Ireland – 0.0%
Kenmare Resources plc (A)(B)	5,000	2,549

Israel – 1.1%
Israel Chemicals Ltd. (A)	4,000	68,570

Japan – 1.9%
Mitsubishi Corporation (A)	4,500	121,825

Kazakhstan – 0.1%
Joint Stock Company KazMunaiGas Exploration Production, GDR (A)	250	4,958

Netherlands – 0.3%
Chicago Bridge & Iron Company N.V., NY Shares (B)	600	19,740

Norway – 1.1%
Petroleum Geo-Services ASA (A)(B)	1,000	15,570
Seadrill Limited (A)	1,500	50,693

		66,263

Russia – 5.9%
Mechel OAO, ADR	1,050	10,038
Mechel Steel Group OAO, ADR	4,500	131,535
OJSC Oil Company Rosneft, GDR (A)	5,000	35,800
Open Joint Stock Company “RusHydro”, ADR (A)(B)	3,250	17,713
Open Joint Stock Company Gazprom, ADR (A)	5,500	138,875
Uralkali Group, GDR (A)	1,000	36,720

		370,681

Singapore – 1.0%
Golden Agri-Resources Ltd. (A)	35,000	21,818
Indofood Agri Resources Ltd. (A)(B)	12,000	26,181
Straits Asia Resources Limited (A)	9,000	17,462

		65,461

South Korea – 0.8%
LG Chem, Ltd. (A)(B)	150	51,679

Switzerland – 0.3%
Noble Corporation	500	17,885

Thailand – 0.8%
Banpu Public Company Limited (A)	2,000	52,546

United Kingdom – 10.6%
Antofagasta plc (A)	2,000	50,265
ENSCO International Incorporated	500	26,690
Randgold Resources Limited, ADR	400	32,932
Rio Tinto plc (A)	2,850	199,353
Xstrata plc (A)	15,000	352,082

		661,322

United States – 35.4%
Allegheny Technologies Incorporated	400	22,072
Alpha Natural Resources, Inc. (B)	5,000	300,150
Arch Coal, Inc.	1,750	61,355
Ashland Inc.	500	25,430
Baker Hughes Incorporated	800	45,736
Cabot Oil & Gas Corporation	4,000	151,400
Cameron International Corporation (B)	1,700	86,241
Celanese Corporation, Series A	1,400	57,638
Chart Industries, Inc. (B)	367	12,407
Cliffs Natural Resources Inc.	1,250	97,513
CONSOL Energy Inc.	2,500	121,850
El Paso Corporation	9,000	123,840
EXCO Resources, Inc.	1,500	29,130
GrafTech International Ltd. (B)	1,000	19,840
Halliburton Company (F)	5,750	234,772
Hess Corporation	200	15,308
International Paper Company	2,500	68,100
Kodiak Oil & Gas Corp. (B)	2,500	16,500
Occidental Petroleum Corporation (F)	1,500	147,150
Petrohawk Energy Corporation (B)	9,500	173,374
Pioneer Natural Resources Company	200	17,364
Plains Exploration and Production Company (B)	1,000	32,140
Rowan Companies, Inc. (B)	600	20,946
Schlumberger Limited (F)	1,100	91,850
Southwestern Energy Company (B)	1,500	56,145
Swift Energy Company (B)	500	19,575
Tidewater Inc.	500	26,920
Walter Industries, Inc.	200	25,568
Williams Companies, Inc. (The)	4,500	111,240

		2,211,554

TOTAL COMMON STOCKS – 87.5%		$5,475,975
(Cost: $3,975,201)

PREFERRED STOCKS
Brazil – 0.3%
Bradespar S.A. (A)	750	19,572

United States – 0.2%
Konarka Technologies, Inc., 8.0% Cumulative (B)(E)	3,500	12,565

TOTAL PREFERRED STOCKS – 0.5%		$32,137
(Cost: $16,826)

CALL OPTIONS	Number of Contracts
Baker Hughes Incorporated, Jan $35.00, Expires 1–23–12	20	46,950
Barrick Gold Corporation, Jan $30.00, Expires 1–24–11	46	105,942
Canadian Natural Resources Limited, Jan $25.00, Expires 1–24–11	25	47,250

Cenovus Energy Inc., Mar $22.50, Expires 3–21–11	30	32,400
El Paso Corporation, Jan $5.00, Expires 1–24–11	60	52,350
International Paper Company, Jan $17.50, Expires 1–23–12	50	51,625
Newmont Mining Corporation, Jan $45.00, Expires 1–23–12	10	18,400
Occidental Petroleum Corporation, Jan $60.00, Expires 1–24–11	27	102,870
Suncor Energy Inc., Jan $25.00, Expires 1–24–11	55	71,445
Williams Companies, Inc. (The), Jan $15.00, Expires 1–24–11	80	78,000

TOTAL CALL OPTIONS – 9.7%		$607,232
(Cost: $385,961)

CORPORATE DEBT SECURITIES – 0.1%	Principal
Brazil
Bahia Sul Celulose S.A., 8.614%, 12–1–12 (C)(G)(H)	BRL10,692	$5,503

(Cost: $5,007)

SHORT-TERM SECURITIES
Commercial Paper (I) – 2.7%
AT&T Inc., 0.120%, 1–3–11	$3,414	3,414
Bank of Nova Scotia: 0.150%, 1–11–11	50,000	49,997
0.230%, 2–28–11	20,000	19,993
Citigroup Funding Inc., 0.240%, 1–13–11	11,000	10,999
Corporacion Andina de Fomento: 0.190%, 1–4–11	7,000	7,000
0.350%, 1–13–11	5,000	4,999
0.240%, 1–21–11	6,000	5,999
Hewlett-Packard Company, 0.150%, 1–7–11	10,000	10,000
IBM International Group Capital LLC (International Business Machines Corporation), 0.100%, 1–10–11	11,000	11,000
Novartis Finance Corp., 0.140%, 1–5–11	10,000	10,000
Toyota Motor Credit Corporation, 0.220%, 2–22–11	20,000	19,994
Wisconsin Electric Power Co., 0.190%, 1–6–11	10,000	10,000

		163,395

Commercial Paper (backed by irrevocable bank letter of credit) (I) – 0.3%
COFCO Capital Corp. (Rabobank Nederland), 0.260%, 1–20–11	15,000	14,998
River Fuel Trust #1 (Bank of New York (The)), 0.290%, 1–31–11	6,382	6,380

		21,378

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.154%, 1–3–11 (J)	2,978	2,978

TOTAL SHORT-TERM SECURITIES – 3.0%		$187,751
(Cost: $187,751)

TOTAL INVESTMENT SECURITIES – 100.8%		$6,308,598
(Cost: $4,570,746)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8%)	(52,960)

NET ASSETS - 100.0%	$6,255,638

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$5,468,715	$—	$7,260
Preferred Stocks	19,572	—	12,565
Call Options	607,232	—	—
Corporate Debt Securities	—	—	5,503
Short-Term Securities	—	187,751	—
Total Investments in Securities	$6,095,519	$187,751	$25,328
Forward Foreign Currency Contracts	$—	$7,911	$—
Liabilities
Forward Foreign Currency Contracts	$—	$14,669	$—
Futures Contracts	5,367	—	—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Debt Securities
Beginning Balance 4–1–10	$7,260	$12,565	$8,428
Net realized gain (loss)	—	—	—
Net unrealized appreciation (depreciation)	—	—	(2,925)
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3 during the period	—	—	—
Transfers out of Level 3 during the period	—	—	—
Ending Balance 12–31–10	$7,260	$12,565	$5,503
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12–31–10	$—	$—	$(2,925)

The following forward foreign currency contracts were outstanding at December 31, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Brazilian Real	Toronto-Dominion Bank (The)	31,000	1-14-11	$—	$602

Sell	Brazilian Real	Bank of New York Mellon (The)	15,300	1–28–11	—	303
Sell	Brazilian Real	Royal Bank of Canada	43,000	2–4–11	—	1,100
Sell	Brazilian Real	Toronto-Dominion Bank (The)	42,600	2–11–11	—	679
Sell	Brazilian Real	Toronto-Dominion Bank (The)	37,000	3–2–11	—	975
Sell	British Pound	State Street Global Markets	36,900	1–14–11	1,301	—
Sell	British Pound	Royal Bank of Canada	102,000	1–28–11	1,677	—
Sell	British Pound	State Street Global Markets	27,100	2–11–11	910	—
Sell	British Pound	Toronto-Dominion Bank (The)	39,000	2–18–11	1,188	—
Sell	British Pound	Bank of New York Mellon (The)	70,400	3–4–11	—	9
Sell	British Pound	Bank of New York Mellon (The)	60,000	3–11–11	1,105	—
Sell	British Pound	Bank of New York Mellon (The)	23,200	3–18–11	110	—
Sell	British Pound	State Street Global Markets	19,700	12–11–11	1,303	—
Sell	Canadian Dollar	Bank of New York Mellon (The)	100,900	1–14–11	—	3,947
Sell	Canadian Dollar	Toronto-Dominion Bank (The)	94,700	2–4–11	—	3,104
Sell	Canadian Dollar	State Street Global Markets	46,200	3–4–11	—	747
Sell	Canadian Dollar	Bank of New York Mellon (The)	70,000	3–11–11	—	1,058
Sell	Canadian Dollar	Bank of New York Mellon (The)	88,400	3–18–11	—	845
Sell	Euro	Toronto-Dominion Bank (The)	3,375	1–28–11	156	—
Sell	Euro	Canadian Imperial Bank of Commerce	6,500	3–4–11	161	—
Sell	Euro	Canadian Imperial Bank of Commerce	500	3–4–11	—	14
Sell	Japanese Yen	Bank of New York Mellon (The)	2,350,000	1–26–11	—	703
Sell	Japanese Yen	Bank of New York Mellon (The)	2,475,000	3–9–11	—	583
					$7,911	$14,669

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $14,697 or 0.2% of net assets.

(D)	Deemed to be an affiliate due to the Fund having at least 5% of the voting securities.

(E)	Restricted securities. At December 31, 2010, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Buried Hill Energy (Cyprus) Public Company Limited	5–1–07 to 4–17–08	3,630	$6,183	$7,260
Konarka Technologies, Inc., 8.0% Cumulative	8–31–07	3,500	10,850	12,565

			$17,033	$19,825

The total value of these securities represented 0.3% of net assets at December 31, 2010.

(F)	Securities serve as collateral for the following open futures contracts at December 31, 2010:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation
S&P 500 E-mini	Short	3–18–11	4	$(250,600)	$(2,093)
S&P/Toronto Stock Exchange 60 Index	Short	3–18–11	2	(231,449)	(3,274)
				$(482,049)	$(5,367)

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real).

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(I)	Rate shown is the yield to maturity at December 31, 2010.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$4,874,560
Gross unrealized appreciation	1,507,899
Gross unrealized depreciation	(73,861)
Net unrealized appreciation	$1,434,038

SCHEDULE OF INVESTMENTS Ivy High Income Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS – 0.0%	Shares		Value
Building Products
Nortek, Inc. (A)	14		$518

(Cost: $— )

PREFERRED STOCKS – 0.0%
Consumer Finance
GMAC INC. (B)	—	*	$285

(Cost: $— )

WARRANTS
Agricultural Products – 0.1%
ASG Consolidated LLC	12		1,463

Apparel Retail – 0.2%
St. John Knits International, Incorporated (B)	48		2,766

TOTAL WARRANTS – 0.3%			$4,229

(Cost: $702)

CORPORATE DEBT SECURITIES	Principal
Advertising – 0.1%
Checkout Holding Corp., 0.000%, 11–15–15 (B)(C)	$3,409		2,126

Aerospace & Defense – 2.6%
Sequa Corporation: 11.750%, 12–1–15 (B)	18,240		19,517
13.500%, 12–1–15 (B)	21,450		23,192

			42,709

Agricultural Products – 3.2%
American Seafoods Group LLC, 10.750%, 5–15–16 (B)	11,655		12,413
ASG Consolidated LLC, 15.000%, 5–15–17 (B)	12,617		12,112
Darling International Inc., 8.500%, 12–15–18 (B)	28,215		29,413

			53,938

Alternative Carriers – 0.3%
PAETEC Escrow Corporation, 9.875%, 12–1–18 (B)	4,880		5,014

Auto Parts & Equipment – 1.4%
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.: 7.750%, 1–15–16	10,650		10,650
7.750%, 1–15–16 (B)	4,875		4,851
J.B. Poindexter & Co., Inc., 8.750%, 3–15–14	7,619		7,638

			23,139

Automotive Retail – 1.3%
Asbury Automotive Group, Inc., 8.375%, 11–15–20 (B)	8,940		9,231
Sonic Automotive, Inc.: 8.625%, 8–15–13	2,394		2,430
9.000%, 3–15–18	9,955		10,477

			22,138

Broadcasting – 0.8%
SIRIUS XM Radio Inc., 8.750%, 4–1–15 (B)	12,590		13,629

Building Products – 1.4%
Associated Materials, LLC, 9.125%, 11–1–17 (B)	8,525		8,909
Nortek, Inc., 11.000%, 12–1–13	14,464		15,404

			24,313

Casinos & Gaming – 1.6%
Inn of the Mountain Gods Resort and Casino, 12.000%, 11–15–10 (D)		1,500	782
Marina District Finance Company, Inc.: 9.500%, 10–15–15 (B)		900	884
9.875%, 8–15–18 (B)		900	887
MGM MIRAGE: 13.000%, 11–15–13		2,840	3,358
10.375%, 5–15–14		2,725	3,059
11.125%, 11–15–17		6,150	7,073
Scientific Games Corporation: 8.125%, 9–15–18 (B)		975	982
9.250%, 6–15–19		10,725	11,073

			28,098

Communications Equipment – 0.8%
Brightstar Corporation, 9.500%, 12–1–16 (B)		14,000	14,245

Construction & Farm Machinery & Heavy Trucks – 0.5%
Greenbrier Companies, Inc. (The), 8.375%, 5–15–15		8,930	9,042

Construction Materials – 2.7%
CEMEX Finance LLC, 9.500%, 12–14–16 (B)		5,450	5,620
Headwaters Incorporated, 11.375%, 11–1–14 (B)		12,935	14,147
Headwaters Incorporated, Convertible: 2.500%, 2–1–14		7,250	6,199
14.750%, 2–1–14 (B)		8,100	9,113
Hillman Group, Inc. (The), 10.875%, 6–1–18		9,520	10,448

			45,527

Consumer Finance – 2.0%
Bankrate Inc., 11.750%, 7–15–15 (B)		15,125	16,789
Credit Acceptance Corporation, 9.125%, 2–1–17 (B)		5,360	5,628
TMX Finance LLC and TitleMax Finance Corp, 13.250%, 7–15–15 (B)		9,440	10,384

			32,801

Consumer Products – 0.2%
Prestige Brands, Inc., 8.250%, 4–1–18 (B)		2,880	2,981

Distillers & Vintners – 0.4%
Central European Distribution Corporation, 9.125%, 12–1–16 (B)		6,650	7,066

Diversified Banks – 0.1%
FCE Bank plc, 7.875%, 2–15–11 (E)	GBP	1,000	1,563

Diversified Chemicals – 0.4%
Ineos Group Holdings plc: 7.875%, 2–15–16 (B)(E)	EUR	2,880	3,444
8.500%, 2–15–16 (B)		$4,277	4,074

			7,518

Diversified Metals & Mining – 0.4%
Compass Minerals International, Inc., 8.000%, 6–1–19		3,850	4,197
FMG Resources Pty Ltd., 7.000%, 11–1–15 (B)		2,405	2,465

			6,662

Diversified Support Services – 0.6%
KAR Holdings, Inc., 8.750%, 5–1–14	6,955	7,233
SITEL, LLC and SITEL Finance Corp., 11.500%, 4–1–18 (B)	4,320	3,564

		10,797

Education Services – 6.3%
Education Management LLC and Education Management Finance Corp.: 8.750%, 6–1–14	7,060	7,237
10.250%, 6–1–16	1,985	2,035
Laureate Education, Inc.: 10.000%, 8–15–15 (B)	40,273	41,782
11.000%, 8–15–15 (B)(F)	14,293	14,735
11.750%, 8–15–17 (B)	38,025	41,067

		106,856

Electrical Components & Equipment – 1.8%
NXP B.V. and NXP Funding LLC, 9.500%, 10–15–15	24,752	26,484
Polypore International, Inc., 7.500%, 11–15–17 (B)	1,944	1,983

		28,467

Electronic Equipment & Instruments – 2.5%
CDW LLC and CDW Finance Corporation: 11.000%, 10–12–15	34,525	35,819
8.000%, 12–15–18 (B)	4,875	4,973

		40,792

Electronic Manufacturing Services – 1.0%
Jabil Circuit, Inc.: 7.750%, 7–15–16	6,860	7,701
8.250%, 3–15–18	4,070	4,609
KEMET Corporation, 10.500%, 5–1–18 (B)	4,400	4,730

		17,040

Food Retail – 0.3%
Beverages & More, Inc., 9.625%, 10–1–14 (B)	4,875	4,997

General Merchandise Stores – 0.3%
Dollar General Corporation, 11.875%, 7–15–17	3,842	4,457

Health Care Services – 1.0%
Air Medical Group Holdings Inc., 9.250%, 11–1–18 (B)	5,975	6,274
OnCure Holdings, Inc., 11.750%, 5–15–17 (B)	5,290	4,999
US Oncology, Inc., 10.750%, 8–15–14	5,075	5,259

		16,532

Health Care Technology – 1.0%
MedAssets, Inc., 8.000%, 11–15–18 (B)	16,821	16,904

Home Furnishings – 0.3%
Simmons Bedding Company, 11.250%, 7–15–15 (B)	4,200	4,536

Household Products – 0.7%
Reynolds Group Holdings Limited: 7.125%, 4–15–19 (B)	3,290	3,348
9.000%, 4–15–19 (B)	7,670	7,948

		11,296

Independent Power Producers & Energy Traders – 1.2%
AES Corporation (The), 9.750%, 4–15–16	6,000	6,705
Calpine Construction Finance Company, L.P., 8.000%, 6–1–16 (B)	9,600	10,200
Calpine Corporation, 7.875%, 7–31–20 (B)	2,925	2,962

		19,867

Industrial Conglomerates – 0.4%
Pinafore, LLC and Pinafore, Inc., 9.000%, 10–1–18 (B)	5,475	5,913

Industrial Machinery – 0.6%
Altra Holdings, Inc., 8.125%, 12–1–16	4,750	5,035

CPM Holdings, Inc., 10.625%, 9–1–14 (B)	5,350	5,725

		10,760

Internet Software & Services – 1.1%
Equinix, Inc., 8.125%, 3–1–18	3,225	3,370
Terremark Worldwide, Inc., 12.000%, 6–15–17	13,237	15,156

		18,526

Investment Banking & Brokerage – 1.7%
E*TRADE Financial Corporation: 7.375%, 9–15–13	2,400	2,388
7.875%, 12–1–15	3,850	3,821
12.500%, 11–30–17	19,634	23,070

		29,279

IT Consulting & Other Services – 0.3%
Telvent GIT, S.A., Convertible, 5.500%, 4–15–15 (B)	4,390	4,769

Leisure Products – 0.3%
Yonkers Racing Corporation, 11.375%, 7–15–16 (B)	4,274	4,707

Life & Health Insurance – 0.5%
CNO Financial Group, Inc., 9.000%, 1–15–18 (B)	7,315	7,608

Metal & Glass Containers – 0.2%
Graham Packaging Company, L.P. and GPC Capital Corp. I, 9.875%, 10–15–14	2,500	2,588

Movies & Entertainment – 1.1%
AMC Entertainment Holdings, Inc., 9.750%, 12–1–20 (B)	7,808	8,121
MU Finance plc, 8.375%, 2–1–17 (B)	3,900	3,963
Wallace Theater Holdings Inc., 12.500%, 6–15–13 (B)(G)	5,590	5,688

		17,772

Multi-Line Insurance – 1.1%
American International Group, Inc., 8.175%, 5–15–58	17,550	18,687

Office Electronics – 0.5%
Xerox Capital Trust I, 8.000%, 2–1–27	8,010	8,150

Oil & Gas Drilling – 2.6%
RDS Ultra-Deepwater Ltd, 11.875%, 3–15–17 (B)	8,385	8,741
Vantage Drilling Company, 11.500%, 8–1–15 (B)	32,100	34,829

		43,570

Oil & Gas Equipment & Services – 0.4%
Global Geophysical Services, Inc., 10.500%, 5–1–17	6,450	6,418

Oil & Gas Refining & Marketing – 0.3%
Western Refining, Inc., 10.750%, 6–15–14 (B)(G)	4,722	5,029

Other Diversified Financial Services – 0.5%
JPMorgan Chase & Co., 7.900%, 4–29–49 (G)	7,250	7,707

Packaged Foods & Meats – 2.0%
Bumble Bee Foods, LLC, 9.000%, 12–15–17 (B)	29,262	30,432
FAGE Dairy Industry S.A. and FAGE USA Dairy Industry, Inc., 9.875%, 2–1–20 (B)	2,925	2,925

		33,357

Pharmaceuticals – 0.5%
Quintiles Transnational Holdings Inc, 9.500%, 12–30–14 (B)	8,305	8,513

Publishing – 0.6%
American Reprographics Company, 10.500%, 12–15–16 (B)	10,250	10,737

Regional Banks – 4.7%
CapitalSource Inc., 12.750%, 7–15–14 (B)	17,300	20,241
CIT Group, Inc.: 7.000%, 5–1–13	20,850	21,267
7.000%, 5–1–15	9,750	9,774
7.000%, 5–1–16	8,600	8,632
7.000%, 5–1–17	9,625	9,649
Marshall & Ilsley Corporation, 5.000%, 1–17–17	10,450	10,604

		80,167

Restaurants – 4.7%
CKE Restaurants, Inc., 11.375%, 7–15–18	35,825	39,676
DineEquity, Inc., 9.500%, 10–30–18 (B)	12,816	13,585
Dunkin Brands, Inc., 9.625%, 12–1–18 (B)	10,223	10,325
NPC International, Inc., 9.500%, 5–1–14	1,970	2,014
Wendy’s/Arby’s Restaurants, LLC, 10.000%, 7–15–16	13,796	14,969

		80,569

Security & Alarm Services – 0.5%
DynCorp International Inc., 10.375%, 7–1–17 (B)	8,075	8,277

Specialty Stores – 0.4%
PETCO Animal Supplies, Inc., 9.250%, 12–1–18 (B)	5,715	6,022

Steel – 0.4%
Severstal Columbus LLC, 10.250%, 2–15–18 (B)	3,870	4,083
WireCo WorldGroup Inc., 9.500%, 5–15–17 (B)	1,950	2,057

		6,140

Wireless Telecommunication Service – 1.7%
Digicel Group Limited: 8.250%, 9–1–17 (B)	6,716	6,884
10.500%, 4–15–18 (B)	4,988	5,487
Syniverse Holdings, Inc., 9.125%, 1–15–19 (B)	980	1,012
Wind Acquisition Finance S.A., 11.750%, 7–15–17 (B)	14,200	16,010

		29,393

TOTAL CORPORATE DEBT SECURITIES – 64.3%		$1,079,708
(Cost: $1,011,061)

MUNICIPAL BONDS – TAXABLE – 0.4%
New York
NYC Indl Dev Agy, 11.000%, 3–1–29 (B)	5,000	$6,324

(Cost: $5,000)

SENIOR LOANS
Agricultural Products – 1.1%
Darling International, Inc., 5.000%, 11–9–16 (G)	2,000	2,015
WM. Bolthouse Farms, Inc., 9.500%, 7–25–16 (G)	16,000	16,165

		18,180

Alternative Carriers – 1.2%
U.S. Telepacific Corp., 9.250%, 7–25–15 (G)	2,184	2,200
Vonage Holdings Corp., 9.750%, 12–9–15 (G)	17,500	17,427

		19,627

Apparel Retail – 1.3%
Gymboree Corporation (The), 5.500%, 10–22–17 (G)	1,984	1,993

St. John Knits International, Inc., 13.000%, 3–2–15 (G)	20,000	20,450

		22,443

Apparel, Accessories & Luxury Goods – 0.2%
Sports Authority, Inc. (The), 7.500%, 10–26–17 (G)	3,000	2,996

Broadcasting – 2.0%
High Plains Broadcasting Operating Company, LLC, 9.000%, 9–14–16 (G)	7,433	7,433
Newport Television LLC, 9.000%, 9–14–16 (G)	27,177	27,178

		34,611

Building Products – 2.6%
Goodman Global, Inc., 9.000%, 10–6–17 (G)	42,000	43,225

Communications Equipment – 0.9%
Mitel Networks Corporation, 7.284%, 8–15–15 (G)	17,259	15,706

Diversified Capital Markets – 0.4%
Blackstone UTP Capital LLC, 7.750%, 10–29–14 (G)	6,930	7,069

Diversified Support Services – 3.9%
Advantage Sales & Marketing, Inc.: 5.250%, 11–29–17 (G)	6,990	7,003
9.250%, 5–29–18 (G)	35,494	35,659
Applied Systems, Inc., 9.250%, 5–17–17 (G)	1,495	1,492
N.E.W. Holdings I, LLC: 9.500%, 3–5–17 (G)	6,805	6,761
9.500%, 3–5–17 (G)	6,805	6,761
9.500%, 3–5–17 (G)	6,805	6,761

		64,437

Education Services – 0.6%
Laureate Education, Inc., 7.000%, 8–1–14 (G)	9,881	9,848

Environmental & Facilities Services – 0.3%
K2 Pure Solutions Nocal, L.P., 10.000%, 7–20–15 (G)	5,860	5,743

Food Distributors – 0.5%
Chef’s Warehouse, LLC (The), 11.000%, 4–22–14 (G)	8,124	8,124

Health Care Technology – 0.1%
MedAssets, Inc., 5.250%, 11–15–16 (G)	1,730	1,736

Household Products – 0.4%
Reynolds Group Holdings, Inc., 6.500%, 8–16–16 (G)	7,215	7,293

Hypermarkets & Super Centers – 0.5%
Roundy’s Supermarkets, Inc., 10.000%, 4–5–16 (G)	8,300	8,409

Independent Power Producers & Energy Traders – 3.8%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC: 3.764%, 10–10–14 (G)	1,912	1,474
3.764%, 10–10–14 (G)	1,092	844
3.764%, 10–10–14 (G)	1,087	840
Texas Competitive Electric Holdings Company, LLC:
3.764%, 10–10–14 (G)	68,220	52,544
3.764%, 10–10–14 (G)	8,102	6,259
3.764%, 10–10–14 (G)	1,410	1,086
3.764%, 10–10–14 (G)	171	132
3.764%, 10–10–14 (G)	40	31

		63,210

Internet Software & Services – 2.1%
SAVVIS Communications Corporation: 6.750%, 7–9–16 (G)	17,341	17,593
6.750%, 7–9–16 (G)	115	117
Springboard Finance, L.L.C., 7.000%, 2–2–15 (G)	16,844	16,862

		34,572

IT Consulting & Other Services – 0.1%
Vertafore, Inc., 9.750%, 10–18–17 (G)	1,467	1,479

Leisure Products – 1.9%
Guitar Center, Inc.: 3.770%, 10–9–14 (G)	9,300	8,649
3.770%, 10–9–14 (G)	700	651
Provo Craft & Novelty, Inc.: 8.000%, 12–31–49 (G)	10,000	9,644
8.250%, 12–31–49 (G)	96	93
Visant Corporation: 7.000%, 9–22–16 (G)	14,400	14,559
7.000%, 9–22–16 (G)	563	569

		34,165

Restaurants – 0.7%
Focus Brands, Inc.: 7.250%, 10–13–16 (G)	10,473	10,577
7.250%, 10–13–16 (G)	524	529
7.750%, 10–13–16 (G)	22	22

		11,128

Specialized Consumer Services – 0.3%
Asurion, LLC: 6.750%, 3–31–15 (G)	2,778	2,784
6.750%, 3–31–15 (G)	2,222	2,227

		5,011

Specialty Stores – 1.8%
Vision Holding, Corp.: 12.000%, 11–23–16 (G)	18,000	17,640
12.000%, 11–23–16 (G)	1,500	1,470
12.000%, 11–23–16 (G)	500	490
Walco International, Inc. (Animal Health), 12.250%, 11–10–15 (G)	9,975	9,975

		29,575

Wireless Telecommunication Service – 0.1%
Syniverse Holdings, Inc., 5.250%, 12–21–15 (G)	1,500	1,517

TOTAL SENIOR LOANS – 26.8%		$450,104
(Cost: $441,668)

SHORT-TERM SECURITIES
Commercial Paper (H) – 4.4%
Bank of Nova Scotia, 0.190%, 1–28–11	5,000	4,999
Bemis Company, Inc.: 0.260%, 1–5–11	5,000	5,000
0.300%, 1–10–11	4,250	4,250
0.300%, 1–12–11	7,000	6,999
Colgate–Palmolive Company, 0.140%, 1–11–11	5,000	5,000
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.), 0.300%, 1–5–11	5,000	5,000
Kraft Foods Inc., 0.340%, 1–18–11	6,110	6,109
Nokia Corp., 0.230%, 1–20–11	5,000	4,999
Praxair, Inc., 0.090%, 1–3–11	5,573	5,573
Sara Lee Corporation: 0.170%, 1–3–11	10,000	9,999
0.240%, 1–6–11	5,000	5,000
Wisconsin Electric Power Co., 0.170%, 1–7–11	10,000	10,000

		72,928

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.154%, 1–3–11 (I)	176	176

Municipal Obligations – Taxable – 1.7%
LA Pub Fac Auth, Var Rate Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (Bank of New York Mellon Trust Company, N.A. (The)), 1.750%, 1–3–11 (I)	3,000	3,000
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008–G (Bank of America, N.A.), 0.340%, 1–3–11 (I)	6,800	6,800
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (Bank of New York (The)), 1.500%, 1–3–11 (I)	17,990	17,990

		27,790

United States Government Agency Obligations – 0.0%
Overseas Private Investment Corporation, 0.320%, 3–15–11 (I)	801	801

TOTAL SHORT–TERM SECURITIES – 6.1%		$101,695
(Cost: $101,695)

TOTAL INVESTMENT SECURITIES – 97.9%		$1,642,863
(Cost: $1,560,126)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.1%		35,942

NET ASSETS – 100.0%		$1,678,805

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$518	$—	$—
Preferred Stocks	—	285	—
Warrants	—	—	4,229
Corporate Debt Securities	—	1,052,502	27,206
Municipal Bonds	—	6,324	—
Senior Loans	—	180,425	269,679
Short-Term Securities	—	101,695	—
Total Investments in Securities	$518	$1,341,231	$301,114
Forward Foreign Currency Contracts	$—	$599	$—

Liabilities
Forward Foreign Currency Contracts	$—	$130	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Warrants	Corporate Debt Securities	Senior Loans
Beginning Balance 4–1–10	$—	$18,252	$41,495
Net realized gain (loss)	—	211	1,993
Net unrealized appreciation (depreciation)	2,766	60	(963)
Purchases	—	—	42,465
Sales	—	(272)	(9,709)
Transfers into Level 3 during the period	1,463	8,955	194,398
Transfers out of Level 3 during the period	—	—	—
Ending Balance 12–31–10	$4,229	$27,206	$269,679
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12–31–10	$3,527	$(2,731)	$5,658
Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

The following forward foreign currency contracts were outstanding at December 31, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Citibank, N.A.	1,038	2–15–11	$241	$—
Sell	British Pound	Citibank, N.A.	3,500	4–7–11	—	130
Sell	Euro	Citibank, N.A.	102	2–15–11	5	—

Sell	Euro	Citibank, N.A.	60	4-15-11	9	—
Sell	Euro	Citibank, N.A.	102	8-15-11	4	—
Sell	Euro	Citibank, N.A.	60	10-14-11	9	—
Sell	Euro	Citibank, N.A.	103	2-15-12	4	—
Sell	Euro	Citibank, N.A.	60	4-13-12	9	—
Sell	Euro	Citibank, N.A.	102	8-15-12	3	—
Sell	Euro	Citibank, N.A.	60	10-15-12	9	—
Sell	Euro	Citibank, N.A.	102	2-15-13	3	—
Sell	Euro	Citibank, N.A.	60	4-15-13	10	—
Sell	Euro	Citibank, N.A.	103	8-15-13	2	—
Sell	Euro	Citibank, N.A.	60	10-15-13	10	—
Sell	Euro	Citibank, N.A.	103	2-14-14	2	—
Sell	Euro	Citibank, N.A.	60	4-15-14	10	—
Sell	Euro	Citibank, N.A.	103	8-15-14	2	—
Sell	Euro	Citibank, N.A.	60	10-15-14	10	—
Sell	Euro	Citibank, N.A.	103	2-13-15	1	—
Sell	Euro	Citibank, N.A.	60	4-15-15	10	—
Sell	Euro	Citibank, N.A.	103	8-14-15	1	—
Sell	Euro	Citibank, N.A.	60	10-15-15	10	—
Sell	Euro	Citibank, N.A.	2,698	2-12-16	21	—
Sell	Euro	Citibank, N.A.	60	4-15-16	10	—
Sell	Euro	Citibank, N.A.	60	10-14-16	9	—
Sell	Euro	Citibank, N.A.	1,284	4-13-17	195	—
					$599	$130

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $665,176 or 39.6% of net assets.

(C)	Zero coupon bond.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Principal amount are denominated in the indicated foreign currency, where applicable (EUR-Euro and GBP - British Pound).

(F)	Payment-in-kind bonds.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(H)	Rate shown is the yield to maturity at December 31, 2010.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,560,278
Gross unrealized appreciation	89,592
Gross unrealized depreciation	(7,007)
Net unrealized appreciation	$82,585

SCHEDULE OF INVESTMENTS
Ivy International Balanced Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 8.9%
Coal & Allied Industries Limited (A)	25	$3,076
Computershare Limited (A)	252	2,784
Crown Limited (A)	138	1,168
David Jones Limited (A)	554	2,527
Foster’s Group Limited (A)	629	3,656
Myer Holdings Limited (A)	776	2,819
Newcrest Mining Limited (A)	38	1,555
Orica Limited (A)	108	2,749
Telstra Corporation Limited (A)	1,606	4,581

		24,915

Brazil – 1.1%
Vivo Participacoes S.A., ADR	96	3,132

China – 3.1%
China Mobile Limited (A)	320	3,177
China Mobile Limited, H Shares (A)(B)	50	492
China Pacific Insurance (Group) Co. Ltd., H Shares (A)	532	2,210
Industrial and Commercial Bank of China Limited, H Shares (A)(B)	3,879	2,890

		8,769

Denmark – 1.1%
PANDORA Holding A/S (A)(B)(C)	51	3,065

France – 10.8%
ALSTOM (A)	49	2,356
AXA S.A. (A)	132	2,201
Danone (A)	33	2,088
Sanofi-Aventis (A)	61	3,923
Schneider Electric S.A. (A)	19	2,809
Societe Generale (A)	40	2,138
TOTAL S.A. (A)	142	7,499
VINCI (A)	51	2,763
Vivendi Universal (A)	158	4,266

		30,043

Hong Kong – 3.4%
Cheung Kong (Holdings) Limited (A)	262	4,041
New World Development Company Limited (A)	1,508	2,833
Yue Yuen Industrial (Holdings) Limited (A)	769	2,763

		9,637

Israel – 1.8%
Bezeq - Israel Telecommunication Corp., Ltd. (The) (A)	1,625	4,955

Italy – 1.6%
Mediaset S.p.A. (A)	402	2,432
Tenaris S.A. (A)	89	2,194

		4,626

Japan – 7.1%
Honda Motor Co., Ltd. (A)	56	2,229
LAWSON, INC. (A)	48	2,379
Mitsubishi Corporation (A)	149	4,033
Nissin Kogyo Co., Ltd. (A)	154	2,879
NTT DoCoMo, Inc. (A)	2	3,593
Shin-Etsu Chemical Co., Ltd. (A)	43	2,309
Sumitomo Corporation (A)	191	2,709

		20,131

Netherlands – 1.3%
Fugro N.V. (A)	44	3,579

Norway – 2.4%
Seadrill Limited (A)	126	4,256
StatoilHydro ASA (A)	110	2,611

		6,867

Russia – 0.8%
Mobile TeleSystems OJSC, ADR	114	2,369

Singapore – 1.6%
CapitaCommercial Trust (A)	2,506	2,930
Singapore Airlines Limited (A)	135	1,609

		4,539

Spain – 1.7%
Indra Sistemas S.A. (A)	140	2,394
Tecnicas Reunidas, S.A. (A)	39	2,507

		4,901

Sweden – 0.9%
Telefonaktiebolaget LM Ericsson, B Shares (A)	209	2,424

Switzerland – 5.4%
ABB Ltd (A)	101	2,259
Credit Suisse Group AG, Registered Shares (A)	104	4,191
Novartis AG, Registered Shares (A)	36	2,143
Roche Holdings AG, Genusscheine (A)	25	3,664
Syngenta AG (A)	10	2,919

		15,176

Taiwan – 5.1%
Fubon Financial Holding Co., Ltd. (A)(B)	2,400	3,293
High Tech Computer Corp. (A)	112	3,468
Siliconware Precision Industries Co., Ltd. (A)	2,965	3,559
Taiwan Semiconductor Manufacturing Company Ltd. (A)	1,681	4,092

		14,412

United Kingdom – 8.4%
Barclays plc (A)	593	2,417
Home Retail Group plc (A)	753	2,213
HSBC Holdings plc (A)	221	2,241
Prudential plc (A)	293	3,052
Royal Dutch Shell plc, Class A (A)	148	4,948
tesco plc (A)	170	1,126
Unilever plc (A)	163	4,977
Vodafone Group plc (A)	1,024	2,648

		23,622

United States – 1.9%
Coca-Cola Company (The)	38	2,510
Southern Copper Corporation	61	2,957

		5,467

TOTAL COMMON STOCKS – 68.4%		$192,629
(Cost: $172,923)

CORPORATE DEBT SECURITIES	Principal
Argentina – 1.2%
Arcos Dorados B.V.,
7.500%, 10–1–19 (B)	$3,000	3,240

Australia – 2.2%

Coles Myer Finance Limited,
6.000%, 7–25–12 (D)	AUD1,250	1,269
Fairfax Media Group Finance Pty Limited,
5.250%, 6–15–12 (D)	EUR2,000	2,747
Vodafone Group plc,
6.750%, 1–10–13 (D)	AUD2,000	2,053

		6,069

Brazil – 2.2%
AmBev International Finance Co. Ltd.,
9.500%, 7–24–17 (D)	BRL7,500	4,495
Globo Comunicacoe e Participacoes S.A.,
6.250%, 12–20–49	$2,000	2,100

		6,595

Canada – 1.3%
Teck Resources Limited,
9.750%, 5–15–14	3,000	3,754

Denmark – 1.2%
Carlsberg Finans A/S,
7.000%, 2–26–13 (D)	GBP2,000	3,390

France – 2.1%
Vivendi,
7.750%, 1–23–14 (D)	EUR2,000	3,036
WPP Finance S.A.,
5.250%, 1–30–15 (D)	2,000	2,847

		5,883

Luxembourg – 1.0%
Wind Acquisition Finance S.A.:
11.000%, 12–1–15 (D)	1,500	2,102
11.750%, 7–15–17 (B)	$750	846

		2,948

Netherlands – 1.1%
Heineken N.V.,
7.125%, 4–7–14 (D)	EUR2,000	2,987

United Kingdom – 0.9%
Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14	$2,000	2,421

TOTAL CORPORATE DEBT SECURITIES – 13.2%		$37,287
(Cost: $34,131)

OTHER GOVERNMENT SECURITIES

Australia – 1.7%
New South Wales Treasury Corporation,
6.000%, 5–1–12 (D)	AUD4,600	4,752

France – 3.5%
French Treasury Bond (OAT),
4.250%, 10–25–17 (D)	EUR6,920	10,073

Malaysia – 2.4%
Malaysian Government Bonds:
3.756%, 4–28–11 (D)	MYR8,550	2,785
3.461%, 7–31–13 (D)	12,435	4,064

		6,849

Mexico – 1.1%
United Mexican States Government Bonds,
8.000%, 12–19–13 (D)	MXN35,000	3,011

Netherlands – 1.1%
Netherlands Government Bonds,
4.500%, 7–15–17 (D)	EUR2,000	2,976

New Zealand – 1.1%
New Zealand Government Bonds,
6.000%, 11–15–11 (D)	NZD3,910	3,115

Poland – 0.4%
Poland Government Bonds,
6.250%, 10–24–15 (D)	PLN3,250	1,137

South Korea – 2.6%
Republic of Korea (The),
7.125%, 4–16–19	$1,190	1,417
South Korea Treasury Bonds,
5.250%, 9–10–12 (D)	KRW6,350,000	5,776

		7,193

Sweden – 2.5%
Kingdom of Sweden (The),
5.250%, 3–15–11 (D)	SEK47,170	7,065

TOTAL OTHER GOVERNMENT SECURITIES – 16.4%		$46,171
(Cost: $43,760)

SHORT-TERM SECURITIES
Commercial Paper (E) – 1.3%
Praxair, Inc.,
0.090%, 1–3–11	$3,783	3,783

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.154%, 1–3–11 (F)	230	230

TOTAL SHORT-TERM SECURITIES – 1.4%		$4,013
(Cost: $4,013)

TOTAL INVESTMENT SECURITIES – 99.4%		$280,100
(Cost: $254,827)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		1,580

NET ASSETS – 100.0%		$281,680

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$192,629	$—	$—
Corporate Debt Securities	—	34,540	2,747
Other Government Securities	—	46,171	—
Short-Term Securities	—	4,013	—
Total Investments in Securities	$192,629	$84,724	$2,747
Forward Foreign Currency Contracts	$—	$2,101	$—
Liabilities
Forward Foreign Currency Contracts	$—	$1,902	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities
Beginning Balance 4-1-10	$—
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3 during the period	2,747
Transfers out of Level 3 during the period	—
Ending Balance 12-31-10	$2,747
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-10	$24

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

The following forward foreign currency contracts were outstanding at December 31, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Australian Dollar	Goldman Sachs International	42,700	1-28-11	$—	$1,902
Sell	Euro	Goldman Sachs International	30,400	1-28-11	2,101	—
					$2,101	$1,902

(A)	Listed on an exchange outside the United States.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $13,826 or 4.9% of net assets.

(C)	No dividends were paid during the preceding 12 months.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, BRL - Brazilian Real, EUR - Euro, GBP - British Pound, KRW - South Korean Won, MXN - Mexican Peso, MYR - Malaysian Ringgit, NZD - New Zealand Dollar, PLN - Polish Zloty and SEK - Swedish Krona).

(E)	Rate shown is the yield to maturity at December 31, 2010.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$254,912

Gross unrealized appreciation	33,060
Gross unrealized depreciation	(7,872)
Net unrealized appreciation	$25,188

SCHEDULE OF INVESTMENTS
Ivy International Core Equity Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 9.3%
Computershare Limited (A)	1,350	$14,881
Crown Limited (A)	697	5,885
Foster’s Group Limited (A)	3,209	18,642
Myer Holdings Limited (A)	3,659	13,285
Newcrest Mining Limited (A)	195	8,075
Orica Limited (A)	537	13,686
Telstra Corporation Limited (A)	7,475	21,330

		95,784

Brazil – 1.6%
Vivo Participacoes S.A., ADR	501	16,315

Canada – 2.7%
Canadian Natural Resources Limited (A)	348	15,500
Research In Motion Limited (B)	201	11,655

		27,155

China – 5.1%
China Mobile Limited (A)	1,514	15,038
China Mobile Limited, H Shares (A)(C)	201	1,996
China Pacific Insurance (Group) Co. Ltd., H Shares (A)	2,761	11,474
Industrial and Commercial Bank of China Limited, H Shares (A)	9,619	7,165
Industrial and Commercial Bank of China Limited, H Shares (A)(C)	7,343	5,470
ZTE Corporation, H Shares (A)	2,697	10,722

		51,865

Denmark – 1.5%
PANDORA Holding A/S (A)(B)(C)	251	15,102

France – 15.1%
ALSTOM (A)	325	15,544
AXA S.A. (A)	667	11,089
Danone (A)	198	12,432
Sanofi-Aventis (A)	308	19,680
Schneider Electric S.A. (A)	100	14,892
Societe Generale (A)	222	11,913
TOTAL S.A. (A)	680	36,018
VINCI (A)	247	13,422
Vivendi Universal (A)	718	19,387

		154,377

Germany – 1.1%
DaimlerChrysler AG, Registered Shares (A)	171	11,664

Hong Kong – 3.4%
Cheung Kong (Holdings) Limited (A)	1,419	21,889
New World Development Company Limited (A)	6,727	12,636

		34,525

Israel – 1.8%
Bezeq – Israel Telecommunication Corp., Ltd. (The) (A)	5,995	18,280

Italy – 2.5%
Mediaset S.p.A. (A)	2,203	13,331
Tenaris S.A. (A)	512	12,563

		25,894

Japan – 14.8%
Honda Motor Co., Ltd. (A)	320	12,664
JGC Corporation (A)	799	17,389
Komatsu Ltd. (A)	469	14,202
Mitsubishi Corporation (A)	805	21,793
Mitsubishi Electric Corporation (A)	1,388	14,566
Nihon Densan Kabushiki Kaisha (A)	146	14,784
Nissin Kogyo Co., Ltd. (A)	968	18,045
Shin-Etsu Chemical Co., Ltd. (A)	231	12,503
Sumitomo Corporation (A)	1,003	14,190
Suzuki Motor Corporation (A)	476	11,733

		151,869

Mexico – 1.4%
Grupo Modelo, S.A.B. de C.V., Series C (A)	2,257	14,028

Netherlands – 1.5%
Fugro N.V. (A)	189	15,497

Russia – 1.2%
Mobile TeleSystems OJSC, ADR	582	12,143

Singapore – 2.0%
CapitaCommercial Trust (A)	10,062	11,760
Singapore Airlines Limited (A)	698	8,322

		20,082

Spain – 1.2%
Tecnicas Reunidas, S.A. (A)	197	12,540

Sweden – 1.2%
Telefonaktiebolaget LM Ericsson, B Shares (A)	1,051	12,213

Switzerland – 9.1%
ABB Ltd (A)	581	12,936
Credit Suisse Group AG, Registered Shares (A)	584	23,521
Novartis AG, Registered Shares (A)	186	10,903
Roche Holdings AG, Genusscheine (A)	104	15,298
Syngenta AG (A)	57	16,714
TEMENOS Group AG (A)(B)	342	14,240

		93,612

Taiwan – 5.0%
High Tech Computer Corp. (A)	539	16,622
Hon Hai Precision Ind. Co., Ltd. (A)	3,141	12,658
Taiwan Semiconductor Manufacturing Company Ltd., ADR	1,763	22,107

		51,387

United Kingdom – 15.8%
Barclays plc (A)	4,060	16,560
BG Group plc (A)	686	13,851
Home Retail Group plc (A)	3,719	10,930
HSBC Holdings plc (A)	1,146	11,637
Prudential plc (A)	1,484	15,454
Rio Tinto plc (A)	181	12,685
Royal Dutch Shell plc, Class A (A)	630	21,018
tesco plc (A)	867	5,743
Unilever plc (A)	902	27,615
Vodafone Group plc (A)	4,235	10,947
Xstrata plc (A)	683	16,043

		162,483

United States – 1.2%
Southern Copper Corporation	258	12,593

TOTAL COMMON STOCKS – 98.5%		$1,009,408
(Cost: $888,867)

SHORT–TERM SECURITIES	Principal
Commercial Paper (D) – 2.3%
AT&T Inc.,
0.120%, 1–3–11	$3,768	3,768
Corporacion Andina de Fomento,
0.240%, 1–21–11	6,000	5,999
Novartis Finance Corp.,
0.140%, 1–5–11	10,000	10,000
PACCAR Financial Corp.,
0.190%, 1–14–11	3,944	3,944

		23,711

Master Note – 0.3%
Toyota Motor Credit Corporation,
0.154%, 1–3–11 (E)	2,695	2,695

TOTAL SHORT–TERM SECURITIES – 2.6%		$26,406
(Cost: $26,406)

TOTAL INVESTMENT SECURITIES – 101.1%		$1,035,814
(Cost: $915,273)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1%)		(11,202)

NET ASSETS – 100.0%		$1,024,612

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,009,408	$—	$—
Short–Term Securities	—	26,406	—
Total Investments in Securities	$1,009,408	$26,406	$—

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $22,568 or 2.2% of net assets.

(D)	Rate shown is the yield to maturity at December 31, 2010.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$927,403

Gross unrealized appreciation	127,454
Gross unrealized depreciation	(19,043)
Net unrealized appreciation	$108,411

SCHEDULE OF INVESTMENTS Ivy International Growth Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 3.5%
Coca-Cola Amatil Limited (A)	88	$974
Orica Limited (A)	77	1,963
Telstra Corporation Limited (A)	1,366	3,896

		6,833

Brazil – 1.3%
BM&FBOVESPA S.A. - Bolsa de Valores, Mercadorias eFuturos (A)	315	2,488

Canada – 1.3%
Canadian Natural Resources Limited (A)	56	2,507

China – 5.3%
Baidu.com, Inc., ADR (B)	10	936
SINA Corporation (B)	32	2,182
Sino-Forest Corporation, Class A (A)(B)	96	2,251
Tingyi Holding Corp. (A)	758	1,941
Wynn Macau, Limited (A)	1,417	3,171

		10,481

Denmark – 1.6%
PANDORA Holding A/S (A)(B)(C)	51	3,054

France – 7.4%
Danone (A)	30	1,862
Pinault-Printemps-Redoute S.A. (A)	23	3,694
Safran (A)	46	1,637
Technip-Coflexip (A)	28	2,541
VINCI (A)	87	4,728

		14,462

Germany – 7.7%
adidas AG (A)	57	3,750
Bayer AG (A)	55	4,073
DaimlerChrysler AG, Registered Shares (A)	62	4,250
QIAGEN N.V. (A)(B)	152	2,990

		15,063

Hong Kong – 4.2%
Cheung Kong (Holdings) Limited (A)	213	3,285
Henderson Land Development Company Limited (A)	266	1,814
Yue Yuen Industrial (Holdings) Limited (A)	867	3,118

		8,217

India – 0.9%
Infrastructure Development Finance Company Limited (A)	127	520
Infrastructure Development Finance Company Limited (A)(C)	282	1,153

		1,673

Italy – 4.1%
Saipem S.p.A. (A)	73	3,609
Tenaris S.A. (A)	180	4,420

		8,029

Japan – 12.0%
Bridgestone Corporation (A)	173	3,349
Honda Motor Co., Ltd. (A)	78	3,093
JGC Corporation (A)	159	3,460
KONAMI CORPORATION (A)	128	2,727
Mitsubishi Corporation (A)	128	3,460
Mitsui & Co., Ltd. (A)	174	2,866

Nintendo Co., Ltd. (A)	7	1,996
Nissin Kogyo Co., Ltd. (A)	142	2,639

		23,590

Mexico – 1.3%
Grupo Modelo, S.A.B. de C.V., Series C (A)	425	2,642

Netherlands – 0.8%
ASML Holding N.V., Ordinary Shares (A)	43	1,666

Norway – 1.4%
Seadrill Limited (A)	82	2,775

Spain – 2.6%
Tecnicas Reunidas, S.A. (A)	47	2,979
Telefonica, S.A. (A)	96	2,181

		5,160

Sweden – 1.3%
Telefonaktiebolaget LM Ericsson, B Shares (A)	226	2,629

Switzerland – 10.9%
ABB Ltd (A)	141	3,143
Credit Suisse Group AG, Registered Shares (A)	46	1,850
Nestle S.A., Registered Shares (A)	76	4,446
Swatch Group Ltd (The), Bearer Shares (A)	2	686
Swiss Reinsurance Company, Registered Shares (A)	58	3,117
Syngenta AG (A)	12	3,399
TEMENOS Group AG (A)(B)	115	4,788

		21,429

Taiwan – 1.9%
High Tech Computer Corp. (A)	53	1,648
Hon Hai Precision Ind. Co., Ltd. (A)	424	1,709
MStar Semiconductor Inc. (A)(B)(C)	38	366

		3,723

United Kingdom – 21.1%
Barclays plc (A)	413	1,685
British American Tobacco plc (A)	134	5,147
Capita Group plc (The) (A)	225	2,439
Diageo plc (A)	187	3,449
GlaxoSmithKline plc (A)	245	4,733
International Power plc (A)	547	3,730
Meggitt plc (A)	92	529
Prudential plc (A)	392	4,083
Rio Tinto plc (A)	33	2,318
Serco Group plc (A)	298	2,578
tesco plc (A)	340	2,253
Virgin Media Inc.	75	2,056
Vodafone Group plc (A)	1,387	3,586
Xstrata plc (A)	115	2,708

		41,294

United States – 2.8%
QUALCOMM Incorporated	46	2,268
Schlumberger Limited	39	3,289

		5,557

TOTAL COMMON STOCKS – 93.4%		$183,272
(Cost: $157,184)

PREFERRED STOCKS – 2.0%
Germany
Fresenius AG (A)	46	$3,888

(Cost: $3,332)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 1.9%
AT&T Inc.,
0.120%, 1–3–11	$3,715	3,715

Master Note – 1.1%
Toyota Motor Credit Corporation,
0.154%, 1–3–11 (E)	2,070	2,070

TOTAL SHORT-TERM SECURITIES – 3.0%		$5,785
(Cost: $5,785)

TOTAL INVESTMENT SECURITIES – 98.4%		$192,945
(Cost: $166,301)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.6%		3,096

NET ASSETS – 100.0%		$196,041

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$183,272	$—	$—
Preferred Stocks	3,888	—	—
Short-Term Securities	—	5,785	—
Total Investments in Securities	$187,160	$5,785	$—
Swap Agreements	$—	$481	$—
Liabilities
Forward Foreign Currency Contracts	$—	$484	$—
Swap Agreements	—	385	—

The following total return swaps were outstanding at December 31, 2010:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Appreciation (Depreciation)
UBS AG, London	1,283	Sany Heavy Industries Co., Ltd.	4-25-11	USD LIBOR + 0.700%	$233
UBS AG, London	1,363	Sany Heavy Industries Co., Ltd.	4-26-11	USD LIBOR + 0.700%	248
UBS AG, London	2,605	Ping An Insurance	4-26-11	USD LIBOR + 0.700%	(385)
					$96

#	The Fund pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

The following forward foreign currency contracts were outstanding at December 31, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Citibank, N.A.	20,145	3-7-11	$—	$484

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $4,573 or 2.3% of net assets.

(D)	Rate shown is the yield to maturity at December 31, 2010.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$166,670

Gross unrealized appreciation	30,544
Gross unrealized depreciation	(4,269)
Net unrealized appreciation	$26,275

SCHEDULE OF INVESTMENTS Ivy Large Cap Growth Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.7%
Boeing Company (The)	116	$7,583
Precision Castparts Corp.	183	25,434

		33,017

Air Freight & Logistics – 2.0%
Expeditors International of Washington, Inc.	322	17,559
FedEx Corporation	1	84

		17,643

Application Software – 3.3%
salesforce.com, inc. (A)	219	28,868

Asset Management & Custody Banks – 3.5%
T. Rowe Price Group, Inc.	487	31,416

Auto Parts & Equipment – 1.5%
BorgWarner Inc. (A)	85	6,180
Gentex Corporation	239	7,050

		13,230

Automotive Retail – 2.1%
AutoZone, Inc. (A)	45	12,158
O’Reilly Automotive, Inc. (A)	110	6,628

		18,786

Broadcasting – 0.7%
Discovery Holding Company, Class A (A)	155	6,468

Casinos & Gaming – 6.1%
Las Vegas Sands, Inc. (A)	394	18,109
Wynn Resorts, Limited	347	36,052

		54,161

Communications Equipment – 5.2%
Juniper Networks, Inc. (A)	370	13,675
QUALCOMM Incorporated	660	32,683

		46,358

Computer Hardware – 7.5%
Apple Inc. (A)	204	65,803

Computer Storage & Peripherals – 4.6%
NetApp, Inc. (A)	741	40,731

Construction & Farm Machinery & Heavy Trucks – 1.0%
Caterpillar Inc.	94	8,842

Consumer Finance – 1.5%
American Express Company	310	13,322

Data Processing & Outsourced Services – 0.4%
Visa Inc., Class A	56	3,920

Electrical Components & Equipment – 2.9%
Emerson Electric Co.	454	25,938

Environmental & Facilities Services – 0.7%
Stericycle, Inc. (A)	77	6,190

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Company	7	474

Footwear – 1.7%
NIKE, Inc., Class B	177	15,119

General Merchandise Stores – 0.5%
Target Corporation	74	4,474

Health Care Equipment – 0.1%
Intuitive Surgical, Inc. (A)	3	825

Hotels, Resorts & Cruise Lines – 4.5%
Carnival Corporation	259	11,942
Starwood Hotels & Resorts Worldwide, Inc.	455	27,637

		39,579

Household Products – 0.1%
Colgate-Palmolive Company	11	892

Industrial Gases – 0.9%
Praxair, Inc.	94	8,945

Internet Retail – 2.0%
Amazon.com, Inc. (A)	99	17,856

Internet Software & Services – 4.4%
Google Inc., Class A (A)	65	38,727

IT Consulting & Other Services – 3.9%
Cognizant Technology Solutions Corporation, Class A (A)	471	34,520

Life Sciences Tools & Services – 0.0%
Thermo Fisher Scientific Inc. (A)	3	183

Movies & Entertainment – 0.8%
Walt Disney Company (The)	180	6,756

Oil & Gas Equipment & Services – 8.4%
Halliburton Company	320	13,049
National Oilwell Varco, Inc.	339	22,798
Schlumberger Limited	457	38,143

		73,990

Other Diversified Financial Services – 1.3%
JPMorgan Chase & Co.	266	11,271

Personal Products – 1.4%
Estee Lauder Companies Inc. (The), Class A	157	12,662

Pharmaceuticals – 4.2%
Allergan, Inc.	535	36,731

Restaurants – 4.4%
Starbucks Corporation	810	26,035
YUM! Brands, Inc.	261	12,787

		38,822

Semiconductor Equipment – 2.0%
Lam Research Corporation (A)	342	17,683

Semiconductors – 3.5%
Broadcom Corporation, Class A	285	12,420
Microchip Technology Incorporated	540	18,470

		30,890

Soft Drinks – 0.7%
Coca-Cola Company (The)	55	3,585
PepsiCo, Inc.	40	2,600

		6,185

Specialty Chemicals – 0.4%
Ecolab Inc.	68	3,408

Systems Software – 6.7%
Oracle Corporation	1,090	34,104
VMware, Inc., Class A (A)	286	25,402

		59,506

TOTAL COMMON STOCKS – 98.7%		$874,191
(Cost: $663,275)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.5%
Corporacion Andina de Fomento, 0.230%, 1-12-11	$5,000	5,000

Master Note – 0.9%
Toyota Motor Credit Corporation, 0.154%, 1-3-11 (C)	7,577	7,577

TOTAL SHORT-TERM SECURITIES – 1.4%		$12,577
(Cost: $12,577)

TOTAL INVESTMENT SECURITIES – 100.1%		$886,768
(Cost: $675,852)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(707)

NET ASSETS – 100.0%		$886,061

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$874,191	$—	$—
Short-Term Securities	—	12,577	—
Total Investments in Securities	$874,191	$12,577	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2010.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$686,489
Gross unrealized appreciation	201,475
Gross unrealized depreciation	(1,196)
Net unrealized appreciation	$200,279

SCHEDULE OF INVESTMENTS Ivy Limited-Term Bond Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Air Freight & Logistics – 0.6%
Federal Express Corporation,
9.650%, 6–15–12	$6,005	$6,714

Airlines – 0.5%
Southwest Airlines Co.,
6.500%, 3–1–12	5,750	6,020

Asset Management & Custody Banks – 0.4%
State Street Corporation,
4.300%, 5–30–14	2,000	2,140
TIAA Global Markets, Inc.,
5.125%, 10–10–12 (A)	2,250	2,408

		4,548

Brewers – 1.0%
Anheuser-Busch InBev Worldwide Inc.:
5.375%, 11–15–14 (A)	5,500	6,060
4.125%, 1–15–15	5,000	5,266

		11,326

Broadcasting – 0.4%
NBC Universal, Inc.,
3.650%, 4–30–15 (A)	5,000	5,128

Cable & Satellite – 2.0%
Comcast Cable Communications, Inc.,
6.750%, 1–30–11	5,000	5,021
DirecTV Holdings LLC and DirecTV Financing Co.,
7.625%, 5–15–16	12,000	13,305
Time Warner Cable Inc.,
3.500%, 2–1–15	3,750	3,853

		22,179

Communications Equipment – 0.4%
Cisco Systems, Inc.,
5.250%, 2–22–11	5,000	5,031

Computer & Electronics Retail – 1.0%
Best Buy Co., Inc.,
6.750%, 7–15–13	11,030	12,201

Computer Hardware – 2.5%
Hewlett-Packard Company,
2.125%, 9–13–15	17,500	17,281
International Business Machines Corporation,
2.000%, 1–5–16	11,700	11,440

		28,721

Construction & Farm Machinery & Heavy Trucks – 0.2%
Caterpillar Inc.,
7.000%, 12–15–13	2,000	2,314

Consumer Finance – 2.5%
American Express Credit Corporation,
2.750%, 9–15–15	11,000	10,821
American Express Travel Related Services Co., Inc.,
5.250%, 11–21–11 (A)	6,000	6,192
Capital One Financial Corporation,
7.375%, 5–23–14	2,000	2,276
John Deere Capital Corporation,
2.800%, 9–18–17	12,000	11,653

		30,942

Data Processing & Outsourced Services – 1.0%
Western Union Company (The),
6.500%, 2–26–14	10,200	11,389

Diversified Banks – 1.3%
Barclays Bank plc,
2.500%, 1–23–13	5,000	5,081
U.S. Bancorp,
3.150%, 3–4–15	5,000	5,144
Wells Fargo & Company,
3.625%, 4–15–15	3,500	3,629
Wells Fargo Financial, Inc.,
5.500%, 8–1–12	1,487	1,586

		15,440

Diversified Capital Markets – 0.9%
Deutsche Bank AG,
3.450%, 3–30–15	9,900	10,143

Diversified Chemicals – 0.5%
Dow Chemical Company (The),
7.600%, 5–15–14	5,000	5,767

Diversified Metals & Mining – 0.9%
BHP Billiton Finance (USA) Limited,
5.500%, 4–1–14	4,000	4,427
Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14	5,000	6,053

		10,480

Drug Retail – 1.1%
CVS Caremark Corporation,
3.250%, 5–18–15	6,500	6,606
Walgreen Co.,
4.875%, 8–1–13	6,000	6,553

		13,159

Electric Utilities – 2.2%
Allegheny Energy, Inc.,
8.250%, 4–15–12 (A)	2,540	2,725
DPL Inc.,
6.875%, 9–1–11	10,000	10,379
Oncor Electric Delivery Company,
6.375%, 5–1–12	7,500	7,985
Southern Power Company,
6.250%, 7–15–12	4,500	4,838

		25,927

Environmental & Facilities Services – 0.4%
Waste Management, Inc.,
6.375%, 3–11–15	4,175	4,753

Food Distributors – 0.7%
Cargill, Inc.,
5.600%, 9–15–12 (A)	7,732	8,300

Health Care Services – 0.3%
Medco Health Solutions, Inc.,
2.750%, 9–15–15	3,500	3,472

Home Improvement Retail – 0.3%
Lowe’s Companies, Inc.,
5.600%, 9–15–12	3,736	4,031

Industrial Conglomerates – 1.2%
General Electric Capital Corporation,
3.750%, 11–14–14	8,000	8,270
General Electric Capital Corporation (Federal Deposit Insurance Corporation),
3.000%, 12–9–11 (B)	6,000	6,144

		14,414

Industrial Machinery – 0.6%
Illinois Tool Works Inc.,
5.150%, 4–1–14	6,500	7,170

Integrated Oil & Gas – 2.2%
Chevron Corporation,
3.950%, 3–3–14	5,000	5,338
ConocoPhillips,
4.600%, 1–15–15	5,500	5,995
Petro-Canada,
4.000%, 7–15–13	9,500	9,995
Western Oil Sands Inc.,
8.375%, 5–1–12	4,000	4,352

		25,680

Integrated Telecommunication Services – 1.1%
AT&T Inc.,
4.950%, 1–15–13	500	536
Deutsche Telekom International Finance B.V.,
4.875%, 7–8–14	4,000	4,299
Verizon New York Inc.,
6.875%, 4–1–12	7,050	7,521

		12,356

Internet Software & Services – 0.8%
British Telecommunications plc:
5.150%, 1–15–13	1,000	1,065
5.950%, 1–15–18	7,878	8,622

		9,687

Investment Banking & Brokerage – 1.8%
Goldman Sachs Group, Inc. (The):
6.875%, 1–15–11	3,500	3,506
3.700%, 8–1–15	7,000	7,132
Morgan Stanley,
4.100%, 1–26–15	10,000	10,145

		20,783

Life & Health Insurance – 1.0%
MetLife Global Funding I:
5.125%, 6–10–14 (A)	3,500	3,807
2.500%, 9–29–15 (A)	8,000	7,884

		11,691

Multi-Utilities – 0.5%
SCANA Corporation,
6.250%, 2–1–12	5,000	5,264

Oil & Gas Exploration & Production – 0.5%
EOG Resources, Inc.,
2.500%, 2–1–16	6,000	5,865

Oil & Gas Storage & Transportation – 1.8%
AGL Capital Corporation,
7.125%, 1–14–11	4,000	4,006
DCP Midstream Operating, LP,
3.250%, 10–1–15	5,500	5,410
DCP Midstream, LLC,
9.700%, 12–1–13 (A)	4,500	5,393
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5–31–14 (A)	5,633	6,080

		20,889

Other Diversified Financial Services – 2.6%
Bank of America Corporation,
6.500%, 8–1–16	5,000	5,425
Bank of America Corporation (Federal Deposit Insurance Corporation),
3.125%, 6–15–12 (B)	6,000	6,214
Citigroup Inc. (Federal Deposit Insurance Corporation),
2.875%, 12–9–11 (B)	6,000	6,138
JPMorgan Chase & Co.:
4.650%, 6–1–14	5,000	5,337
3.700%, 1–20–15	6,850	7,090

		30,204

Packaged Foods & Meats – 2.0%
General Mills, Inc.,
6.000%, 2–15–12	5,000	5,272
Kellogg Company,
6.600%, 4–1–11	8,000	8,121
Kraft Foods Inc.:
2.625%, 5–8–13	1,810	1,861
6.750%, 2–19–14	5,000	5,701
4.125%, 2–9–16	2,500	2,624

		23,579

Pharmaceuticals – 2.2%
Eli Lilly and Company,
4.200%, 3–6–14	5,775	6,191
Merck & Co., Inc.,
4.000%, 6–30–15	2,000	2,146
Novartis Capital Corporation,
4.125%, 2–10–14	2,000	2,134
Pfizer Inc.,
5.350%, 3–15–15	5,000	5,621
Roche Holdings Ltd,
5.000%, 3–1–14 (A)	4,000	4,380
Wyeth,
5.500%, 2–1–14	5,000	5,559

		26,031

Property & Casualty Insurance – 1.5%
Berkshire Hathaway Finance Corporation,
2.450%, 12–15–15	12,500	12,423
Fidelity National Financial, Inc.,
6.600%, 5–15–17	5,000	4,989

		17,412

Restaurants – 0.5%
YUM! Brands, Inc.,
4.250%, 9–15–15	5,750	6,067

Soft Drinks – 0.9%
Bottling Group, LLC,
6.950%, 3–15–14	2,000	2,318
Coca-Cola Company (The),
3.625%, 3–15–14	4,200	4,445
Coca-Cola Enterprises Inc.,
4.250%, 3–1–15	3,000	3,233

		9,996

Systems Software – 0.7%
Microsoft Corporation,
1.625%, 9–25–15	8,500	8,289

Wireless Telecommunication Service – 0.5%
America Movil, S.A.B. de C.V.,
3.625%, 3–30–15	2,800	2,879
American Tower Corporation,
4.625%, 4–1–15	3,000	3,134

		6,013

TOTAL CORPORATE DEBT SECURITIES – 43.5%		$509,375
(Cost: $488,700)

MUNICIPAL BONDS – TAXABLE
Georgia – 0.2%
Hosp Auth of Savannah, Rev Bonds, St. Joseph’s/Candler Hlth System, Inc., Ser 1998C,
6.625%, 7–1–18	1,785	1,792

Hawaii – 0.4%
Cnty of Kauai, Taxable GO Bonds, Ser 2010A:
1.955%, 8–1–13	515	523
2.498%, 8–1–14	1,240	1,265
3.335%, 8–1–16	3,100	3,183

		4,971

Nebraska – 0.6%
NE Pub Power Dist, General Rev Bonds, Ser 2008A,
5.140%, 1–1–14	6,150	6,630

Rhode Island – 0.4%
Providence Hlth & Svc Oblig Group, Direct Oblig Notes, Ser 2009A,
5.050%, 10–1–14	5,000	5,253

Utah – 0.9%
The Cent UT Wtr Conservancy Dist, Taxable Wtr Conservancy Rev Bds, Ser 2010A:
4.150%, 10–1–20	6,455	6,184
4.400%, 10–1–21	4,150	3,978

		10,162

TOTAL MUNICIPAL BONDS – TAXABLE – 2.5%		$28,808
(Cost: $28,555)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 13.0%
Federal Farm Credit Bank:
4.750%, 9–30–15	4,000	4,485
5.250%, 1–6–16	4,000	4,562
Federal Home Loan Bank:
1.750%, 12–14–12	16,000	16,316
4.375%, 9–13–13	6,000	6,531
2.375%, 3–14–14	7,000	7,229
2.875%, 9–11–15	8,000	8,253
Federal Home Loan Mortgage Corporation,
1.625%, 4–15–13	10,000	10,175
Federal National Mortgage Association:
4.000%, 1–18–13	2,500	2,503
4.375%, 7–17–13	8,000	8,669
1.125%, 9–27–13	10,500	10,482
1.500%, 6–15–15	10,000	10,102
1.450%, 6–29–15	11,000	11,116
3.000%, 6–30–15	19,000	19,424
1.250%, 8–6–15	12,000	12,037
3.100%, 10–16–15	10,000	10,316
2.000%, 12–30–15	10,000	9,770

		151,970

Mortgage-Backed Obligations – 17.1%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
4.500%, 1–15–18	2,152	2,257
4.000%, 6–15–22	3,269	3,410
4.000%, 2–15–23	5,152	5,381
5.000%, 9–15–34	4,184	4,408
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.500%, 12–15–31	1,792	1,895
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 4–1–20	2,736	2,952
4.500%, 10–1–20	3,028	3,196
4.500%, 6–15–27	6,651	6,996
4.500%, 5–15–32	7,000	7,445
6.000%, 11–1–36	1,411	1,534
Federal National Mortgage Association Agency REMIC/CMO:
4.720%, 9–20–12	4,953	5,194
4.780%, 1–25–17	3,763	3,950
5.000%, 11–25–17	8,257	8,807
5.500%, 12–25–17	6,780	7,378
4.500%, 2–25–28	1,451	1,502
5.500%, 7–15–32	4,042	4,348
5.000%, 12–15–34	5,000	5,343
4.500%, 3–25–37	7,985	8,438
5.500%, 4–25–37	5,848	6,379
4.000%, 3–25–39	3,890	4,032
4.000%, 5–25–39	11,543	11,977
3.000%, 11–25–39	11,440	11,618
4.000%, 11–25–39	10,333	10,779
4.500%, 6–25–40	10,714	11,312
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 9–1–17	7,669	8,267
4.500%, 9–1–19	7,672	8,080
5.500%, 2–1–22	7,300	7,871
6.000%, 6–1–22	4,110	4,484
5.000%, 4–1–28	4,229	4,451
5.000%, 5–1–28	994	1,046
5.000%, 6–25–32	1,934	2,014
6.000%, 7–1–38	3,296	3,586
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	4,379	4,648
4.500%, 8–20–40	13,432	14,111

		199,089

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 30.1%		$351,059
(Cost: $344,994)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 19.9%
United States Treasury Notes:
4.625%, 2–29–12	5,000	5,245
1.000%, 4–30–12	20,000	20,162
3.875%, 2–15–13	6,000	6,411
3.375%, 7–31–13	10,000	10,666
4.250%, 8–15–13	11,500	12,521
1.500%, 12–31–13	20,000	20,288
1.750%, 3–31–14	20,000	20,392
2.375%, 8–31–14	10,000	10,359
2.375%, 2–28–15	10,000	10,306
2.500%, 4–30–15	35,000	36,183
2.125%, 5–31–15	25,000	25,399
3.000%, 2–28–17	25,000	25,781
2.375%, 7–31–17	710	701
1.875%, 10–31–17	30,000	28,519

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 19.9%		$232,933
(Cost: $231,018)

SHORT-TERM SECURITIES
Commercial Paper (C) – 2.0%
Campbell Soup Co.,
0.050%, 1–3–11	10,000	10,000
Colgate-Palmolive Company,
0.140%, 1–11–11	5,000	5,000
Corporacion Andina de Fomento,
0.350%, 1–13–11	5,000	4,999
Praxair, Inc.,
0.090%, 1–3–11	2,372	2,372

		22,371

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.154%, 1–3–11 (D)	285	285

Municipal Obligations – Taxable – 1.3%
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-G (Bank of America, N.A.),
0.340%, 1–3–11 (D)	11,000	11,000
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (Air Products and Chemicals, Inc.),
1.500%, 1–3–11 (D)	4,350	4,350

		15,350

TOTAL SHORT-TERM SECURITIES – 3.3%		$38,006
(Cost: $38,006)

TOTAL INVESTMENT SECURITIES – 99.3%		$1,160,181
(Cost: $1,131,273)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		7,942

NET ASSETS – 100.0%		$1,168,123

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$509,375	$—
Municipal Bonds	—	28,808	—
United States Government Agency Obligations	—	351,059	—
United States Government Obligations	—	232,933	—
Short-Term Securities	—	38,006	—
Total Investments in Securities	$—	$1,160,181	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

United State Government Agency Obligations
Beginning Balance 4-1-10	$9,984
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	(9,984)
Ending Balance 12-31-10	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12–31–10	$—

Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $58,357 or 5.0% of net assets.

(B)	Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security’s maturity date or December 31, 2012.

(C)	Rate shown is the yield to maturity at December 31, 2010.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,131,290

Gross unrealized appreciation	32,980
Gross unrealized depreciation	(4,089)
Net unrealized appreciation	$28,891

SCHEDULE OF INVESTMENTS Ivy Managed European/Pacific Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy European Opportunities Fund, Class I	749	$18,154
Ivy Pacific Opportunities Fund, Class I (A)	4,202	71,981

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$90,135
(Cost: $70,468)

SHORT-TERM SECURITIES – 0.1%	Principal
Master Note
Toyota Motor Credit Corporation, 0.154%, 1–3–11 (B)	$85	$85

(Cost: $85)

TOTAL INVESTMENT SECURITIES – 100.1%		$90,220
(Cost: $70,553)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(85)

NET ASSETS – 100.0%		$90,135

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$90,135	$—	$—
Short-Term Securities	—	85	—
Total Investments in Securities	$90,135	$85	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$80,598
Gross unrealized appreciation	9,622
Gross unrealized depreciation	—
Net unrealized appreciation	$9,622

SCHEDULE OF INVESTMENTS Ivy Managed International Opportunities Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy European Opportunities Fund, Class I	799	$19,369
Ivy International Balanced Fund, Class I	2,453	36,557
Ivy International Core Equity Fund, Class I	2,289	38,115
Ivy International Growth Fund, Class I	587	19,055
Ivy Pacific Opportunities Fund, Class I (A)	4,192	71,801

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$184,897
(Cost: $157,324)

SHORT-TERM SECURITIES – 0.2%	Principal
Master Note
Toyota Motor Credit Corporation, 0.154%, 1–3–11 (B)	$395	$395

(Cost: $395)

TOTAL INVESTMENT SECURITIES – 100.1%		$185,292
(Cost: $157,719)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(234)

NET ASSETS – 100.0%		$185,058

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$184,897	$—	$—
Short-Term Securities	—	395	—
Total Investments in Securities	$184,897	$395	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$168,967

Gross unrealized appreciation	19,373
Gross unrealized depreciation	(3,048)
Net unrealized appreciation	$16,325

SCHEDULE OF INVESTMENTS
Ivy Micro Cap Growth Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 2.0%
MDC Partners Inc., Class A	53	$907
ReachLocal, Inc. (A)	30	591

		1,498

Aerospace & Defense – 1.2%
Global Defense Technology & Systems, Inc. (A)	54	917

Air Freight & Logistics – 0.4%
Pacer International, Inc. (A)	49	332

Apparel Retail – 0.4%
Citi Trends Inc. (A)	13	327

Apparel, Accessories & Luxury Goods – 1.4%
China Xiniya Fashion Limited, ADR (A)	51	465
Volcom, Inc.	32	604

		1,069

Application Software – 7.6%
ClickSoftware Technologies Ltd. (A)	32	248
Motricity, Inc. (A)	38	709
NetScout Systems, Inc. (A)	57	1,309
OPNET Technologies, Inc.	43	1,159
RealPage, Inc. (A)	46	1,417
SciQuest, Inc. (A)	29	380
Ultimate Software Group, Inc. (The) (A)	12	584

		5,806

Automotive Retail – 0.6%
Lentuo International Inc., ADR (A)	65	455

Biotechnology – 3.3%
Dyax Corp. (A)	80	171
Idenix Pharmaceuticals, Inc. (A)	74	373
Nanosphere, Inc. (A)	77	334
NuPathe Inc. (A)	57	515
Pharmasset, Inc. (A)	25	1,094

		2,487

Broadcasting – 1.2%
Global Traffic Network, Inc. (A)	99	919

Coal & Consumable Fuels – 0.6%
Sino Clean Energy Inc. (A)	74	490

Communications Equipment – 2.8%
Blue Coat Systems, Inc. (A)	27	792
Ixia (A)	53	883
Meru Networks, Inc. (A)	30	460

		2,135

Construction & Farm Machinery & Heavy Trucks – 4.3%
Commercial Vehicle Group, Inc. (A)	50	804
Wabash National Corporation (A)	80	953
Westport Innovations Inc. (A)	81	1,501

		3,258

Consumer Electronics – 0.5%
SGOCO Technology Ltd. (A)	75	375

Data Processing & Outsourced Services – 2.1%
HiSoft Technology International Limited, ADR (A)	12	371
SPS Commerce, Inc. (A)	79	1,252

		1,623

Distillers & Vintners – 0.5%
China New Borun Corporation, ADR (A)	35	368

Education Services – 4.9%
ChinaCast Education Corporation (A)	91	709
Global Education & Technology Group Limited, ADR (A)	53	499
Grand Canyon Education, Inc. (A)	64	1,255
National American University Holdings, Inc.	59	432
TAL Education Group, ADR (A)	54	868

		3,763

Electrical Components & Equipment – 0.4%
China Electric Motor, Inc. (A)	66	300

Electronic Components – 0.7%
Universal Display Corporation (A)	17	506

Electronic Equipment & Instruments – 0.9%
FARO Technologies, Inc. (A)	20	663

Electronic Manufacturing Services – 2.3%
Fabrinet (A)	23	492
Maxwell Technologies, Inc. (A)	22	421
Mercury Computer Systems, Inc. (A)	45	824

		1,737

Fertilizers & Agricultural Chemicals – 0.9%
Yongye Biotechnology International, Inc. (A)	76	642

Food Retail – 0.9%
Fresh Market, Inc. (The) (A)	12	490
QKL Stores Inc. (A)	57	203

		693

General Merchandise Stores – 1.2%
Gordmans Stores, Inc. (A)	55	929

Health Care Equipment – 3.2%
ABIOMED, Inc. (A)	63	604
Quidel Corporation (A)	39	566
Spectranetics Corporation (The) (A)	142	731
Synovis Life Technologies, Inc. (A)	35	565

		2,466

Health Care Services – 1.1%
ExamWorks Group, Inc. (A)	46	854

Health Care Supplies – 0.5%
Rochester Medical Corporation (A)	37	399

Health Care Technology – 0.6%
Omnicell, Inc. (A)	34	494

Home Furnishings – 0.8%
Kid Brands, Inc. (A)	70	598

Household Appliances – 0.7%
Deer Consumer Products, Inc. (A)	49	552

Industrial Machinery – 0.9%
Shengkai Innovations, Inc. (A)	114	656

Internet Software & Services – 10.6%
Constant Contact, Inc. (A)	27	849
Envestnet, Inc. (A)	46	783
IntraLinks Holdings, Inc. (A)	90	1,690
KIT digital, Inc. (A)	128	2,055
Liquidity Services, Inc. (A)	37	525
MediaMind Technologies Inc. (A)	64	882
Terremark Worldwide, Inc. (A)	61	791
Vocus, Inc. (A)	21	570

		8,145

IT Consulting & Other Services – 0.6%
Camelot Information Systems Inc., ADR (A)	21	490

Life Sciences Tools & Services – 0.7%
Bruker Corporation (A)	34	566

Managed Health Care – 0.7%
Molina Healthcare, Inc. (A)	19	518

Movies & Entertainment – 1.9%
Rentrak Corporation (A)	48	1,439

Multi-Line Insurance – 0.8%
Fortegra Financial Corporation (A)	59	656

Oil & Gas Drilling – 0.8%
Pioneer Drilling Company (A)	72	635

Oil & Gas Equipment & Services – 5.2%
Basic Energy Services, Inc. (A)	58	948
Natural Gas Services Group, Inc. (A)	33	615
RigNet, Inc. (A)	50	685
T-3 Energy Services, Inc. (A)	42	1,680

		3,928

Oil & Gas Refining & Marketing – 1.1%
China Integrated Energy, Inc. (A)	114	836

Pharmaceuticals – 5.5%
BioMimetic Therapeutics, Inc. (A)	62	784
Obagi Medical Products, Inc. (A)	87	1,005
Questcor Pharmaceuticals, Inc. (A)	133	1,957
SuperGen, Inc. (A)	161	422

		4,168

Research & Consulting Services – 1.0%
Mistras Group, Inc. (A)	56	754

Restaurants – 3.2%
BJ’s Restaurants, Inc. (A)	27	941
California Pizza Kitchen, Inc. (A)	24	416
Country Style Cooking Restaurant Chain Co., Ltd., ADR (A)	12	274
McCormick & Schmick’s Seafood Restaurants, Inc. (A)	32	288
Red Robin Gourmet Burgers, Inc. (A)	24	522

		2,441

Semiconductor Equipment – 1.6%
Nanometrics Incorporated (A)	50	636
Rubicon Technology, Inc. (A)	26	557

		1,193

Semiconductors – 4.1%
Diodes Incorporated (A)	21	553
Inphi Corporation (A)	19	378
Mellanox Technologies, Ltd. (A)	25	654
O2Micro International Limited (A)	73	449
Pericom Semiconductor Corporation (A)	56	618
RDA Microelectronics, Inc. - ADR (A)	32	461

		3,113

Soft Drinks – 0.9%
Primo Water Corporation (A)	49	702

Specialized Finance – 0.7%
GAIN Capital Holdings, Inc. (A)	57	523

Steel – 0.3%
China Gerui Advanced Materials Group Limited (A)	45	266

Systems Software – 1.8%
CommVault Systems, Inc. (A)	27	781
Radiant Systems, Inc. (A)	31	611

		1,392

Trading Companies & Distributors – 2.4%
CAI International, Inc. (A)	36	710
DXP Enterprises, Inc. (A)	49	1,164

		1,874

Trucking – 4.2%
Celadon Group, Inc. (A)	65	963
Marten Transport, Ltd.	48	1,035
Roadrunner Transportation Systems, Inc. (A)	45	656
Vitran Corporation Inc., Class A (A)	44	572

		3,226

TOTAL COMMON STOCKS – 97.0%		$74,176
(Cost: $58,661)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 2.8%
Praxair, Inc.,
0.090%, 1–3–11	$2,172	2,172

Master Note – 4.3%
Toyota Motor Credit Corporation,
0.154%, 1–3–11 (C)	3,279	3,279

TOTAL SHORT-TERM SECURITIES – 7.1%		$5,451
(Cost: $5,451)

TOTAL INVESTMENT SECURITIES – 104.1%		$79,627
(Cost: $64,112)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (4.1%)		(3,111)

NET ASSETS – 100.0%		$76,516

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$74,176	$—	$—
Short-Term Securities	—	5,451	—
Total Investments in Securities	$74,176	$5,451	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2010.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$64,684

Gross unrealized appreciation	15,723
Gross unrealized depreciation	(780)
Net unrealized appreciation	$14,943

SCHEDULE OF INVESTMENTS
Ivy Mid Cap Growth Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 2.6%
C.H. Robinson Worldwide, Inc.	68	$5,482
Expeditors International of Washington, Inc.	158	8,610

		14,092

Apparel Retail – 1.6%
Urban Outfitters, Inc. (A)	238	8,507

Apparel, Accessories & Luxury Goods – 2.9%
Columbia Sportswear Company	97	5,846
lululemon athletica inc. (A)	140	9,550

		15,396

Application Software – 4.5%
ANSYS, Inc. (A)	140	7,283
salesforce.com, inc. (A)	26	3,452
Solera Holdings, Inc.	141	7,228
SuccessFactors, Inc. (A)	224	6,493

		24,456

Auto Parts & Equipment – 2.9%
BorgWarner Inc. (A)	151	10,951
Gentex Corporation	156	4,602

		15,553

Communications Equipment – 0.6%
Acme Packet, Inc. (A)	59	3,158

Computer Storage & Peripherals – 1.8%
NetApp, Inc. (A)	177	9,706

Construction & Engineering – 2.2%
Quanta Services, Inc. (A)	606	12,064

Consumer Electronics – 1.5%
Harman International Industries, Incorporated (A)	179	8,290

Consumer Finance – 1.8%
Discover Financial Services	515	9,550

Data Processing & Outsourced Services – 2.9%
Paychex, Inc.	506	15,625

Department Stores – 1.0%
Nordstrom, Inc.	125	5,300

Distillers & Vintners – 1.8%
Brown-Forman Corporation, Class B	136	9,470

Electrical Components & Equipment – 1.8%
Cooper Industries, Ltd., Class A	86	5,015
Roper Industries, Inc.	62	4,762

		9,777

Environmental & Facilities Services – 1.0%
Stericycle, Inc. (A)	63	5,134

Food Retail – 2.6%
Whole Foods Market, Inc.	277	14,026

Health Care Distributors – 1.3%
Henry Schein, Inc. (A)	117	7,167

Health Care Equipment – 6.1%
Hospira, Inc. (A)	192	10,667
IDEXX Laboratories, Inc. (A)	84	5,804
Intuitive Surgical, Inc. (A)(B)	12	3,093
Varian Medical Systems, Inc. (A)	194	13,413

		32,977

Health Care Services – 0.8%
Accretive Health, Inc. (A)	250	4,056

Health Care Technology – 1.2%
Cerner Corporation (A)	71	6,731

Homefurnishing Retail – 1.3%
Williams-Sonoma, Inc.	192	6,858

Hotels, Resorts & Cruise Lines – 2.9%
Starwood Hotels & Resorts Worldwide, Inc.	127	7,728
Wyndham Worldwide Corporation	272	8,142

		15,870

Human Resource & Employment Services – 1.4%
Manpower Inc.	119	7,459

Industrial Machinery – 4.3%
Donaldson Company, Inc.	111	6,495
IDEX Corporation	265	10,353
Kaydon Corporation	158	6,440

		23,288

Insurance Brokers – 1.6%
Arthur J. Gallagher & Co.	290	8,420

Internet Retail – 1.0%
Netflix, Inc. (A)	31	5,385

Internet Software & Services – 0.9%
DealerTrack Holdings, Inc. (A)	229	4,595

Investment Banking & Brokerage – 1.8%
Greenhill & Co., Inc.	119	9,720

Life Sciences Tools & Services – 0.6%
TECHNE Corporation	46	3,018

Mortgage REITs – 1.0%
First Republic Bank (A)	182	5,304

Oil & Gas Drilling – 1.7%
Patterson-UTI Energy, Inc.	429	9,246

Oil & Gas Equipment & Services – 2.0%
Dresser-Rand Group Inc. (A)	250	10,630

Oil & Gas Exploration & Production – 3.5%
Continental Resources, Inc. (A)	78	4,590
Noble Energy, Inc.	77	6,615
Ultra Petroleum Corp. (A)	158	7,551

		18,756

Personal Products – 1.7%
Mead Johnson Nutrition Company	149	9,288

Pharmaceuticals – 1.5%
Allergan, Inc.	118	8,127

Publishing – 2.0%
Meredith Corporation	319	11,041

Real Estate Management & Development – 1.9%
CB Richard Ellis Group, Inc., Class A (A)	539	11,036

Regional Banks – 3.3%
Signature Bank (A)	201	10,048
TCF Financial Corporation	545	8,072

		18,120

Restaurants – 1.3%
Chipotle Mexican Grill, Inc., Class A (A)	34	7,252

Semiconductor Equipment – 1.8%
Lam Research Corporation (A)	193	9,970

Semiconductors – 5.1%
Linear Technology Corporation	222	7,689
Microchip Technology Incorporated	452	15,446
Semtech Corporation (A)	195	4,415

		27,550

Specialized Finance – 0.9%
CME Group Inc.	15	4,698

Specialty Chemicals – 2.0%
RPM International Inc.	485	10,709

Specialty Stores – 1.7%
PetSmart, Inc.	235	9,368

Thrifts & Mortgage Finance – 1.5%
Hudson City Bancorp, Inc.	620	7,892

Trading Companies & Distributors – 2.8%
Fastenal Company	251	15,028

TOTAL COMMON STOCKS – 94.4%		$509,663
(Cost: $394,415)

PUT OPTIONS	Number of Contracts
iShares Russell 2000 Index, Jan $77.00, Expires 1–24–11	4	427
Powershares QQQ Nasdaq 100, Jan $53.00, Expires 1–24–11	4	148
S&P Mid Cap 400 SPDR Trust Series 1, Jan $161.00, Expires 1–24–11	5	861

TOTAL PUT OPTIONS – 0.3%		$1,436
(Cost: $1,453)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 4.5%
AT&T Inc., 0.120%, 1–3–11	$4,368	4,368
Bank of Nova Scotia, 0.190%, 1–28–11	5,000	4,999
Colgate-Palmolive Company, 0.140%, 1–11–11	5,000	5,000
Corporacion Andina de Fomento, 0.230%, 1–12–11	5,000	5,000
PACCAR Financial Corp., 0.190%, 1–27–11	5,000	4,999

		24,366

Master Note – 1.9%
Toyota Motor Credit Corporation, 0.154%, 1–3–11 (D)	10,197	10,197

Municipal Obligations - Taxable – 0.3%
NY Hsng Fin Agy, Archstone Westbury Hsng Rev Bonds, Ser A (Bank of America, N.A.), 0.360%, 1–3–11 (D)	1,800	1,800

TOTAL SHORT-TERM SECURITIES – 6.7%		$36,363
(Cost: $36,363)

TOTAL INVESTMENT SECURITIES – 101.4%		$547,462
(Cost: $432,231)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.4%)		(7,693)

NET ASSETS – 100.0%		$539,769

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$509,663	$—	$—
Put Options	575	861	—
Short-Term Securities	—	36,363	—
Total Investments in Securities	$510,238	$37,224	$—
Liabilities
Written Options	$7	$1,008	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Written Options
Beginning Balance 4-1-10	$(192)
Net realized gain (loss)	(302)
Net unrealized appreciation (depreciation)	139
Purchases	—
Sales	355
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Ending Balance 12-31-10	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-10	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities serve as cover or collateral for the following written options outstanding at December 31, 2010:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value
Whole Foods Market, Inc.	UBS Securities LLC	2	January 2011	$45.00	$513	$(1,008)

Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value
Intuitive Surgical, Inc.	Goldman, Sachs & Company	—*	January 2011	$220.00	$28	$(7)

*	Not shown due to rounding.

(C)	Rate shown is the yield to maturity at December 31, 2010.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$433,012

Gross unrealized appreciation	115,586
Gross unrealized depreciation	(1,136)
Net unrealized appreciation	$114,450

SCHEDULE OF INVESTMENTS Ivy Money Market Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Commercial Paper (A)
Axis Bank Limited, 0.620%, 4–19–11	$2,150	$2,146
Bank of Nova Scotia, 0.190%, 1–28–11	5,000	4,999
Corporacion Andina de Fomento: 0.190%, 1–4–11	6,500	6,500
0.780%, 12–7–11	4,000	3,970
John Deere Credit Limited (John Deere Capital Corporation): 0.230%, 1–10–11	4,000	4,000
0.230%, 1–14–11	1,500	1,500
0.220%, 1–18–11	1,000	1,000
0.240%, 1–20–11	3,000	2,999
0.240%, 1–21–11	1,500	1,500
Nokia Corp.: 0.230%, 1–18–11	6,000	5,999
0.230%, 1–19–11	4,500	4,500
PacifiCorp, 0.180%, 1–3–11	336	336
Panasonic Finance America, Inc.: 0.370%, 1–13–11	3,000	3,000
0.430%, 2–14–11	5,500	5,497
Sara Lee Corporation, 0.170%, 1–3–11	550	550
Sonoco Products Co., 0.200%, 1–3–11	1,000	1,000
Wisconsin Electric Power Co., 0.190%, 1–6–11	2,608	2,608

Total Commercial Paper – 24.2%		52,104
Commercial Paper (backed by irrevocable bank letter of credit) (A)
COFCO Capital Corp. (Rabobank Nederland): 0.260%, 1–20–11	4,050	4,049
0.260%, 1–25–11	7,375	7,374
ICICI Bank Limited (Bank of America, N.A.), 0.440%, 3–14–11	3,000	2,997
River Fuel Company #2, Inc. (Bank of New York (The)), 0.260%, 1–31–11	3,500	3,499
River Fuel Trust #1 (Bank of New York (The)), 0.290%, 1–31–11	754	754

Total Commercial Paper (backed by irrevocable bank letter of credit) – 8.7%		18,673
Notes
American Honda Finance Corp., 2.800%, 3–2–11 (B)	600	606
Bank of America Corporation, 5.375%, 8–15–11	1,450	1,491
Bank of America, N.A., 0.588%, 1–24–11 (B)	4,900	4,900
BellSouth Corporation, 4.295%, 4–26–11 (C)	5,200	5,260
Citigroup Inc.: 6.500%, 1–18–11	3,280	3,288
0.374%, 2–18–11 (B)	2,516	2,510
5.100%, 9–29–11	2,650	2,730
Countrywide Home Loans Inc. (Bank of America), 4.000%, 3–22–11	3,000	3,023
General Electric Capital Corporation, 0.464%, 2–22–11 (B)	1,450	1,452

IBM International Group Capital LLC (International Business Machines Corporation), 0.548%, 2–28–11 (B)	1,500	1,500
Kimberly–Clark Corporation, 4.428%, 12–19–11	3,000	3,107
Rabobank Nederland: 0.264%, 1–10–11 (B)	2,753	2,753
0.354%, 2–16–11 (B)	1,500	1,500
Royal Bank of Scotland plc (The), 0.731%, 1–28–11 (B)	7,200	7,200
Toyota Motor Credit Corporation, 0.440%, 3–14–11 (B)	5,000	5,000
Washington Mutual Finance Corp. (Citigroup), 6.875%, 5–15–11	1,160	1,185

Total Notes – 22.0%		47,505
Notes (backed by irrevocable bank letter of credit)
Conestoga Wood Specialties Corp, Var Rate Demand Rev Bonds, Ser 2000 (Wachovia Bank, N.A.), 0.340%, 1–3–11 (B)	1,405	1,405
The Academy of the New Church, Taxable Var Rate Demand Bonds, Ser 2008 (Wachovia Bank, N.A.), 0.290%, 1–3–11 (B)	2,200	2,200
Trap Rock Industries, Inc., Taxable Var Demand Bonds, Ser 2005 (Wachovia Bank, N.A.), 0.290%, 1–3–11 (B)	1,695	1,695

Total Notes (backed by irrevocable bank letter of credit) – 2.5%		5,300

TOTAL CORPORATE OBLIGATIONS – 57.4%		$123,582
(Cost: $123,582)

MUNICIPAL OBLIGATIONS
California – 3.1%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (Bank of America, N.A.), 0.310%, 1–3–11 (B)	2,115	2,115
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (JPMorgan Chase Bank, N.A.), 0.290%, 1–3–11 (B)	2,502	2,502
Cnty of Santa Clara, Teeter Plan Oblig, Commercial Paper Notes, Ser A (JPMorgan Chase Bank, N.A.), 0.280%, 1–3–11	2,000	2,000

		6,617

Colorado – 2.6%
Castle Rock, CO, Var Rate Cert of Participation, Ser 2008 (Wells Fargo Bank, N.A.), 0.400%, 1–3–11 (B)	4,070	4,070
CO Hlth Fac Auth, Var Rate Rev Bonds (Exempla, Inc.), Ser 2009A (U.S. Bank, N.A.), 0.270%, 1–5–11 (B)	1,000	1,000

Exempla General Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02–01, Spl Assmt Var Rate Rev Rfdg and Impvt Bonds, Ser 2002 (Wells Fargo Bank, N.A.), 0.330%, 1–3–11 (B)	475	475

		5,545

Florida – 4.2%
City of Cape Coral, Florida (Bank of America, N.A.), 0.320%, 1–5–11	3,500	3,500
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (Bank of America, N.A.), 0.330%, 1–3–11 (B)	2,000	2,000
Pinellas Cnty Edu Fac Auth, Rfdg Prog Rev Bonds (Pooled Independent Higher Edu Institutions Loan Prog), Ser 1985 (Wachovia Bank, N.A.), 0.330%, 1–6–11	3,600	3,600

		9,100

Georgia – 5.2%
Muni Elec Auth of GA, 0.320%, 2–9–11	11,073	11,073

Illinois – 1.2%
IL Fin Auth (Loyola Univ of Chicago Fin Prog), Commercial Paper Rev Notes, 0.260%, 2–2–11	1,800	1,800
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (JPMorgan Chase Bank, N.A.), 0.310%, 1–3–11 (B)	700	700

		2,500

Indiana – 2.3%
IN Fin Auth, Hlth Sys Rev Bonds (Sisters of St. Francis Hlth Svcs, Inc. Oblig Group), Ser 2009H (JPMorgan Chase Bank, N.A.), 0.310%, 1–3–11 (B)	5,000	5,000

Louisiana – 3.5%
LA Pub Fac Auth, Var Rate Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (Bank of New York Mellon Trust Company, N.A. (The)), 1.750%, 1–3–11 (B)	1,100	1,100
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B–1 (Bank of New York (The)), 0.280%, 1–5–11 (B)	2,000	2,000
Parish of St. Bernard, LA, Exempt Fac Var Rate Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (Exxon Mobil Corporation), 0.270%, 1–3–11 (B)	4,500	4,500

		7,600

Maryland – 0.9%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (Wachovia Bank, N.A.), 0.290%, 1–3–11 (B)	1,985	1,985

Mississippi – 6.4%
MS Bus Fin Corp, Adj Mode Indl Dev Rev Bonds (Belk, Inc. Proj), Ser 2005 (Wachovia Bank, N.A.), 0.290%, 1–3–11 (B)	4,925	4,925
MS Bus Fin Corp, Gulf Opp Zone Indl Dev Var Rate Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (Chevron Corporation), 0.280%, 1–3–11 (B)	5,500	5,500

MS Business Fin Corp, Gulf Opportunity Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj) (Chevron Corporation), 0.280%, 1–3–11 (B)	3,400	3,400

		13,825

Missouri – 0.5%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (JPMorgan Chase & Co.), 0.410%, 1–3–11 (B)	975	975

New York – 2.8%
NY Hsng Fin Agy, Related-Caroline Apartments Hsng Rev Bonds, Ser 2008A (Federal Home Loan Mortgage Corporation), 0.360%, 1–3–11 (B)	2,000	2,000
NYC Indl Dev Agy, Var Rate Demand Civic Fac Rfdg and Impvt Rev Bonds (Touro College Proj), Ser 2007 (JPMorgan Chase Bank, N.A.), 0.320%, 1–3–11 (B)	4,000	4,000

		6,000

Texas – 1.4%
Harris Cnty Hosp Dist, Sr Lien Rfdg Var Rate Rev Bonds, Ser 2010 (JPMorgan Chase Bank, N.A.), 0.340%, 1–3–11 (B)	2,000	2,000
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (Air Products and Chemicals, Inc.), 1.500%, 1–3–11 (B)	1,100	1,100

		3,100

Virginia – 1.4%
Peninsula Ports Auth of VA, Coal Terminal Rev Rfdg Bonds (Dominion Terminal Associates Proj), Ser 1987–A (U.S. Bank, N.A.), 0.300%, 1–5–11	3,000	3,000

Wisconsin – 2.0%
Ladysmith, WI, Var Rate Demand Indl Dev Rev Bonds (Indeck Ladysmith, LLC Proj), Ser 2009A (Wells Fargo Bank, N.A.), 0.340%, 1–3–11 (B)	3,500	3,500
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (JPMorgan Chase Bank, N.A.), 0.330%, 1–3–11 (B)	770	770

		4,270

Wyoming – 1.5%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bds (Chevron U.S.A. Inc. Proj), Ser 1992 (Chevron Corporation), 0.280%, 1–3–11 (B)	3,250	3,250

TOTAL MUNICIPAL OBLIGATIONS – 39.0%		$83,840
(Cost: $83,840)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Defeased Loan Trust 2010–2, 1.040%, 8–13–11	2,129	2,128
Overseas Private Investment Corporation: 0.320%, 3–15–11 (B)	1,860	1,860
0.320%, 5–15–11 (B)	1,980	1,980

Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations), 0.552%, 4–15–11 (B)	1,723	1,723

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 3.6%		$7,691
(Cost: $7,691)

TOTAL INVESTMENT SECURITIES – 100.0%		$215,113
(Cost: $215,113)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		103

NET ASSETS – 100.0%		$215,216

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$123,582	$—
Municipal Obligations	—	83,840	—
United States Government Agency Obligations	—	7,691	—
Total Investments in Securities	$—	$215,113	$—

(A)	Rate shown is the yield to maturity at December 31, 2010.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$215,113
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Ivy Mortgage Securities Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Asset-Backed Security – 3.7%
BankAmerica Manufactured Housing Contract Trust,
7.800%, 10–10–26	$317	$320
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.800%, 12–15–35 (A)(B)	1,265	1,088
Green Tree Financial Corporation,
8.300%, 11–15–19	164	167
Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1–15–35	643	674
Origen Manufactured Housing Contract Trust 2004-B,
4.750%, 8–15–21	586	591
Origen Manufactured Housing Contract Trust 2005-B:
5.605%, 5–15–22	360	373
5.910%, 1–15–37	700	710

		3,923

CMBS Other – 4.3%
Carey Commercial Mortgage Trust Series 2002-1,
5.970%, 9–20–19 (A)	83	84
Commercial Mortgage Asset Trust,
7.800%, 11–17–32 (B)	1,000	1,094
Commercial Mortgage Asset Trust, Commercial Mortgage Pass-Through Certificates, Series 1999-C1,
6.640%, 1–17–32	92	92
GMAC Commercial Mortgage Securities,
5.940%, 7–1–13 (A)	14	11
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11–11–38 (A)	1,898	920
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2005-LDP2,
4.625%, 3–15–46	100	102
Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2003-Key1,
4.893%, 11–12–35	204	210
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
1.150%, 11–28–35 (A)(B)(C)	6,371	70
5.880%, 11–28–35 (A)(B)	340	83
5.880%, 11–28–35 (A)(B)	680	39
Multi Security Asset Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-RR4,
5.000%, 11–28–35 (A)	2,000	1,845

		4,550

Other Mortgage-Backed Securities – 11.2%
Aames Mortgage Trust 2001-4,
6.650%, 1–25–32 (B)	386	225
ABFS Mortgage Loan Trust 2001-2,
7.490%, 12–25–31 (B)	695	356
Asset Securitization Corporation:
1.452%, 10–13–26 (A)(B)(C)	2,759	21
8.621%, 8–13–29 (B)(C)	740	84
Banc of America Alternative Loan Trust 2005-6,
6.000%, 7–25–35	660	414

Banc of America Alternative Loan Trust 2006-4,
6.206%, 5–25–46 (B)	67	—	*
Banc of America Mortgage 2007-1 Trust,
6.000%, 3–25–37	3,452	108
Banc of America Mortgage Alternative Loan Trust 2003-5,
5.500%, 7–25–33	1,083	200
Banc of America Mortgage Trust 2003-9,
5.500%, 12–25–33	637	318
Banc of America Mortgage Trust 2004-2,
5.000%, 3–25–19	203	140
Banc of America Mortgage Trust 2004-3:
4.875%, 4–25–19	261	173
4.875%, 4–25–19	140	74
BlackRock Capital Finance,
7.750%, 9–25–26 (A)	438	110
C-Bass 2006-MH1 Trust,
5.970%, 10–25–36 (A)(B)	1,227	1,288
Collateralized Mortgage Obligation Trust,
5.000%, 7–1–18	17	17
First Horizon Mortgage Pass-Through Trust 2003-8,
5.135%, 10–25–33 (B)	258	82
First Horizon Mortgage Pass-Through Trust 2007-4, 5.500%, 8–25–22	464	346
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.250%, 4–25–32	578	441
5.405%, 4–25–32 (B)	900	399
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.250%, 11–25–32 (A)	759	591
5.250%, 11–25–32 (A)	354	281
Impac CMB Trust Series 2003-2F,
7.000%, 1–25–33 (B)	445	202
J.P. Morgan Mortgage Trust 2004-A3,
4.295%, 7–25–34 (B)	426	321
J.P. Morgan Mortgage Trust 2006-A2:
2.973%, 11–25–33 (B)	506	472
2.955%, 8–25–34 (B)	1,963	1,128
J.P. Morgan Mortgage Trust 2006-S3,
6.187%, 8–25–36	29	—	*
J.P. Morgan Mortgage Trust 2007-A1,
3.726%, 7–25–35 (B)	2,102	72
Morgan Stanley Capital I Trust 2004-TOP15,
4.690%, 6–13–41	137	137
Prudential Home Mortgage Securities:
6.730%, 4–28–24 (A)(B)	1	1
7.915%, 9–28–24 (A)(B)	5	3
RAMP Series 2005-RS1 Trust,
5.145%, 1–25–35 (B)	1,013	356
RASC Series 2003-KS10 Trust,
6.410%, 12–25–33	204	45
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
1.663%, 9–10–35 (A)(B)	615	467
RFMSI Series 2004-S5 Trust:
4.500%, 5–25–19	220	177
4.500%, 5–25–19	110	81
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
7.750%, 12–25–30 (B)	844	305
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.400%, 11–25–35 (B)	1,575	231

Structured Asset Mortgage Investments, Inc.:
4.780%, 5–2–30 (B)	10		6
4.780%, 5–2–30 (B)	5		3
Structured Asset Securities Corporation:
6.290%, 11–25–32 (B)	221		157
5.250%, 8–25–33	401		204
6.000%, 6–25–34 (B)	2,019		767
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-MS11 Trust,
5.599%, 12–25–32 (B)	644		427
Wells Fargo Alternative Loan 2007-PA3 Trust,
5.750%, 7–25–37	1,001		135
Wells Fargo Mortgage Backed Securities 2003-2 Trust,
5.250%, 2–25–18 (A)	142		101
Wells Fargo Mortgage Backed Securities 2003-9 Trust,
5.250%, 8–25–33 (A)	819		396

			11,862

Other Non-Agency REMIC/CMO – 0.2%
Banco Hipotecario Nacional:
7.916%, 7–25–09 (A)	23		—	*
1.711%, 3–25–11 (A)	10		—	*
7.540%, 5–31–17 (A)	—	*	—	*
Bear Stearns Mortgage Securities Inc.,
8.000%, 11–25–29	264		246

			246

TOTAL CORPORATE DEBT SECURITIES – 19.4%			$20,581
(Cost: $39,630)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.4%
Federal National Mortgage Association,
5.500%, 2–1–35	420		452

Mortgage-Backed Obligations – 74.8%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 12–1–17	337		368
5.500%, 9–1–19	478		515
3.342%, 12–25–19	983		998
5.000%, 4–1–23	1,774		1,892
5.000%, 5–1–29	269		282
5.300%, 1–15–33	206		219
5.500%, 5–1–34	1,319		1,431
6.500%, 5–1–34	418		468
5.500%, 10–1–34	571		617
5.000%, 8–1–35	507		534
5.000%, 12–1–35	361		380
6.500%, 7–1–36	474		530
7.000%, 12–1–37	331		374
4.500%, 1–1–38 TBA	5,800		5,942
4.000%, 1–1–39 TBA	745		740
5.500%, 2–1–39	1,613		1,731
5.000%, 11–1–39	463		491
5.000%, 1–1–40	2,724		2,884
5.000%, 3–1–40	469		498
5.000%, 4–1–40	961		1,013
4.000%, 10–1–40	499		496
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 1–1–18	181		198
5.500%, 2–1–18	200		219
5.000%, 5–1–18	674		728
5.000%, 10–1–18	614		659
5.500%, 9–1–19	151		163
4.500%, 1–1–20 TBA	2,700		2,830
6.000%, 8–1–23	693		760
5.500%, 2–1–24	270		292
3.500%, 1–1–25 TBA	500		503
4.500%, 4–1–25	865		909
6.000%, 8–1–29	213		234
7.000%, 11–1–31	131		150
6.500%, 2–1–32	268		302
7.000%, 2–1–32	147		167

7.000%, 3–1–32	212	242
6.500%, 4–1–32	43	48
6.500%, 5–1–32	135	152
6.000%, 9–1–32	93	102
6.500%, 9–1–32	48	54
6.000%, 10–1–32	1,167	1,291
6.500%, 10–1–32	43	48
6.000%, 11–1–32	741	817
6.000%, 3–1–33	1,373	1,516
5.500%, 4–1–33	1,031	1,114
5.500%, 4–1–33	543	584
5.500%, 5–1–33	609	656
5.500%, 5–1–33	425	459
6.000%, 6–1–33	1,429	1,574
6.500%, 8–1–33	32	37
6.000%, 10–1–33	193	215
6.000%, 12–1–33	307	341
5.500%, 1–1–34	452	487
5.500%, 1–1–34	361	389
5.000%, 3–1–34	185	195
5.500%, 4–1–34	290	312
5.000%, 5–1–34	98	103
6.000%, 8–1–34	351	387
5.500%, 9–1–34	683	741
6.000%, 9–1–34	415	455
6.500%, 9–1–34	596	668
5.500%, 11–1–34	390	420
6.000%, 11–1–34	177	194
6.500%, 11–1–34	36	40
5.000%, 12–1–34	698	738
4.500%, 1–1–35 TBA	4,000	4,105
5.500%, 1–1–35	736	797
5.500%, 1–1–35	279	302
5.500%, 2–1–35	1,595	1,729
6.500%, 3–1–35	624	702
5.000%, 7–1–35	1,857	1,962
5.000%, 7–1–35	427	451
5.500%, 7–1–35	396	427
5.500%, 10–1–35	599	652
5.500%, 11–1–35	642	690
5.500%, 2–1–36	919	975
6.500%, 2–1–36	419	471
6.500%, 6–1–36	637	714
5.500%, 9–1–36	1,086	1,169
5.500%, 11–1–36	674	722
6.000%, 11–1–36	454	495
5.000%, 1–1–37 TBA	1,700	1,787
6.000%, 1–1–37	309	338
6.000%, 5–1–37	565	625
5.500%, 6–1–37	182	198
6.000%, 9–1–37	59	65
7.000%, 10–1–37	46	51
5.500%, 3–1–38	158	171
5.500%, 5–1–38	203	217
6.000%, 10–1–38	783	856
4.000%, 1–1–39 TBA	1,000	995
5.000%, 3–1–40	949	1,004
Government National Mortgage Association Agency REMIC/CMO:
0.564%, 3–16–34 (B)(C)	4,392	93
0.643%, 7–16–40 (B)(C)	2,294	48
0.001%, 3–16–42 (B)(C)	4,637	4
0.691%, 6–17–45 (B)(C)	13,617	390
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7–15–24	147	167
5.000%, 7–15–33	597	637
2.629%, 9–16–33	988	1,012
5.000%, 7–15–34	514	549
5.500%, 12–15–34	773	839
5.000%, 1–1–35 TBA	1,040	1,106
5.000%, 1–15–35	917	977
5.000%, 12–15–35	1,167	1,244
4.500%, 1–1–39 TBA	2,000	2,076
5.000%, 12–15–39	295	318
5.000%, 1–15–40	1,868	2,001

United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 1,
7.213%, 2–15–25 (B)	157	183
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 2,
7.793%, 2–15–25	48	55

		79,265

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 75.2%		$79,717
(Cost: $78,462)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 0.9%
United States Treasury Notes:
4.500%, 3–31–12 (D)	500	525
2.625%, 11–15–20	500	472

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS –0.9%		$997
(Cost: $978)

SHORT-TERM SECURITIES
Commercial Paper (E) – 11.2%
Emerson Electric Co.,
0.140%, 1–5–11	2,500	2,500
Praxair, Inc.,
0.090%, 1–3–11	4,431	4,431
Wisconsin Electric Power Co.,
0.130%, 1–3–11	5,000	5,000

		11,931

Master Note – 3.4%
Toyota Motor Credit Corporation,
0.154%, 1–3–11 (F)	3,630	3,630

Municipal Obligations - Taxable – 9.0%
NYC GO Bonds, Fiscal 2006 Ser E (Bank of America, N.A.),
0.340%, 1–3–11 (F)	9,525	9,525

TOTAL SHORT-TERM SECURITIES – 23.6%		$25,086
(Cost: $25,086)

TOTAL INVESTMENT SECURITIES – 119.1%		$126,381
(Cost: $144,156)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (19.1%)		(20,276)

NET ASSETS – 100.0%		$106,105

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$16,317	$4,264
United States Government Agency Obligations	—	79,717	—
United States Government Obligations	—	997	—
Short-Term Securities	—	25,086	—
Total Investments in Securities	$—	$122,117	$4,264
Futures Contracts	$162	$—	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities
Beginning Balance 4–1–10	$3,902
Net realized gain (loss)	(4)
Net unrealized appreciation (depreciation)	660
Purchases	—
Sales	(294)
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Ending Balance 12–31–10	$4,264
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12–31–10	$2,453

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $7,399 or 7.0% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(C)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.

(D)	Securities serve as collateral for the following open futures contracts at December 31, 2010:

Description	Type	Expiration Date	Number of Contracts		Market Value	Unrealized Appreciation
U.S. 10 Year Treasury Note	Short	3–22–11	—	*	$(5,179)	$162

(E)	Rate shown is the yield to maturity at December 31, 2010.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO	= Collateralized Mortgage Obligation

REMIC	= Real Estate Mortgage Investment Conduit

TBA	= To Be Announced

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$144,181
Gross unrealized appreciation	3,239
Gross unrealized depreciation	(21,039)
Net unrealized depreciation	$(17,800)

SCHEDULE OF INVESTMENTS
Ivy Municipal Bond Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 2.2%
The Spl Care Fac Fin Auth of Birmingham - Children’s Hosp, Hlth Care Fac Rev Bonds, Children’s Hosp, Ser 2009,
6.000%, 6–1–39	$750	$785
Water Works Board of Birmingham, AL, Water Rev Bonds, Ser 2009-A,
5.125%, 1–1–34	750	727
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008,
6.750%, 7–1–33	500	543

		2,055

Arizona – 1.4%
Bullhead City, AZ, Bullhead Parkway Impvt Dist, Impvt Bonds,
6.100%, 1–1–13	220	222
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008,
6.625%, 7–15–25	500	553
Univ Med Ctr Corp (Tucson, AZ), Hosp Rev Bonds, Ser 2009,
6.500%, 7–1–39	500	525

		1,300

California – 9.2%
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A,
5.750%, 9–1–39	500	487
CA Muni Fin Auth, Cmnty Hosp of Cent CA Obligated Group Cert of Participation,
5.500%, 2–1–39	460	391
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj) Ser 2002B,
5.250%, 6–1–23	415	422
CA Various Purp GO Bonds:
5.000%, 2–1–22	495	499
5.250%, 10–1–29	500	488
6.000%, 11–1–39	500	509
State of CA, Various Purp GO Bonds,
6.500%, 4–1–33	1,000	1,070
Trustees of the CA State Univ Systemwide Rev Bonds, Ser 2002A,
5.500%, 11–1–15	250	267
CA Statewide Cmnty Dev Auth, Insd Rev Bonds (Henry Mayo Newhall Meml Hosp), Ser 2007A,
5.000%, 10–1–37	500	415
Golden State Tob Securitization Corp, Tob Settlement Asset-Bkd Bonds, Ser 2003A-1,
6.750%, 6–1–39	200	226
Golden State Tob Securitization Corp, Enhanced Tob Settlement Asset-Bkd Bonds, Ser 2003B,
5.000%, 6–1–43	1,000	1,088
Los Angeles Unif Sch Dist (Cnty of Los Angeles, CA), GO Bonds, Election of 2005, Ser 2009 F,
5.000%, 1–1–34	500	471
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Participation,
6.750%, 11–1–39	250	254

Riverside Cmnty College Dist, Riverside Cnty, CA, Election of 2004, GO Bonds, Ser 2004A,
5.500%, 8–1–29	200	230
Redev Agy for the Cnty of Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
5.250%, 10–1–20	570	564
Cnty of Sacramento, Arpt Sys Sub and PFC/Grant Rev Bonds, Ser 2009,
5.125%, 7–1–25	500	519
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
6.000%, 7–1–27	500	547
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A,
0.000%, 8–1–31 (A)	150	35

		8,482

Colorado – 5.1%
Joint Sch Dist No. 28J, Adams and Arapahoe Counties, CO, GO Bonds, Ser 2008,
6.000%, 12–1–28	500	547
Adams 12 Five Star Sch, Adams and Broomfield Cnty, CO Cert of Participation, Ser 2008,
5.000%, 12–1–25	500	504
City and Cnty of Broomfield, CO, Rfdg Cert of Participation, Ser 2010,
5.000%, 12–1–23	1,000	1,051
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	475	470
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds, Ser 2009A,
5.500%, 11–1–29	425	444
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bds, Ser 2010,
5.625%, 12–1–40	500	464
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.125%, 12–1–30	500	485
Regional Trans Dist, Private Activity Bonds (Denver Transit Partners Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	750	776

		4,741

Connecticut – 0.4%
Capital City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D,
5.000%, 6–15–22	370	400

District Of Columbia – 2.1%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10–1–39	500	513
DC GO Rfdg Bonds, Ser 2008F,
5.000%, 6–1–19	1,000	1,105
Metro WA Arpt Auth, Dulles Toll Road, Second Sr Lien, Rev Bonds, Ser 2009C,
0.000%, 10–1–41 (A)	500	350

		1,968

Florida – 7.9%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11–1–39	500	508

Brevard Cnty Hlth Fac Auth, Hlth Rev Bonds (Hlth First, Inc. Proj), Ser 2009B,
7.000%, 4–1–39	500	536
Citizens Ppty Insurance Corp, Sr Secured Rev Bonds, Ser 2010A-1,
5.250%, 6–1–17	400	418
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
5.625%, 8–15–29	555	667
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
8.000%, 8–15–32	600	819
Jacksonville, FL Better Jacksonville Sales Tax Rev Bonds, Ser 2003,
5.250%, 10–1–19	250	260
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Communities Prog), Ser 2008B,
6.250%, 7–1–26	500	552
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10–1–36	500	487
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A,
5.500%, 10–1–41	385	373
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–23	500	503
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B,
5.250%, 10–1–22	500	560
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C,
5.000%, 10–1–17	500	561
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A,
5.750%, 7–1–20	500	550
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmty Proj), Ser 2010A,
5.875%, 8–1–40	500	483

		7,277

Georgia – 1.1%
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B,
5.375%, 11–1–39	500	498
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D,
5.750%, 1–1–20	500	555

		1,053

Illinois – 1.9%
Belleville, IL, Tax Increment Rfdg Rev Bonds (Frank Scott Parkway Redev Proj), Ser 2007A:
5.000%, 5–1–26	230	181
5.700%, 5–1–36	250	198
Chicago GO Bonds, Proj and Rfdg, Ser 2004A,
5.250%, 1–1–21	250	266
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–39	500	513
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B,
5.500%, 7–1–19	500	566

		1,724

Indiana – 3.5%
Ball State Univ Board of Trustees, Ball State Univ Student Fee Bonds, Ser K,
5.750%, 7–1–18	500	526

East Chicago Elementary Sch Bldg Corp (Lake Cnty, IN), First Mtg Bonds, Ser 1993A,
5.500%, 1–15–16	225	226
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	500	507
IN Hlth and Edu Fac Fin Auth, Hosp Rev Bonds (Cmnty Fndtn of NW IN Oblig Group), Ser 2007,
5.500%, 3–1–37	250	223
IN Fin Auth, Fac Rev Rfdg Bonds (Miami Correctional Fac - Phase II), Ser 2008C,
5.000%, 7–1–17	500	560
Mt. Vernon Sch Bldg Corp of Hancock Cnty, IN, First Mtg Bonds, Ser 2007,
5.250%, 1–15–32	500	504
New Albany-Floyd Cnty Sch Bldg Corp, First Mtg Bonds, Ser 2002,
5.750%, 7–15–17	675	727

		3,273

Iowa – 1.1%
Altoona, IA Annual Appropriation Urban Renewal Tax Increment Rev Bonds, Ser 2008,
6.000%, 6–1–34	1,000	1,036

Kansas – 0.9%
Arkansas City, KS Pub Bldg Commission, Rev Bonds (South Cent KS Regional Med Ctr), Ser 2009,
7.000%, 9–1–38	500	528
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2003A-2,
5.650%, 6–1–35	105	110
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B - Major Multi-Sport Athletic Complex Proj), Ser 2010B,
0.000%, 6–1–21 (A)	400	213

		851

Kentucky – 3.0%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
5.500%, 6–1–21	500	504
6.500%, 3–1–45	350	350
Cmnwlth of KY, State Ppty and Bldg Commission, Rev and Rev Rfdg Bonds, Proj No. 90,
5.750%, 11–1–19	500	573
Tpk Auth of KY, Econ Dev Road Rev Bonds (Revitalization Proj), Ser 2008A,
5.000%, 7–1–16	330	375
Louisville Regional Arpt Auth, Arpt Sys Rev Bonds, Ser 2008A,
5.250%, 7–1–28	500	481
Ohio, KY, Pollutn Ctl Rfdg Rev Bonds (Big Rivers Elec Corp Proj), Ser 2010A,
6.000%, 7–15–31	500	488

		2,771

Louisiana – 2.2%
LA Local Govt Environmental Fac and Cmnty Dev Auth, Hosp Rev Bonds (Woman’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10–1–44	500	469
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1,
6.000%, 1–1–23	500	546
Regional Transit Auth (New Orleans, LA), Sales Tax Rev Bonds, Ser 2010,
5.000%, 12–1–22	1,000	1,064

		2,079

Maryland – 1.1%
MD Econ Dev Corp, Pollutn Ctl Rev Rfdg Bonds (Potomac Elec Proj), Ser 2006, 6.200%, 9–1–22	500	568
MD Trans Auth, Arpt Prkg Rev Bonds (Baltimore/Washington Intl Arpt Proj), Ser 2002B, 5.375%, 3–1–15	405	422

		990

Massachusetts – 1.6%
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009, 6.000%, 1–1–28	465	482
MA Dev Fin Agy, Rev Bonds, Foxborough Regional Charter Sch Issue, Ser 2010, 6.375%, 7–1–30	500	498
MA Port Auth, PFC Rev Rfdg Bonds, Ser 2010-E, 5.000%, 7–1–15	500	539

		1,519

Michigan – 2.8%
Kalamazoo Hosp Fin Auth, Hosp Rev Rfdg Bonds (Bronson Methodist Hosp), Ser 2003A, 5.000%, 5–15–26	500	475
MI Fin Auth, State Aid Rev Notes (Sch Dist of Detroit), Ser 2010E, 4.750%, 8–22–11	1,000	1,015
State Bldg Auth, MI, 2008 Rev and Rev Rfdg Bonds (Fac Prog), Ser I, 5.000%, 10–15–18	305	330
State Bldg Auth, MI, 2006 Rev Rfdg Bonds (Fac Prog), Ser IA, 0.000%, 10–15–22 (A)	1,000	533
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009, 5.750%, 11–15–39	250	240

		2,593

Minnesota – 2.1%
Minneapolis-St. Paul Metro Arpt Commission, Sub Arpt Rev Rfdg Bonds, Ser 2010D, 5.000%, 1–1–20	1,000	1,034
Perham, MN GO Disp Sys Rev Bonds, Ser 2001, 6.000%, 5–1–22	500	500
Victoria, MN, Private Sch Fac Rev Bonds (Holy Fam Catholic High Sch Proj), Ser 1999A, 5.600%, 9–1–19	400	370

		1,904

Mississippi – 0.8%
The Univ of Southn MS, S.M. Edu Bldg Corp, Rev Bonds (Campus Fac Impvt Proj), Ser 2009, 5.375%, 9–1–36	750	763

Missouri – 4.6%
Belton, MO, Tax Increment Rev Bonds (Belton Town Centre Proj), Ser 2004, 6.250%, 3–1–24	200	187
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A, 6.125%, 12–1–36	175	129
Indl Dev Auth of Grundy Cnty, MO, Hlth Fac Rev Bonds (Wright Mem Hosp), Ser 2009, 6.750%, 9–1–34	100	99
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004, 5.900%, 3–1–24	200	198
Kearney, MO GO Bonds, Ser 2001, 5.500%, 3–1–16	350	353

Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Participation, Ser 2009, 6.750%, 6–15–35	500	513
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009, 5.625%, 5–15–39	500	494
MO Dev Fin Board, Infrastructure Fac Rev Bonds (Branson Landing Proj), Ser 2004A, 5.250%, 12–1–19	65	66
MO Dev Fin Board, Infrastructure Fac Rev Bonds (Independence, MO – Events Ctr Proj), Ser 2009A, 6.625%, 4–1–33	580	596
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Project Sugar), Ser 2010-C, 6.000%, 9–1–24	500	499
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	250	235
Platte Cnty R-III Sch Dist Bldg Corp, Leasehold Rfdg and Impvt Rev Bonds, Ser 2008, 5.000%, 3–1–28	340	348
The Indl Dev Auth of St. Joseph, MO, Spl Oblig Rev Bonds (St. Joseph Sewage Sys Impvt Proj), Ser 2007, 4.375%, 4–1–18	100	103
The Indl Dev Auth of the Cnty of St. Louis, MO, Sr Living Fac Rev Bonds (Friendship Vlg of West Cnty), Ser 2007A, 5.500%, 9–1–28	500	450

		4,270

Nevada – 1.0%
Las Vegas Redev Agy, NV, Tax Increment Rev Bonds, Ser 2009A, 8.000%, 6–15–30	500	567
Overton Power District No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008, 6.500%, 12–1–18	290	323

		890

New Hampshire – 0.8%
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRGHlthcare Issue, Ser 2009, 7.000%, 4–1–38	250	281
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2008, 6.000%, 7–1–38	470	479

		760

New Jersey – 3.3%
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A, 5.500%, 7–1–38	500	512
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2005O, 5.125%, 3–1–30	250	251
NJ Econ Dev Auth Rev Bonds (Provident Group-Montclair Properties L.L.C. – Monclair St Univ Student Hsng Proj), Ser 2010A, 5.750%, 6–1–31	750	740
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2003B-2, 5.000%, 12–15–16	500	552
NJ Trans Trust Fund Auth, Trans System Bonds, Ser 2010E, 5.250%, 12–15–23	500	524
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12–1–21	435	467

		3,046

New Mexico - 0.6%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D,
6.000%, 1–1–37	75	81
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2,
5.250%, 7–1–30	500	504

		585

New York – 2.5%
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (A)	500	244
0.000%, 3–1–26 (A)	500	228
0.000%, 3–1–27 (A)	500	213
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Twenty-Seventh Ser,
5.500%, 12–15–14	500	535
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Fifty-Second Ser,
5.750%, 11–1–30	500	525
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A,
7.250%, 1–1–20	110	111
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B,
7.625%, 1–1–30	500	499

		2,355

North Carolina – 1.5%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C,
6.000%, 1–1–19	250	276
NC Med Care Commission, Hlth Care Fac Rev Rfdg Bonds (Univ Hlth Sys of Eastn Carolina), Ser 2008E-2,
6.000%, 12–1–36	500	545
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A,
0.000%, 1–1–37 (A)	500	98
Oak Island, NC, Enterprise Sys Rev Bonds, Ser 2009,
6.000%, 6–1–34	500	508

		1,427

Ohio – 1.5%
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010,
5.750%, 12–1–30	500	498
OH Major New State Infrastructure Proj Rev Bonds, Ser 2008-I,
6.000%, 6–15–17	395	472
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (NW OH Bond Fund - Midwest Terminals Proj), Ser 2007C,
6.000%, 11–15–27	470	429

		1,399

Oklahoma – 1.9%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B,
5.750%, 3–1–29	500	510
Grand River Dam Auth, Rev Bonds, Ser 2008A,
5.000%, 6–1–18	905	1,025
Tulsa Pub Fac Auth, Assembly Ctr Lease Payment Rev Bonds, Rfdg Ser 1985,
6.600%, 7–1–14	205	225

		1,760

Oregon – 0.3%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2009A,
5.500%, 7–15–35	250	250

Pennsylvania – 3.7%
Allegheny Cnty Arpt Auth, Arpt Rev Rfdg Bonds (Pittsburg Intl Arpt), Ser 2010A,
5.000%, 1–1–17	250	257
Dauphin Cnty General Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A,
6.000%, 6–1–36	350	352
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7–1–39	500	492
PA Tpk Commission, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12–1–41	250	250
PA Tpk Commission, Tpk Subordinate Rev Bonds, Sub Ser 2010 B-2,
0.000%, 12–1–28 (A)	1,500	1,108
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A,
5.250%, 12–15–24	445	461
The Sch Dist of Philadelphia, PA, GO Bonds, Ser 2002A,
5.500%, 2–1–18	500	527

		3,447

Puerto Rico – 2.8%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A,
5.500%, 7–1–21	750	772
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.750%, 7–1–36	500	501
PR Elec Power Auth, Power Rev Rfdg Bonds, Ser DDD,
5.000%, 7–1–21	1,000	1,039
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010A,
0.000%, 8–1–33 (A)	500	322

		2,634

Rhode Island – 0.6%
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2009A,
6.250%, 12–1–27	500	511

South Carolina – 0.3%
Tob Settlement Rev Mgmt Auth, 5% Tob Settlement Asset-Bkd Rfdg Bonds, Ser 2008,
5.000%, 6–1–18	245	245

Tennessee – 0.6%
The Hlth, Edu and Hsng Fac Board of the Cnty of Shelby, TN, Rev Bonds (Methodist Le Bonheur Hlthcare), Ser 2008C,
5.250%, 6–1–18	500	528

Texas – 8.9%
Arlington, TX Spl Tax Rev Bonds, Ser 2008,
5.000%, 8–15–18	300	338
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	250	247
Cass Cnty Indl Dev Corp, Envirnmt Impvt, Rev Rfdg Bonds, Ser 2009A,
9.250%, 3–1–24	500	630
El Paso, TX (El Paso Cnty), Water and Sewer Rev Rfdg Bonds, Series 2008C,
5.000%, 3–1–17	500	562

Harris Cnty Cultural Edu Fac Fin Corp, Med Fac Rev Rfdg Bonds (Baylor College of Medicine), Ser 2008D,
5.000%, 11–15–16	200	210
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–33	500	442
Howard Cnty, TX GO Bonds, Ser 2008,
4.650%, 2–15–24	505	478
Lower CO River Auth, Rfdg Rev Bonds, Ser 2008A,
5.750%, 5–15–23	500	546
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009,
6.250%, 2–15–37	500	480
North TX Twy Auth, Sys Rev Rfdg Bonds (First Tier Current Interest Bonds), Ser 2008A,
6.000%, 1–1–25	500	531
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1–1–30 (A)	1,000	302
Pflugerville Independent Sch Dist (Travis Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2001,
5.500%, 8–15–19	250	258
Prosper, TX (Collin Cnty), Combination Tax and Rev Cert of Oblig, Ser 2008,
5.500%, 2–15–20	500	553
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp - Edgemere Proj), Ser 2006A,
6.000%, 11–15–36	500	455
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.625%, 11–15–27	250	222
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	500	500
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj), Ser 2010,
7.500%, 6–30–33	750	782
Board of Regents, TX State Univ Sys, Rev Fin Sys Rev Bonds, Ser 2008,
5.250%, 3–15–19	355	405
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008,
5.750%, 2–1–26	325	352

		8,293

Vermont – 0.2%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27,
5.500%, 11–1–37	140	144

Virgin Islands – 1.6%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note - Cruzan Proj), Ser 2009A,
6.000%, 10–1–39	500	506
VI Pub Fin Auth, Subordinated Rev Bonds (VI Matching Fund Loan Note - Diageo Proj), Ser 2009A,
5.000%, 10–1–25	1,000	939

		1,445

Virginia – 1.5%
VA Hsng Dev Auth, Cmnwlth Mtg Bonds, Ser 2008E,
5.500%, 7–1–20	500	519
VA Pub Bldg Auth, Pub Fac Rev Bonds, Ser 2008B,
5.250%, 8–1–22	250	280

Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7–1–29	500	554

		1,353

Washington – 1.9%
Pub Util Dist No. 1, Pend Oreille Cnty, WA, Box Canyon Production Sys Rev Bonds, Ser 2010,
5.750%, 1–1–41	750	770
WA Hlth Care Fac Auth, Rev Bonds (Swedish Hlth Svcs), Ser 2009A,
6.500%, 11–15–33	500	525
WA Hlth Care Fac Auth, Rev Bonds (VA Mason Med Ctrs), Ser 2007C,
5.500%, 8–15–36	500	441

		1,736

West Virginia – 0.5%
WV Hosp Fin Auth, Hosp Rev Rfdg and Impvt Bonds (WV Utd Hlth Sys Obligated Group), Ser 2009C,
5.500%, 6–1–39	500	481

Wisconsin – 1.7%
Milwaukee Cnty, WI, Arpt Rev Rfdg Bonds, Ser 2010B,
5.000%, 12–1–19	1,000	1,024
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2–15–39	500	524

		1,548

Wyoming – 0.8%
Hsng Auth of Cheyenne, Hsng Rev Bonds (Foxcrest II Proj), Ser 2004,
5.750%, 6–1–34	300	261
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.250%, 1–1–23	500	523

		784

TOTAL MUNICIPAL BONDS – 93.5%		$86,670
(Cost: $84,687)

SHORT-TERM SECURITIES
Commercial Paper (B) – 2.9%
Sonoco Products Co.,
0.200%, 1–3–11	2,730	2,730

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.154%, 1–3–11 (C)	31	31

Municipal Obligations – 2.2%
NY Hsng Fin Agy, Archstone Westbury Hsng Rev Bonds, Ser A (Bank of America, N.A.),
0.360%, 1–3–11 (C)	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 5.1%		$4,761
(Cost: $4,761)

TOTAL INVESTMENT SECURITIES – 98.6%		$91,431
(Cost: $89,448)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		1,232

NET ASSETS – 100.0%		$92,663

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$86,670	$—
Short-Term Securities	—	4,761	—
Total Investments in Securities	$—	$91,431	$—

(A)	Zero coupon bond.

(B)	Rate shown is the yield to maturity at December 31, 2010.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$89,454

Gross unrealized appreciation	3,545
Gross unrealized depreciation	(1,568)
Net unrealized appreciation	$1,977

SCHEDULE OF INVESTMENTS Ivy Municipal High Income Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Arizona – 1.2%
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008:
7.500%, 5–1–19	$105	$116
8.000%, 5–1–25	2,000	2,223
The Indl Dev Auth of the Cnty of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A, 6.125%, 12–15–34	1,315	1,198

		3,537

Arkansas – 0.2%
Pub Fac Brd of Benton Cnty, AR, Charter Sch Lease Rev Bonds (BCCSO Proj), Ser 2010A, 6.000%, 6–1–40	500	486

California – 7.3%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A, 6.750%, 7–1–39	1,400	1,430
Anaheim Cmnty Facs Dist No. 08-1 (Platinum Triangle), Spl Tax Bonds, Ser 2010, 6.250%, 9–1–40	2,000	1,882
CA Muni Fin Auth (Literacy First Proj), Charter Sch Lease Rev Bonds, Ser 2010B, 6.000%, 9–1–30	1,085	1,026
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.750%, 10–1–39	500	567
CA Various Purp GO Bonds:
6.000%, 4–1–35	250	256
6.000%, 11–1–39	500	510
CA Statewide Cmnty Dev Auth, Rev Bonds (Southn CA Presbyterian Homes), Ser 2009, 7.000%, 11–15–29	150	157
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	250	236
6.350%, 7–1–46	250	245
Cmnty Fac Dist No. 2009-1 of Chino, 2010 Spl Tax Bonds, 6.750%, 9–1–40	500	493
Golden State Tob Sec Corp, Tob Settlement Asset-Bkd Bonds, Ser 2007A-1, 5.125%, 6–1–47	1,000	606
Cmnty Redev Agy of Hawthorne, Cmnty Fac Dist No. 1999-1 (Gateway Ctr), 2010 Spl Tax Rfdg Bonds, 6.125%, 10–1–25	2,200	2,285
Redev Agy of Hollister, Cmnty Dev Proj Tax Alloc Bonds (Cnty of San Benito, CA), Ser 2009:
6.750%, 10–1–29	75	80
7.000%, 10–1–32	510	547
Inland Empire Tob Securitization Auth, Tob Settlement Asset-Bkd Bonds (Inland Empire Tob Securitization Corp), Ser 2007, 4.625%, 6–1–21	995	776

Lompoc Redev Agy (Santa Barbara Cnty, CA), Old Town Lompoc Redev Proj, Tax Alloc Bonds, Ser 2010:
5.750%, 9–1–29	225	218
5.750%, 9–1–31	365	350
6.000%, 9–1–39	1,000	962
Cert of Participation, Oro Grande Elementary Sch Dist, Ser 2010, 6.125%, 9–15–40	1,500	1,421
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Participation:
6.625%, 11–1–29	200	205
6.750%, 11–1–39	1,100	1,116
Palomar Pomerado Hlth, 6.000%, 11–1–41	3,000	2,748
Cmnty Fac Dist No. 15 (Mission Ranch) of Riverside Unif Sch Dist, Spl Tax Bonds (Impvt Area No. 3), Ser 2009A:
6.500%, 9–1–29	360	354
6.750%, 9–1–39	70	69
Redev Agy for the Cnty of Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	1,500	1,523
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds, 8.000%, 8–1–38	100	111
San Diego Cnty Regional Arpt Auth, Sub Arpt Rev Bonds, Ser 2010A, 5.000%, 7–1–21	2,000	2,083

		22,256

Colorado – 6.1%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010, 6.125%, 10–1–40	2,500	2,484
Church Ranch Metro Dist, Westminster, CO, GO Ltd Tax Bonds, Ser 2003, 6.000%, 12–1–33	160	132
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	1,000	988
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A, 7.400%, 12–1–38	85	97
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008, 7.000%, 11–15–38	230	251
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty Proj), Ser 2006A, 5.750%, 1–1–37	350	291
CO Hlth Fac Auth (Christian Living Cmnty-Clermont Park Proj), Rev Bonds, Ser 2009A:
7.250%, 1–1–19	100	103
9.000%, 1–1–34	30	32
CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A, 6.250%, 11–15–40	1,250	1,176
Denver Hlth and Hosp Auth, Ser 2009A, 6.250%, 12–1–33	925	911
Kremmling Mem Hosp Dist Proj, Ser 2010, 7.125%, 12–1–45	2,345	2,245
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008, 6.200%, 12–1–37	1,000	971

North Range Metro Dist No. 2, Adams Cnty, CO, Ltd Tax GO Bonds, Ser 2007, 5.500%, 12–15–27	4,660	3,945
Regional Trans Dist, Private Activity Bonds (Denver Transit Partners Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	2,000	2,070
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Bonds, Ser 2006, 5.750%, 12–1–36	344	261
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Rfdg and Impvt Bonds, Ser 2007, 5.250%, 12–1–37	2,144	1,653
Tallyn’s Reach Metro Dist No. 3 (Aurora, CO), GO Bonds, Ser 2004, 6.625%, 12–1–23	500	515
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd Tax Rfdg Bonds, Ser 2007, 6.200%, 12–1–34	550	517

		18,642

Connecticut – 0.3%
CT Dev Auth, Pollutn Ctl Rev Rfdg Bonds (The CT Light and Power Co Proj), Ser 1993B, 5.950%, 9–1–28	150	151
Eastn CT Res Recovery Auth, Solid Waste Rev Bonds (Wheelabrator Lisbon Proj), Ser 1993A, 5.500%, 1–1–14	140	140
Harbor Point Infrastructure Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A, 7.875%, 4–1–39	500	513

		804

District Of Columbia – 0.5%
Metro WA Arpts Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B, 0.000%, 10–1–44 (A)	1,000	566
Metro WA Arpts Auth, Arpt Sys Rev Bonds, Ser 2010A, 5.000%, 10–1–22	1,000	1,066

		1,632

Florida – 2.9%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	585	589
6.750%, 11–1–39	1,340	1,362
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A, 6.000%, 9–15–30	2,750	2,400
FL Hurricane Catastrophe Fund Fin Corp, Rev Bonds, Ser 2010A, 5.000%, 7–1–15	1,000	1,076
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B, 8.000%, 8–15–32	350	477
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B, 5.000%, 10–1–25	1,000	1,008
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A, 6.000%, 8–1–45	1,800	1,741

		8,653

Georgia – 0.3%
Dev Auth of Clayton Cnty, GA, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2009A, 8.750%, 6–1–29	400	467
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010, 6.125%, 9–1–40	500	484

		951

Guam – 1.8%
Cert of Participation (John F. Kennedy High Sch Proj), Dept of Edu, GU, 6.625%, 12–1–30	1,400	1,343
Cert of Participation (John F. Kennedy High Sch Proj), Dept of Edu, GU, Ser 2010A, 6.875%, 12–1–40	1,500	1,453
Govt of GU, GO Bonds, Ser 1993A, 5.400%, 11–15–18	2,000	1,936
Govt of GU, GO Bonds, Ser 2009A:
5.750%, 11–15–14	105	109
7.000%, 11–15–39	450	474

		5,315

Hawaii – 0.2%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A, 8.750%, 11–15–29	450	511

Idaho – 0.5%
ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A:
6.250%, 7–1–40	1,000	939
6.250%, 7–1–45	550	511

		1,450

Illinois – 9.4%
Belleville, IL, Tax Increment Rfdg Rev Bonds (Frank Scott Parkway Redev Proj), Ser 2007A:
5.000%, 5–1–26	25	20
5.700%, 5–1–36	410	325
Bourbonnais, IL, Indl Proj Rev Bonds (Oliver Nazarene Univ Proj), Ser 2010, 6.000%, 11–1–35	1,500	1,522
Cert of Participation, Metra Market of Chicago, L.L.C. Redev Proj, Ser A, 6.870%, 2–15–24	1,600	1,641
Chicago Midway Arpt, Second Lien Rev Bonds, Ser 2010B, 5.000%, 1–1–34	1,500	1,621
Chicago O’Hare Intl Arpt Spl Fac Rev Rfdg Bonds (American Airlines, Inc. Proj), Ser 2007, 5.500%, 12–1–30	1,500	1,187
Chicago Recovery Zone Fac Rev Bonds (Asphalt Operating Svc of Chicago Proj), Ser 2010, 6.125%, 12–1–18	2,500	2,499
Fairview Heights, IL, Tax Increment Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A, 8.000%, 12–1–28	490	501
IL Fin Auth, Rev Bonds (Three Crowns Park Proj), Ser 2006A, 5.875%, 2–15–38	1,400	1,217
IL Fin Auth (Greenfields of Geneva Proj), Rev Bonds, Ser 2010C-3, 6.250%, 2–15–16	3,000	2,984
IL Fin Auth, Recovery Zone Fac Rev Bonds (Navistar Intl Corp Proj), Ser 2010, 6.500%, 10–15–40	2,000	2,007
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010D-3, 6.000%, 5–15–17	4,000	3,979
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A, 7.250%, 11–1–38	65	70
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009, 7.000%, 8–15–44	1,175	1,257
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009C, 6.625%, 11–1–39	250	259

Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010, 0.000%, 12–1–29 (A)	1,840	1,322
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008, 7.000%, 12–1–22	1,005	1,010
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009, 8.000%, 1–15–22	740	766
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe) Tax Bonds, Ser 2009, 7.875%, 3–1–32	500	506
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Ad Valorem Tax Bonds, Ser 2010, 7.500%, 3–1–32	1,500	1,469
Upper IL River Vly Dev Auth (Pleasant View Luther Home Proj), Rev Bonds, Ser 2010:
7.250%, 11–15–40	1,100	1,040
7.375%, 11–15–45	1,500	1,418

		28,620

Indiana – 2.6%
Hendricks Cnty, IN Redev Dist, Tax Increment Rev Rfdg Bonds, Ser 2010B, 6.450%, 1–1–23	250	257
IN Fin Auth, Edu Fac Rev Bonds (Irvington Cmnty Sch Proj), Ser 2009A, 9.000%, 7–1–39	175	207
Lake Station 2008 Bldg Corp, Lake Station, IN, First Mtg Bonds, Ser 2010, 6.000%, 7–15–27	3,170	3,135
Rockport, IN, Pollutn Ctrl Rev Rfdg Bonds (IN MI Power Co Proj), Ser 2009A, 6.250%, 6–1–25	1,000	1,093
Whitestown, IN, Econ Dev Tax Increment Rev Bonds (Perry Industrial Park and Whitestown Crossing Proj), Ser 2010A, 7.000%, 2–1–30	1,500	1,466
Whiting IN, Redev Dist Tax Increment Rev Bonds (Standard Avenue Proj), Ser 2006, 5.350%, 1–15–27	555	481
Whiting, IN, Redev Dist Tax Increment Rev Bonds of 2010 (Lakefront Dev Proj), 6.750%, 1–15–32	1,430	1,386

		8,025

Iowa – 0.2%
Coralville, IA (Coralville Marriott Hotel and Convention Ctr), Cert of Participation in Base Lease Payments, Ser 2006D, 5.250%, 6–1–26	500	510

Kansas – 0.6%
Arkansas City, KS Pub Bldg Commission, Rev Bonds (South Cent KS Regional Med Ctr), Ser 2009, 7.000%, 9–1–38	500	529
Olathe, KS, Spl Oblig Tax Increment Rev Bonds (West Vlg Ctr Proj), Ser 2007:
5.450%, 9–1–22	500	327
5.500%, 9–1–26	500	322
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B – Major Multi-Sport Athletic Complex Proj), Ser 2010B, 0.000%, 6–1–21 (A)	1,100	585

		1,763

Kentucky – 2.3%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	2,500	2,488
6.500%, 3–1–45	500	500

Murray, KY, Hosp Fac Rev Bonds (Murray-Calloway Cnty Pub Hosp Corp Proj), Ser 2010, 6.375%, 8–1–40	2,000	1,929
Ohio, KY, Pollutn Ctl Rfdg Rev Bonds (Big Rivers Elec Corp Proj), Ser 2010A, 6.000%, 7–15–31	2,000	1,953

		6,870

Louisiana – 1.5%
LA Local Govt Envirnmt, Fac and Comm Dev Auth, Rev Bonds (Westlake Chemical Corp Projs), Ser 2010A-2 (Ike Zone), 6.500%, 11–1–35	4,000	3,889
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A, 6.500%, 1–1–40	745	760

		4,649

Maine – 0.2%
Portland, ME, Gen Arpt Rev Bonds, Ser 2010, 5.000%, 1–1–30	500	492

Maryland – 1.1%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	500	472
MD Econ Dev Corp, Port Fac Rfdg Rev Bonds (CNX Marine Terminals Inc. Port of Baltimore Fac), Ser 2010, 5.750%, 9–1–25	3,000	2,902

		3,374

Massachusetts – 0.1%
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009A, 7.875%, 6–1–44	200	204
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009C-2, 6.250%, 6–1–14	130	130

		334

Michigan – 5.2%
The Econ Dev Corp of Dearborn, MI, Ltd Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11–15–18	250	241
7.000%, 11–15–38	150	134
Detroit, MI, GO Bonds, Ser 2004-A(1), 5.250%, 4–1–23	1,420	1,165
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2001(C-1), 7.000%, 7–1–27	1,000	1,119
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B), 7.500%, 7–1–33	500	569
Flint Hosp Bldg Auth, Bldg Auth Rev Rental Bonds (Hurley Med Ctr), Ser 2010:
7.375%, 7–1–35	350	348
7.500%, 7–1–39	250	251
Garden City Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Garden City Hosp Oblig Group), Ser 2007A, 4.875%, 8–15–27	250	184
MI Fin Auth, Public Sch Academy Ltd Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A, 6.125%, 9–1–40	4,535	4,011
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A, 8.500%, 10–1–45	2,000	2,032

Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V:
8.000%, 9–1–29	55	62
8.250%, 9–1–39	4,750	5,450
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W, 6.000%, 8–1–39	150	141

		15,707

Minnesota – 0.8%
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Services), Ser 2008B, 6.500%, 11–15–38	2,350	2,481

Missouri – 7.7%
Arnold, MO, Real Ppty Tax Increments Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A, 7.750%, 5–1–28	655	698
Belton, MO, Tax Increment Rev Bonds (Belton Town Centre Proj), Ser 2004, 6.250%, 3–1–24	100	94
Belton, MO, Tax Increment Rev Bonds (Belton Town Centre Proj), Ser 2006, 5.625%, 3–1–25	520	454
The Indl Dev Auth of Bridgeton, MO, Sales Tax Revenue Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A, 5.875%, 11–1–35	250	180
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A, 6.125%, 12–1–36	200	148
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007, 5.750%, 3–1–27	110	97
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.500%, 10–1–31	365	267
5.550%, 10–1–36	325	231
Jennings, MO, Tax Increment and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006, 5.000%, 11–1–23	2,360	2,059
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	1,500	1,395
6.500%, 1–1–35	1,500	1,353
Tax Increment Fin Commission of Kansas City, MO Tax Increment Rev Bonds (Brywood Centre Proj), Ser 2010A, 8.000%, 4–1–33	3,950	3,974
The Indl Dev Auth of the City of Kirkwood, MO, Ret Cmnty Rev Bonds (Aberdeen Heights Proj), Ser 2010C-2, 7.000%, 11–15–15	250	251
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008:
6.000%, 4–1–18	1,170	1,120
7.000%, 4–1–28	335	315
Liberty, MO Tax Increment Rev Bonds (Liberty Triangle Proj), Ser 2007, 5.500%, 10–1–22	205	176
Manchester, MO, Tax Increment and Trans Rfdg Rev Bonds (Highway 141/Manchester Road Proj), Ser 2010, 6.875%, 11–1–39	1,500	1,459
Meadows Trans Dev Dist (Lake Saint Louis, MO), Ser 2010, 5.400%, 5–1–35	1,500	1,385

MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007, 4.500%, 11–1–27	225	197
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Project Sugar), Ser 2010-C, 6.000%, 9–1–24	2,000	1,996
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	225	212
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002, 7.000%, 8–15–32	2,040	1,855
The Indl Dev Auth of St. Louis, MO, Tax Increment and Cmnty Impvt Dist Rfdg Rev Bonds (Loughborough Commons Redev Proj), Ser 2007, 5.750%, 11–1–27	940	846
St. Louis Muni Fin Corp, Compound Interest Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A:
0.000%, 7–15–36 (A)	750	136
0.000%, 7–15–37 (A)	1,500	255
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B, 7.000%, 9–1–35	1,000	970
Univ Place Trans Dev Dist (St. Louis Cnty, MO), Sub Trans Sales Tax and Spl Assmt Rev Bonds, Ser 2009, 7.500%, 4–1–32	1,150	1,270

		23,393

Nevada – 0.8%
Clark Cnty, NV, Spl Impvt Dist No. 142 (Mountain’s Edge), Local Impvt Bonds, Ser 2003, 6.100%, 8–1–18	95	92
Las Vegas Redev Agy, NV, Tax Increment Rev Bonds, Ser 2009A:
6.000%, 6–15–15	1,325	1,432
8.000%, 6–15–30	500	567
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–38	265	298

		2,389

New Hampshire – 0.7%
Strafford Cnty, NH, GO Rev Anticipation Notes 2010, 5.500%, 2–18–11	2,000	2,000

New Jersey – 1.6%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999:
6.250%, 9–15–19	115	110
6.400%, 9–15–23	2,500	2,393
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 2000, 7.000%, 11–15–30	1,000	1,000
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Med and Dentistry of NJ, Ser 2009 B, 7.125%, 12–1–23	850	974
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B, 7.500%, 12–1–32	450	508

		4,985

New York – 2.4%
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A, 6.700%, 1–1–43	1,200	1,104
NYC Indl Dev Agy, Spl Fac Rev Bonds (American Airlines, Inc. JFK Intl Arpt Proj), Ser 2005:
7.125%, 8–1–11	100	100
7.500%, 8–1–16	500	516
7.750%, 8–1–31	1,295	1,338
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A, 5.000%, 10–1–22	1,000	1,063
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A:
7.250%, 1–1–20	370	373
7.250%, 1–1–30	1,940	1,865
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B, 7.625%, 1–1–30	735	734
Yonkers Indl Dev Agy, Civic Fac Rev Bonds (St. John’s Riverside Hosp Proj), Ser 2001B, 7.125%, 7–1–31	300	290

		7,383

North Carolina – 1.2%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Rfdg Ser 2010A, 5.000%, 1–1–21	2,015	2,110
NC Med Care Commission (Galloway Ridge Proj), Ret Fac First Mtg Rev Bonds, Ser 2010A, 6.000%, 1–1–39	1,520	1,395

		3,505

Ohio – 5.9%
Buckeye Tob Settlement Fin Auth, Tob Settlement Asset-Bkd Bonds, Ser 2007:
5.125%, 6–1–24	995	772
6.500%, 6–1–47	150	109
Cleveland-Cuyahoga Cnty Port Auth (Garfield Heights Proj), Dev Rev Bonds, Ser 2004D, 5.250%, 5–15–23	1,545	1,216
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Port of Cleveland Bond Fund), (Cleveland – Flats East Dev Proj), Ser 2010B, 7.000%, 5–15–40	2,600	2,618
Columbus-Franklin Cnty Fin Auth, Dev Rev Bonds (Cent OH Regional Bond Fund), (One Neighborhood Proj), Ser 2010A, 6.500%, 11–15–39	1,225	1,138
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	500	540
OH Air Quality Dev Auth, Pollutn Ctrl Rev Rfdg Bonds (FirstEnergy Generation Corp. Proj), Ser 2009-C, 5.625%, 6–1–18	1,000	1,062
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E, 5.625%, 10–1–19	2,630	2,704
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj), 5.750%, 11–15–40	500	479
OH Higher Ed Fac Rev Bonds (Ashland Univ 2010 Proj), 6.250%, 9–1–24	500	498
OH Pollutn Ctl Rev Bonds (The Standard Oil Co Proj), Ser 1985, 6.750%, 12–1–15	2,815	3,132
OH Water Dev Auth, Pollutn Ctl Rev Rfdg Bonds, Ser 2010-A, 3.375%, 7–1–33	2,500	2,416

Toledo Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Express Arpt Proj), Ser 2004C, 6.375%, 11–15–32	310	289
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (NW OH Bond Fund), (Toledo Sch for the Arts Proj), Ser 2007B, 5.500%, 5–15–28	935	797

		17,770

Oklahoma – 1.2%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	1,882
6.000%, 11–15–38	2,200	1,882

		3,764

Oregon – 1.3%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hltcare Cmnty, Inc.) Ser 2008, 8.250%, 1–1–38	1,190	1,371
OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A:
6.125%, 9–1–30	1,135	1,116
6.375%, 9–1–40	1,600	1,587

		4,074

Pennsylvania – 6.2%
Beaver Cnty Indl Dev Auth (Beaver Cnty, PA), Pollutn Ctl Rev Rfdg Bonds, Ser 2005-A, 3.375%, 1–1–35	2,500	2,445
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7–1–39	200	220
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010, 6.125%, 1–1–45	5,000	4,519
DE Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A, 6.125%, 8–15–40	3,000	2,864
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992, 7.300%, 7–1–12 (B)	70	39
PA Econ Dev Fin Auth, Solid Waste Disp Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2004A, 4.700%, 11–1–21	675	726
PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ PA), Ser 2010, 6.000%, 7–1–43	1,530	1,471
PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Properties, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010, 6.000%, 7–1–21	1,000	1,064
PA Tpk Commission, Tpk Subordinate Rev Bonds, Sub Ser 2010 B-2, 0.000%, 12–1–34 (A)	3,000	2,202
Philadelphia Auth for Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010, 6.375%, 11–15–40	1,000	945
Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser, 5.250%, 8–1–40	1,250	1,158
Philadelphia, PA, Water and Wastewater Rev Bonds, Ser 2010C, 5.000%, 8–1–23	1,000	1,035

		18,688

Puerto Rico – 1.7%
Cmnwlth, PR, Pub Impvt Bonds, Ser 2002 A, 5.500%, 7–1–19	3,000	3,113

PR Elec Power Auth, Power Rev Bonds, Ser 2010XX, 5.250%, 7–1–40	500	466
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A, 6.375%, 8–1–39	500	527
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010C, 6.500%, 8–1–35	1,000	1,064

		5,170

South Carolina – 0.7%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A:
6.000%, 4–1–30	1,510	1,494
6.500%, 4–1–42	750	760

		2,254

Tennessee – 0.7%
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A, 6.500%, 7–1–38	500	503
The Hlth and Edu Fac Board of the Metro Govt of Nashville and Davidson Cnty, TN (The Blakeford at Green Hills), Rev Rfdg Bonds, Ser 1998, 5.650%, 7–1–24	1,700	1,472

		1,975

Texas – 11.4%
Alliance Arpt Auth, Inc., Spl Fac Rev Bonds (American Airlines, Inc. Proj), Ser 1991, 7.000%, 12–1–11	685	687
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	250	247
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Bonds, Ser 2009A, 9.500%, 3–1–33	500	616
Cent TX Regional Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (A)	500	84
0.000%, 1–1–40 (A)	500	61
Dallas-Fort Worth Intl Arpt, Fac Impvt Corp, American Airlines, Inc., Rev Rfdg Bonds, Ser 2000A, 9.000%, 5–1–29	3,000	3,112
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A:
8.625%, 9–1–29	100	103
9.000%, 9–1–38	250	256
Harris Cnty Cultural Edu Fac Fin Corp, Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009, 7.000%, 8–15–28	500	494
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008, 6.000%, 2–15–38	150	129
La Vernia Higher Edu Fin Corp (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009, 9.000%, 8–15–38	495	575
La Vernia Higher Edu Fin Corp (KIPP, Inc.), Ser 2009A, 6.375%, 8–15–44	500	487
Lubbock Hlth Fac Dev Corp, First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A, 6.625%, 7–1–36	4,000	3,613
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009, 6.250%, 2–15–37	1,500	1,440

Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Schs), Ser 2009A:
6.250%, 8–15–29	350	340
6.500%, 8–15–39	200	198
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp – Edgemere Proj), Ser 2006A:
5.750%, 11–15–11	910	922
6.000%, 11–15–26	835	805
6.000%, 11–15–36	1,015	923
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007:
5.500%, 11–15–22	3,000	2,789
5.625%, 11–15–27	250	222
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.000%, 11–15–29	2,500	2,537
8.125%, 11–15–39	250	250
8.250%, 11–15–44	250	251
Tarrant Cnty Cultural Edu Fac Fin Corp, Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A, 7.750%, 6–1–39	155	168
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	3,100	3,101
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	2,000	2,100
7.000%, 6–30–40	4,000	4,027
TX Pub Fin Auth Charter Sch Fin Corp, Ed Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A, 6.200%, 2–15–40	2,000	1,927
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A, 7.125%, 2–15–40	2,000	2,034
Travis Cnty Hlth Fac Dev Corp, Ret Fac Rev Bonds (Querencia at Barton Creek Proj), Ser 2005A, 5.100%, 11–15–15	400	387

		34,885

Utah – 1.4%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A, 5.300%, 6–1–28	350	352
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010, 6.375%, 7–15–40	750	705
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010, 6.250%, 7–15–30	1,015	976
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B, 7.000%, 7–15–45	2,100	2,087

		4,120

Virgin Islands – 0.3%
VI Pub Fin Auth, Subordinated Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A, 6.625%, 10–1–29	935	975

Virginia – 2.1%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2007A:
5.150%, 7–1–17	715	576
5.400%, 7–1–27	1,580	998
5.500%, 7–1–37	1,600	932
Indl Dev Auth of Lexington, VA, Hosp Fac Rev Bonds (Stonewall Jackson Hosp), Ser 2000:
7.000%, 7–1–25	715	716
7.000%, 7–1–30	905	901
Norfolk Redev and Hsng Auth, First Mtg Rev Bonds (Fort Norfolk Ret Cmnty, Inc. - Harbor’s Edge Proj), Ser 2004A, 6.000%, 1–1–25	50	45
Norfolk Redev and Hsng Auth, Multifamily Rental Hsng Fac Rev Bonds (1016 Ltd Partnship - Sussex Apartments Proj), Ser 1996, 8.000%, 9–1–26	475	467
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A, 8.000%, 7–1–38	535	601
Tob Settlement Fin Corp, Tob Settlement Asset-Bkd Bonds, Ser 2007B-1, 5.000%, 6–1–47	250	148
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C:
7.250%, 7–1–19	965	1,093
7.500%, 7–1–29	25	28

		6,505

Washington – 1.1%
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2005, 5.375%, 12–1–22	500	488
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2007, 5.625%, 12–1–25	500	476
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008, 7.375%, 3–1–38	250	270
WA Hlth Care Fac Auth (Cent WA Hlth Svcs Assoc), Rev Bonds, Ser 2009:
6.250%, 7–1–24	685	707
7.000%, 7–1–31	1,430	1,497

		3,438

Wisconsin – 2.1%
WI Hlth and Edu Fac Auth, Rev Bonds (Saint John’s Communities, Inc.), Ser 2009:
7.250%, 9–15–29	1,000	1,013
7.625%, 9–15–39	3,750	3,868
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,220	1,142
6.125%, 6–1–39	250	231

		6,254

TOTAL MUNICIPAL BONDS – 95.8%		$290,589
(Cost: $298,272)

SHORT-TERM SECURITIES
Commercial Paper (C) – 1.0%
Sonoco Products Co., 0.200%, 1–3–11	2,820	2,820

Municipal Obligations – 1.6%
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (Air Products and Chemicals, Inc.), 1.500%, 1–3–11 (D)	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 2.6%	$7,820
(Cost: $7,820)

TOTAL INVESTMENT SECURITIES – 98.4%	$298,409
(Cost: $306,092)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.6%	4,852

NET ASSETS – 100.0%	$303,261

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$290,589	$—
Short-Term Securities	—	7,820	—
Total Investments in Securities	$—	$298,409	$—

(A)	Zero coupon bond.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Rate shown is the yield to maturity at December 31, 2010.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$306,284
Gross unrealized appreciation	1,195
Gross unrealized depreciation	(9,070)
Net unrealized depreciation	$(7,875)

SCHEDULE OF INVESTMENTS
Ivy Pacific Opportunities Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Cayman Islands – 0.0%
SYSWIN Inc., ADR (A)	8	$48

China – 23.4%
BaWang International (Group) Holding Limited (B)	10,876	3,974
Camelot Information Systems Inc., ADR (A)	342	8,186
China BlueChemical Ltd., H Shares (B)	10,876	7,794
China Coal Energy Company Limited, H Shares (B)	5,238	8,181
China Kanghui Holdings, ADR (A)	166	3,073
China Merchants Bank Co., Ltd, H Shares (B)(C)	2,938	7,416
China Metal Recycling (Holdings) Limited (B)(C)	6,700	6,999
China Minsheng Banking Corp Ltd., H Shares (B)	8,286	7,089
China Oilfield Services Limited (B)	5,796	12,557
China Yurun Food Group Limited (B)(C)	5,026	16,521
Digital China Holdings Limited (B)	4,027	7,533
Dongfeng Motor Group Company Limited, H Shares (B)	5,056	8,716
Industrial and Commercial Bank of China Limited, H Shares (B)	21,933	16,338
Lumena Resources Corp. (B)	21,298	7,700
PetroChina Company Limited, H Shares (B)	10,412	13,610
Renhe Commercial Holdings Company Limited (B)(C)	33,334	5,832
Shanghai Electric Group Company Limited (B)	12,454	8,220
SINA Corporation (A)(D)	253	17,435
Xueda Education Group, ADR (A)	197	2,220
Yingde Gases Group Company Limited (A)(B)(C)	5,900	5,245
Youku.com Inc., ADR (A)	46	1,617
Zhuzhou CSR Times Electric Co., Ltd., H Shares (B)	2,773	10,899

		187,155

Hong Kong – 10.7%
Beijing Enterprises Holdings Limited (B)	1,072	6,648
BOC Hong Kong (Holdings) Limited (B)	3,557	12,104
China Modern Dairy Holdings Ltd., H Shares (A)(B)	11,978	4,007
China National Building Material Company Limited, H Shares (B)	3,548	8,134
China Resources Cement Holdings Limited (A)(B)	10,604	8,049
China ZhengTong Auto Services Holdings Limited (A)(B)	3,583	3,378
Fushan International Energy Group Limited (B)	17,062	11,700
Li & Fung Limited (B)	1,366	7,926
L’Occitane International S.A. (A)(B)(C)	3,006	8,315
Sinopharm Group Co. Ltd., H Shares (B)	593	2,067
Sinopharm Group Co. Ltd., H Shares (B)(C)	1,517	5,288
West China Cement Limited (A)(B)	10,078	3,695
West China Cement Limited (A)(B)(C)	12,386	4,541

		85,852

India – 8.5%
Crompton Greaves Limited (B)	1,129	7,829
Dr. Reddy’s Laboratories Limited (B)	247	9,173
HCL Technologies Limited (B)	1,591	16,233
Infrastructure Development Finance Company Limited (B)	1,876	7,661

Jain Irrigation Systems Limited (B)	1,730	8,131
Lanco Infratech Limited (A)(B)	5,475	7,768
Money Matters Financial Services (B)(C)	356	1,042
Nagarjuna Construction Company Limited (B)	2,037	6,410
State Bank of India (B)	64	4,052
Zee Learn Limited (A)	277	170

		68,469

Indonesia – 1.0%
PT Adaro Energy Tbk (B)	16,660	4,715
PT Bank Mandiri (Persero) Tbk (B)	5,106	3,684

		8,399

Malaysia – 2.1%
Gamuda Berhad (B)	3,151	3,893
Genting Berhad (B)	2,068	7,498
Petroliam Nasional Berhad (A)(B)(C)	3,158	5,653

		17,044

Philippines – 0.4%
Cebu Air, Inc. (A)(B)(C)	1,368	3,541

Singapore – 7.1%
Cambridge Industrial Trust (B)(C)	511	211
Global Logistic Properties Limited (A)(B)(C)	6,665	11,218
Keppel Corporation Limited (B)	1,490	13,143
SembCorp Industries Ltd (B)	2,203	8,825
United Overseas Bank Limited (B)	945	13,402
Wilmar International Limited (B)	2,345	10,287

		57,086

South Korea – 18.6%
Daelim Industrial Co., Ltd. (A)(B)	155	15,997
GLOVIS Co., Ltd. (A)(B)	85	11,136
Hyundai Department Store Co., Ltd. (A)(B)	73	8,962
Hyundai Development Company - Engineering & Construction (A)(B)	138	4,136
Hyundai Motor Company (A)(B)	54	8,208
KB Financial Group Inc. (A)(B)	175	9,230
Kia Motors Corporation (A)(B)	221	9,841
LG Chem, Ltd. (A)(B)	52	17,757
LG Display Co., Ltd. (A)(B)	472	16,542
POSCO (B)	17	7,093
Samsung Electronics Co., Ltd. (B)	38	31,842
Woori Finance Holdings Co., Ltd. (A)(B)	600	8,195

		148,939

Taiwan – 14.7%
Acer Incorporated (B)	5,292	16,352
Asustek Computer Inc. (B)	980	9,310
AU Optronics Corp. (B)	11,421	11,869
First Commercial Bank Co., Ltd. (B)	12,142	11,182
Fubon Financial Holding Co., Ltd. (B)	12,031	16,505
Hon Hai Precision Ind. Co., Ltd. (B)	3,114	12,548
Pegatron Corporation (A)(B)	8,455	12,179
Taiwan Semiconductor Manufacturing Company Ltd. (B)	4,254	10,359
Yuanta Financial Holdings Co., Ltd. (B)	23,630	17,669

		117,973

Thailand – 3.3%
Bangkok Bank Public Company Limited (B)	1,420	7,185
Banpu Public Company Limited, Registered Shares (B)	452	11,807
Thai Union Frozen Products Public Company Limited (B)	4,115	7,166

		26,158

United Kingdom – 1.0%
Standard Chartered plc (B)	280	7,642

United States – 0.4%
Bona Film Group Limited, ADR (A)	601	3,275

TOTAL COMMON STOCKS – 91.2%		$731,581
(Cost: $578,349)

INVESTMENT FUNDS – 0.3%
Vietnam
Vietnam Azalea Fund Limited (A)(E)(F)	500	$2,655

(Cost: $3,304)

WARRANTS
China – 3.3%
China Pacific Insurance (Group) Co., Ltd. (C)	6,417	26,666

Malaysia – 0.1%
Gamuda Berhad	794	410

TOTAL WARRANTS – 3.4%		$27,076
(Cost: $25,149)

SHORT-TERM SECURITIES	Principal
Commercial Paper (G) – 1.9%
AT&T Inc.,
0.120%, 1–3–11	$4,953	4,953
Colgate-Palmolive Company,
0.130%, 1–10–11	5,000	5,000
Nokia Corp.,
0.230%, 1–20–11	5,000	4,999

		14,952

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.154%, 1–3–11 (H)	1,973	1,973

TOTAL SHORT-TERM SECURITIES – 2.1%		$16,925
(Cost: $16,925)

TOTAL INVESTMENT SECURITIES – 97.0%		$778,237
(Cost: $623,727)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 3.0%		23,981

NET ASSETS – 100.0%		$802,218

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$731,581	$—	$—
Investment Funds	—	—	2,655

Warrants	410	26,666	—
Short-Term Securities	—	16,925	—
Total Investments in Securities	$731,991	$43,591	$2,655
Liabilities
Forward Foreign Currency Contracts	$—	$97	$—
Written Options	$13	$—	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment Funds
Beginning Balance 4-1-10	$2,355
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	300
Purchases	—
Sales	—
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Ending Balance 12-31-10	$2,655
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-10	$300

The following forward foreign currency contracts were outstanding at December 31, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Deutsche Bank AG	4,490,000	2-9-11	$—	$97

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $108,488 or 13.5% of net assets.

(D)	Securities serve as cover or collateral for the following written options outstanding at December 31, 2010:

Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value
SINA Corporation	Credit Suisse	3	January 2011	$50.00	$246	$(13)

(E)	Restricted security. At December 31, 2010, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Vietnam Azalea Fund Limited	6–14–07 to 1–28–09	500	$3,304	$2,655

The total value of this security represented 0.3% of net assets at December 31, 2010.

(F)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Ivy Investment Management Company or other related parties, together own approximately 30% of the outstanding shares of this security at December 31, 2010.

(G)	Rate shown is the yield to maturity at December 31, 2010.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date the variable rate resets.

The following acronym is used throughout this schedule:

ADR	= American Depositary Receipt

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$628,624

Gross unrealized appreciation	167,243
Gross unrealized depreciation	(17,630)
Net unrealized appreciation	$149,613

SCHEDULE OF INVESTMENTS Ivy Real Estate Securities Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Diversified Real Estate Activities – 3.2%
Campus Crest Communities, Inc.	289	$4,045
DuPont Fabros Technology, Inc.	264	5,607
Jones Lang LaSalle Incorporated	33	2,727

		12,379

Diversified REITs – 5.2%
PS Business Parks, Inc.	51	2,814
Retail Opportunity Investments Corp.	140	1,385
Vornado Realty Trust	141	11,759
Washington Real Estate Investment Trust	132	4,094

		20,052

Health Care Facilities – 0.4%
Brookdale Senior Living, Inc. (A)	78	1,675

Hotels, Resorts & Cruise Lines – 1.5%
Gaylord Entertainment Company (A)	126	4,540
Marriott International, Inc., Class A	30	1,255

		5,795

Industrial REITs – 5.6%
AMB Property Corporation	107	3,383
First Potomac Realty Trust	402	6,765
ProLogis	806	11,646

		21,794

Office REITs – 18.9%
Alexandria Real Estate Equities, Inc.	113	8,249
BioMed Realty Trust, Inc.	523	9,746
Boston Properties, Inc.	114	9,850
Brandywine Realty Trust	585	6,814
Corporate Office Properties Trust	229	8,000
Digital Realty Trust, Inc.	210	10,828
Douglas Emmett, Inc.	366	6,079
Kilroy Realty Corporation	93	3,392
Mack-Cali Realty Corporation	118	3,891
SL Green Realty Corp.	92	6,197

		73,046

Real Estate Management & Development – 3.3%
Brookfield Properties Corporation	577	10,122
CB Richard Ellis Group, Inc., Class A (A)	139	2,855

		12,977

Real Estate Operating Companies – 2.0%
Forest City Enterprises, Inc., Class A (A)	333	5,553
Hudson Pacific Properties, Inc.	138	2,081

		7,634

Residential REITs – 15.6%
American Campus Communities, Inc.	206	6,530
Associated Estates Realty Corporation	304	4,644
AvalonBay Communities, Inc.	4	496
BRE Properties, Inc., Class A	109	4,742
Camden Property Trust	103	5,544
Equity Lifestyle Properties, Inc.	81	4,502
Equity Residential	330	17,117
Essex Property Trust, Inc.	27	3,115
Home Properties, Inc.	73	4,067
Mid-America Apartment Communities, Inc.	42	2,694
UDR, Inc.	308	7,235

		60,686

Retail REITs – 21.2%
Acadia Realty Trust	289	5,277
Agree Realty Corporation	77	2,014
CBL & Associates Properties, Inc.	179	3,138
Developers Diversified Realty Corporation	357	5,029
Equity One, Inc.	244	4,441
Federal Realty Investment Trust	58	4,481
General Growth Properties, Inc.	407	6,299
Kite Realty Group Trust	95	514
Macerich Company (The)	244	11,579
Regency Centers Corporation	103	4,338
Simon Property Group, Inc.	315	31,368
Weingarten Realty Investors	148	3,521

		81,999

Specialized REITs – 16.7%
Chatham Lodging Trust	31	528
DiamondRock Hospitality Company (A)	540	6,481
Extra Space Storage Inc.	164	2,857
HCP, Inc.	473	17,410
Health Care REIT, Inc.	122	5,793
Hersha Hospitality Trust	217	1,433
Host Hotels & Resorts, Inc.	605	10,803
LaSalle Hotel Properties	148	3,907
Nationwide Health Properties, Inc.	79	2,889
Pebblebrook Hotel Trust	167	3,391
Public Storage, Inc.	62	6,268
U-Store-It Trust	327	3,117

		64,877

Wireless Telecommunication Service – 0.9%
American Tower Corporation, Class A (A)	43	2,237
Crown Castle International Corp. (A)	31	1,367

		3,604

TOTAL COMMON STOCKS – 94.5%		$366,518
(Cost: $278,580)

PREFERRED STOCKS – 0.4%
Diversified REITs
CapLease, Inc., 8.125% Series A Cumulative (A)	66	$1,645

(Cost: $1,524)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 3.3%
AT&T Inc., 0.120%, 1–3–11	$3,050	3,050
Colgate-Palmolive Company, 0.140%, 1–11–11	5,000	5,000
Sara Lee Corporation, 0.170%, 1–3–11	4,595	4,595

		12,645

Master Note – 0.2%
Toyota Motor Credit Corporation, 0.154%, 1–3–11 (C)	739	739

Municipal Obligations – Taxable – 0.3%
NYC GO Bonds, Fiscal 2006 Ser E (Bank of America, N.A.), 0.340%, 1–3–11 (C)	1,200	1,200

TOTAL SHORT-TERM SECURITIES – 3.8%		$14,584
(Cost: $14,584)

TOTAL INVESTMENT SECURITIES – 98.7%		$382,747
(Cost: $294,688)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%	5,230

NET ASSETS – 100.0%	$387,977

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$366,518	$—	$—
Preferred Stocks	1,645	—	—
Short-Term Securities	—	14,584	—
Total Investments in Securities	$368,163	$14,584	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2010.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$307,880

Gross unrealized appreciation	77,160
Gross unrealized depreciation	(2,293)

Net unrealized appreciation	$74,867

SCHEDULE OF INVESTMENTS Ivy Science and Technology Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products - 4.4%
Archer Daniels Midland Company	1,018	$30,619
Bunge Limited	382	25,002

		55,621

Application Software – 11.6%
ACI Worldwide, Inc. (A)(B)	1,663	44,688
Aspen Technology, Inc. (A)(B)	4,782	60,737
Lawson Software, Inc. (A)	4,340	40,145

		145,570

Biotechnology – 9.5%
Amgen Inc. (A)	533	29,267
Genzyme Corporation (A)	616	43,846
Isis Pharmaceuticals, Inc. (A)	483	4,885
Vertex Pharmaceuticals Incorporated (A)	1,160	40,631

		118,629

Communications Equipment – 1.3%
Research In Motion Limited (A)	271	15,762

Computer Hardware – 6.7%
Apple Inc. (A)	224	72,124
Hewlett-Packard Company	283	11,906

		84,030

Computer Storage & Peripherals – 0.5%
Compellent Technologies, Inc. (A)	218	6,015

Consumer Electronics – 0.3%
Garmin Ltd.	104	3,223

Consumer Finance – 0.7%
NetSpend Holdings, Inc. (A)	656	8,412

Data Processing & Outsourced Services – 10.6%
Alliance Data Systems Corporation (A)	996	70,745
Euronet Worldwide, Inc. (A)	1,449	25,271
VeriFone Holdings, Inc. (A)	790	30,470
WNS (Holdings) Limited, ADR (A)	516	5,975

		132,461

Diversified Support Services – 0.7%
EnerNOC, Inc. (A)	387	9,256

Electronic Components – 1.0%
POWER-ONE, INC. (A)	1,192	12,156

Electronic Equipment & Instruments – 2.5%
Elster Group SE, ADR (A)	498	8,409
Itron, Inc. (A)	417	23,134

		31,543

Health Care Distributors – 0.1%
Animal Health International, Inc. (A)	501	1,439

Health Care Services – 0.7%
Fleury S.A. (C)	147	2,363
Fleury S.A. (C)(D)	422	6,767

		9,130

Health Care Technology – 2.3%
Cerner Corporation (A)	299	28,289

Industrial Machinery – 4.0%
ESCO Technologies Inc.	960	36,323
Pentair, Inc.	362	13,198

		49,521

Integrated Telecommunication Services – 0.9%
CenturyTel, Inc.	242	11,155

Internet Software & Services – 5.9%
Google Inc., Class A (A)	45	26,669
LoopNet, Inc. (A)	216	2,394
SAVVIS, Inc. (A)	1,300	33,164
SINA Corporation (A)	178	12,236

		74,463

IT Consulting & Other Services – 4.3%
Acxiom Corporation (A)	591	10,143
Telvent GIT, S.A.	1,642	43,384

		53,527

Managed Health Care – 0.5%
Amil Participacoes S.A. (C)	603	6,470

Pharmaceuticals – 0.6%
Ironwood Pharmaceuticals, Inc., Class A (A)	740	7,659

Semiconductor Equipment – 1.1%
Amkor Technology, Inc. (A)	422	3,118
Photronics, Inc. (A)	1,713	10,121

		13,239

Semiconductors – 17.8%
Cree, Inc. (A)	817	53,799
First Solar, Inc. (A)	291	37,884
Inotera Memories, Inc. (C)	11,784	5,638
Micron Technology, Inc. (A)	4,274	34,277
NVIDIA Corporation (A)	473	7,278
PMC-Sierra, Inc. (A)	1,918	16,479
Samsung Electronics Co., Ltd. (C)	31	25,838
SemiLEDs Corporation (A)	130	3,774
Texas Instruments Incorporated	1,215	39,488

		224,455

Systems Software – 4.5%
Microsoft Corporation	2,003	55,929

Wireless Telecommunication Service – 1.9%
Sprint Nextel Corporation (A)	5,647	23,888

TOTAL COMMON STOCKS – 94.4%		$1,181,842
(Cost: $939,030)

CORPORATE DEBT SECURITIES	Principal
Biotechnology – 0.2%
Vertex Pharmaceuticals Incorporated, Convertible,
3.350%, 10–1–15	$2,000	2,023

IT Consulting & Other Services – 0.8%
Telvent GIT, S.A., Convertible,
5.500%, 4–15–15 (D)	10,000	10,862

TOTAL CORPORATE DEBT SECURITIES – 1.0%		$12,885
(Cost: $12,000)

SHORT-TERM SECURITIES
Commercial Paper (E) – 2.9%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.):
0.340%, 1–11–11	5,000	4,999
0.290%, 1–25–11	6,000	5,999
John Deere Credit Limited (John Deere Capital Corporation),
0.210%, 1–19–11	5,000	4,999
Praxair, Inc.,
0.090%, 1–3–11	2,209	2,209
Sara Lee Corporation:
0.170%, 1–3–11	8,000	8,001
0.240%, 1–6–11	5,000	5,000
Walt Disney Company (The),
0.150%, 1–24–11	5,000	4,999

		36,206

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.154%, 1–3–11 (F)	2,869	2,869

United States Government Agency Obligations – 0.9%
Overseas Private Investment Corporation,
0.320%, 2–15–11 (F)	11,163	11,163

TOTAL SHORT-TERM SECURITIES – 4.0%		$50,238
(Cost: $50,238)

TOTAL INVESTMENT SECURITIES – 99.4%		$1,244,965
(Cost: $1,001,268)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		7,430

NET ASSETS – 100.0%		$1,252,395

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level	1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,181,842	$—	$—
Corporate Debt Securities	—	12,885	—
Short-Term Securities	—	50,238	—
Total Investments in Securities	$1,181,842	$63,123	$—

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Listed on an exchange outside the United States.

(D)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the total value of these securities amounted to $17,629 or 1.4% of net assets.

(E)	Rate shown is the yield to maturity at December 31, 2010.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,005,290
Gross unrealized appreciation	258,011
Gross unrealized depreciation	(18,336)
Net unrealized appreciation	$239,675

SCHEDULE OF INVESTMENTS Ivy Small Cap Growth Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.0%
AAR CORP. (A)	329	$9,049
Ladish Co., Inc. (A)	369	17,942

		26,991

Apparel Retail – 3.3%
Zumiez Inc. (A)	800	21,488

Apparel, Accessories & Luxury Goods – 4.4%
Columbia Sportswear Company	145	8,725
Under Armour, Inc., Class A (A)	375	20,569

		29,294

Application Software – 9.5%
ACI Worldwide, Inc. (A)	508	13,639
FactSet Research Systems, Inc.	120	11,291
Solera Holdings, Inc.	301	15,425
SuccessFactors, Inc. (A)	404	11,688
Ultimate Software Group, Inc. (The) (A)	229	11,131

		63,174

Asset Management & Custody Banks – 1.7%
Affiliated Managers Group, Inc. (A)	112	11,132

Auto Parts & Equipment – 4.1%
Gentex Corporation	657	19,406
LKQ Corporation (A)	370	8,402

		27,808

Automotive Retail – 1.1%
O’Reilly Automotive, Inc. (A)(B)	114	6,906

Biotechnology – 1.6%
Incyte Corporation (A)	624	10,327

Communications Equipment – 3.5%
Acme Packet, Inc. (A)	228	12,125
Aruba Networks, Inc. (A)	528	11,023

		23,148

Computer Hardware – 3.4%
Stratasys, Inc. (A)	674	22,005

Construction & Farm Machinery & Heavy Trucks – 2.5%
Westinghouse Air Brake Technologies Corporation	307	16,232

Consumer Finance – 1.0%
First Cash Financial Services, Inc. (A)	210	6,508

Education Services – 1.0%
K12 Inc. (A)	230	6,586

Electronic Components – 1.4%
DTS, Inc. (A)	191	9,355

Electronic Equipment & Instruments – 1.7%
OSI Systems, Inc. (A)	312	11,353

Environmental & Facilities Services – 2.6%
Waste Connections, Inc.	619	17,030

Gold – 1.4%
African Barrick Gold plc (C)	225	2,143
Alamos Gold Inc. (C)	354	6,738

		8,881

Health Care Equipment – 4.8%
ResMed Inc. (A)	374	12,959
Volcano Corporation (A)	677	18,489

		31,448

Industrial Machinery – 2.9%
Graco Inc.	476	18,790

Internet Software & Services – 1.9%
Dice Holdings, Inc. (A)	479	6,879
Vocus, Inc. (A)	195	5,394

		12,273

Investment Banking & Brokerage – 3.1%
FXCM Inc., Class A (A)	272	3,607
Greenhill & Co., Inc.	204	16,646

		20,253

Leisure Facilities – 1.9%
Vail Resorts, Inc. (A)	236	12,297

Life Sciences Tools & Services – 2.6%
Illumina, Inc. (A)	268	16,975

Oil & Gas Equipment & Services – 5.3%
CARBO Ceramics Inc.	74	7,610
Core Laboratories N.V.	156	13,856
Dril-Quip, Inc. (A)	169	13,127

		34,593

Packaged Foods & Meats – 0.6%
Diamond Foods, Inc.	68	3,622

Regional Banks – 3.8%
Columbia Banking System, Inc.	551	11,607
SVB Financial Group (A)	244	12,961

		24,568

Research & Consulting Services – 1.4%
CoStar Group, Inc. (A)	160	9,215

Restaurants – 3.9%
Buffalo Wild Wings, Inc. (A)	210	9,195
Panera Bread Company, Class A (A)	159	16,093

		25,288

Semiconductor Equipment – 0.7%
Teradyne, Inc. (A)	306	4,291

Semiconductors – 4.2%
Cavium Networks, Inc. (A)	361	13,599
Semtech Corporation (A)	613	13,869

		27,468

Specialized Finance – 2.5%
Portfolio Recovery Associates, Inc. (A)	222	16,671

Systems Software – 4.0%
MICROS Systems, Inc. (A)	459	20,140
Radiant Systems, Inc. (A)	306	5,985

		26,125

Trucking – 2.4%
Knight Transportation, Inc.	582	11,058
Landstar System, Inc.	119	4,888

		15,946

TOTAL COMMON STOCKS – 94.2%		$618,041
(Cost: $452,629)

SHORT–TERM SECURITIES	Principal
Commercial Paper (D) – 5.3%
Bank of Nova Scotia, 0.190%, 1–28–11	$5,000	4,999
Colgate-Palmolive Company, 0.130%, 1–10–11	7,890	7,890
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.), 0.300%, 1–5–11	2,192	2,192
John Deere Credit Limited (John Deere Capital Corporation), 0.220%, 1–18–11	10,000	9,999
PACCAR Financial Corp., 0.190%, 1–14–11	1,400	1,400
Praxair, Inc., 0.090%, 1–3–11	7,852	7,852

		34,332

Master Note – 0.3%
Toyota Motor Credit Corporation, 0.154%, 1–3–11 (E)	2,217	2,217

Municipal Obligations-Taxable – 0.4%
Indl Dev Auth of Phoenix, AZ, Adj Mode, Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apartment Proj), Ser 2007A (Wachovia Bank, N.A.), 0.300%, 1–3–11 (E)	2,500	2,500

TOTAL SHORT-TERM SECURITIES – 6.0%		$39,049
(Cost: $39,049)

TOTAL INVESTMENT SECURITIES – 100.2%		$657,090
(Cost: $491,678)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(1,531)

NET ASSETS – 100.0%		$655,559

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$618,041	$–	$–
Short-Term Securities	–	39,049	–
Total Investments in Securities	$618,041	$39,049	$–
Futures Contracts	$49	$–	$–

(A) No dividends were paid during the preceding 12 months.

(B) Securities serve as collateral for the following open futures contracts at December 31, 2010:

Description	Type	Expiration Date	Number of Contracts		Market Value	Unrealized Appreciation
Russell 2000 Index	Long	3-18-11	—	*	$12,908	$49

*	Not shown due to rounding.

(C) Listed on an exchange outside the United States.

(D) Rate shown is the yield to maturity at December 31, 2010.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$495,180

Gross unrealized appreciation	163,146
Gross unrealized depreciation	(1,236)
Net unrealized appreciation	$161,910

SCHEDULE OF INVESTMENTS
Ivy Small Cap Value Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 1.3%
MDC Partners Inc., Class A	213	$3,684

Aerospace & Defense – 4.4%
AAR CORP. (A)	251	6,889
Triumph Group, Inc.	60	5,356

		12,245

Apparel Retail – 1.1%
Payless ShoeSource, Inc. (A)	144	3,045

Apparel, Accessories & Luxury Goods – 2.1%
Jones Apparel Group, Inc.	390	6,065

Application Software – 1.5%
Quest Software, Inc. (A)	157	4,350

Auto Parts & Equipment – 2.0%
Tenneco Automotive Inc. (A)	138	5,664

Broadcasting – 3.6%
Belo Corp., Class A (A)	360	2,545
E. W. Scripps Company (The) (A)	233	2,369
Entercom Communications Corp. (A)	457	5,288

		10,202

Computer Storage & Peripherals – 0.8%
Quantum Corporation (A)	641	2,385

Diversified Chemicals – 1.0%
Ashland Inc.	58	2,940

Diversified Real Estate Activities – 2.1%
Campus Crest Communities, Inc.	431	6,036

Electric Utilities – 2.0%
NV Energy, Inc.	399	5,611

Electronic Manufacturing Services – 1.2%
Celestica Inc. (A)	363	3,517

Gas Utilities – 1.9%
Southwest Gas Corporation	151	5,525

Health Care Facilities – 3.8%
AmSurg Corp. (A)	142	2,977
LifePoint Hospitals, Inc. (A)	148	5,439
Sun Healthcare Group, Inc. (A)	183	2,315

		10,731

Homebuilding – 1.1%
M/I Homes, Inc. (A)	201	3,087

Hotels, Resorts & Cruise Lines – 2.9%
Gaylord Entertainment Company (A)	227	8,162

Human Resource & Employment Services – 2.0%
Kforce Inc. (A)	248	4,011
TrueBlue, Inc. (A)	98	1,770

		5,781

Industrial Machinery – 3.0%
IDEX Corporation	66	2,590
Timken Company (The)	126	5,990

		8,580

Investment Banking & Brokerage – 1.1%
Piper Jaffray Companies (A)	92	3,208

Managed Health Care – 1.0%
Coventry Health Care, Inc. (A)	111	2,938

Metal & Glass Containers – 1.7%
Silgan Holdings Inc.	127	4,548

Movies & Entertainment – 0.8%
Regal Entertainment Group	194	2,273

Office REITs – 1.5%
Lexington Corporation Properties Trust	552	4,391

Oil & Gas Equipment & Services – 1.5%
Superior Energy Services, Inc. (A)	118	4,132

Oil & Gas Storage & Transportation – 4.2%
MarkWest Energy Partners, L.P.	46	2,010
Regency Energy Partners LP	261	7,125
Targa Resources Corp. (A)	104	2,789

		11,924

Packaged Foods & Meats – 1.1%
Dean Foods Company (A)	342	3,022

Personal Products – 1.4%
Inter Parfums, Inc.	214	4,032

Property & Casualty Insurance – 1.1%
Argo Group International Holdings, Ltd.	83	3,116

Publishing – 1.0%
Washington Post Company, Class B (The)	7	2,945

Regional Banks – 13.3%
Bank of Marin Bancorp	90	3,136
East West Bancorp, Inc.	161	3,144
First Horizon National Corporation (A)	484	5,707
IBERIABANK Corporation	83	4,920
Nara Bancorp, Inc. (A)	345	3,390
PrivateBancorp, Inc.	179	2,574
Synovus Financial Corp.	1,578	4,167
Texas Capital Bancshares, Inc. (A)	149	3,167
Whitney Holding Corporation	60	846
Wintrust Financial Corporation	191	6,311

		37,362

Reinsurance – 4.0%
Endurance Specialty Holdings Ltd.	121	5,574
Reinsurance Group of America, Incorporated	103	5,532

		11,106

Residential REITs – 2.2%
American Campus Communities, Inc.	112	3,570
Apartment Investment and Management Company, Class A	108	2,791

		6,361

Retail REITs – 2.4%
CBL & Associates Properties, Inc.	391	6,835

Specialized REITs – 1.1%
Strategic Hotels & Resorts, Inc. (A)	575	3,041

Specialty Chemicals – 1.3%
Cytec Industries Inc.	30	1,597
RPM International Inc.	100	2,208

		3,805

Technology Distributors – 4.3%
Arrow Electronics, Inc. (A)	82	2,815
Avnet, Inc. (A)	115	3,795
Insight Enterprises, Inc. (A)	208	2,737
Tech Data Corporation (A)	59	2,615

		11,962

Thrifts & Mortgage Finance – 1.0%
Capitol Federal Financial	122	1,455
Territorial Bancorp Inc.	66	1,312

		2,767

Trucking – 3.0%
Marten Transport, Ltd.	154	3,299
Werner Enterprises, Inc.	235	5,302

		8,601

TOTAL COMMON STOCKS – 86.8%		$245,979
(Cost: $191,134)

INVESTMENT FUNDS
Asset Management & Custody Banks – 5.4%
Ares Capital Corporation	182	2,997
Hercules Technology Growth Capital, Inc.	383	3,969
MCG Capital Corporation	468	3,259
THL Credit, Inc.	401	5,210

TOTAL INVESTMENT FUNDS – 5.4%		$15,435
(Cost: $12,969)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 6.6%
AT&T Inc., 0.120%, 1–3–11	$3,891	3,891
Novartis Finance Corp., 0.170%, 1–6–11	4,000	4,000
Sara Lee Corporation, 0.240%, 1–6–11	6,000	6,000
Wisconsin Electric Power Co., 0.130%, 1–3–11	5,000	5,000

		18,891

Master Note – 0.5%
Toyota Motor Credit Corporation, 0.154%, 1–3–11 (C)	1,376	1,376

TOTAL SHORT-TERM SECURITIES – 7.1%		$20,267
(Cost: $20,267)

TOTAL INVESTMENT SECURITIES – 99.3%		$281,681
(Cost: $224,370)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		1,997

NET ASSETS – 100.0%		$283,678

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$245,979	$—	$—
Investment Funds	15,435	—	—
Short-Term Securities	—	20,267	—
Total Investments in Securities	$261,414	$20,267	$—
Liabilities
Written Options	$3	$—	$—

The following written options were outstanding at December 31, 2010:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value
Coventry Health Care, Inc.	Goldman, Sachs & Company	—*	January 2011	$29.00	$13	$(3)

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at December 31, 2010.

(C) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$224,604

Gross unrealized appreciation	57,594
Gross unrealized depreciation	(517)
Net unrealized appreciation	$57,077

SCHEDULE OF INVESTMENTS Ivy Tax-Managed Equity Funds (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares		Value

Aerospace & Defense – 3.9%
Boeing Company (The)	3		$172
Precision Castparts Corp.	1		176

			348

Air Freight & Logistics – 2.8%
Expeditors International of Washington, Inc.	3		145
FedEx Corporation	1		106

			251

Apparel Retail – 1.0%
Urban Outfitters, Inc. (A)	2		88

Application Software – 1.0%
salesforce.com, inc. (A)	1		91

Asset Management & Custody Banks – 2.5%
T. Rowe Price Group, Inc.	3		220

Automotive Retail – 1.5%
AutoZone, Inc. (A)	—	*	134

Broadcasting – 1.0%
Discovery Holding Company, Class A (A)	2		86

Casinos & Gaming – 4.5%
Las Vegas Sands, Inc. (A)	4		171
Wynn Resorts, Limited	2		231

			402

Communications Equipment – 2.4%
QUALCOMM Incorporated	4		214

Computer Hardware – 5.9%
Apple Inc. (A)	2		517

Computer Storage & Peripherals – 3.8%
NetApp, Inc. (A)	6		343

Construction & Farm Machinery & Heavy Trucks – 3.0%
Caterpillar Inc.	2		185
Deere & Company	1		83

			268

Consumer Finance – 1.8%
American Express Company	4		161

Department Stores – 0.5%
Kohl’s Corporation (A)	1		43

Electrical Components & Equipment – 2.3%
Emerson Electric Co.	4		207

General Merchandise Stores – 1.2%
Target Corporation	2		111

Health Care Equipment – 0.3%
Intuitive Surgical, Inc. (A)	—	*	26

Home Improvement Retail – 0.4%
Home Depot, Inc. (The)	1		40

Hotels, Resorts & Cruise Lines – 3.5%
Carnival Corporation	3		134
Starwood Hotels & Resorts Worldwide, Inc.	3		179

			313

Household Products – 1.1%
Colgate-Palmolive Company	1		102

Hypermarkets & Super Centers – 1.0%
Costco Wholesale Corporation	1		93

Industrial Gases – 1.0%
Praxair, Inc.	1		88

Internet Retail – 2.9%
Amazon.com, Inc. (A)	1		257

Internet Software & Services – 2.9%
Google Inc., Class A (A)	—	*	255

Investment Banking & Brokerage – 1.9%
Goldman Sachs Group, Inc. (The)	1		173

IT Consulting & Other Services – 2.3%
Cognizant Technology Solutions Corporation, Class A (A)	3		209

Life Sciences Tools & Services – 1.9%
Thermo Fisher Scientific Inc. (A)	3		168

Movies & Entertainment – 1.4%
Walt Disney Company (The)	3		129

Oil & Gas Equipment & Services – 9.0%
Halliburton Company	6		236
National Oilwell Varco, Inc.	2		156
Schlumberger Limited	5		412

			804

Other Diversified Financial Services – 1.3%
JPMorgan Chase & Co.	3		118

Personal Products – 1.7%
Estee Lauder Companies Inc. (The), Class A	2		154

Pharmaceuticals – 4.1%
Allergan, Inc.	3		198
Ironwood Pharmaceuticals, Inc., Class A (A)	2		20
Teva Pharmaceutical Industries Limited, ADR	3		153

			371

Restaurants – 3.1%
Starbucks Corporation	5		167
YUM! Brands, Inc.	2		105

			272

Semiconductor Equipment – 1.4%
Lam Research Corporation (A)	2		128

Semiconductors – 2.9%
Altera Corporation	1		49
Broadcom Corporation, Class A	2		86
Microchip Technology Incorporated	4		120

			255

Soft Drinks – 3.3%
Coca-Cola Company (The)	3	183
PepsiCo, Inc.	2	101

		284

Specialized Finance – 1.0%
IntercontinentalExchange, Inc. (A)	1	86

Specialty Chemicals – 1.1%
Ecolab Inc.	2	97

Systems Software – 4.4%
Microsoft Corporation	3	82
Oracle Corporation	6	194
VMware, Inc., Class A (A)	1	109

		385

TOTAL COMMON STOCKS – 93.0%		$8,291
(Cost: $6,653)

SHORT-TERM SECURITIES – 6.6%	Principal
Master Note
Toyota Motor Credit Corporation,
0.154%, 1–3–11 (B)	$588	$588

(Cost: $588)

TOTAL INVESTMENT SECURITIES – 99.6%		$8,879
(Cost: $7,241)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		38

NET ASSETS – 100.0%		$8,917

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$8,291	$—	$—
Short-Term Securities	—	588	—
Total Investments in Securities	$8,291	$588	$—

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:

Cost	$7,241

Gross unrealized appreciation	1,675
Gross unrealized depreciation	(37)

Net unrealized appreciation	$1,638

SCHEDULE OF INVESTMENTS Ivy Value Fund (in thousands)	DECEMBER 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 1.9%
Omnicom Group Inc. (A)	36	$1,635

Aerospace & Defense – 1.7%
Honeywell International Inc.	28	1,462

Biotechnology – 1.6%
Amgen Inc. (B)	25	1,383

Brewers – 0.9%
Molson Coors Brewing Company, Class B	15	768

Broadcasting – 0.3%
CBS Corporation, Class B	13	240

Cable & Satellite – 2.4%
Time Warner Cable Inc.	31	2,060

Computer Hardware – 5.3%
Hewlett-Packard Company	80	3,380
International Business Machines Corporation	9	1,277

		4,657

Consumer Finance – 2.3%
Capital One Financial Corporation	46	1,958

Department Stores – 1.4%
Macy’s Inc.	47	1,187

Diversified Banks – 5.3%
Wells Fargo & Company	148	4,587

Diversified Chemicals – 2.1%
Dow Chemical Company (The) (A)	54	1,837

Drug Retail – 3.7%
CVS Corporation	91	3,151

Electric Utilities – 1.0%
PPL Corporation	34	898

Health Care Distributors – 4.1%
McKesson Corporation	51	3,561

Hotels, Resorts & Cruise Lines – 4.4%
Carnival Corporation	50	2,305
Marriott International, Inc., Class A	38	1,587

		3,892

Industrial Conglomerates – 2.1%
General Electric Company	102	1,866

Industrial Machinery – 2.2%
Ingersoll-Rand plc	41	1,930

Integrated Oil & Gas – 9.7%
ConocoPhillips	50	3,406
Marathon Oil Corporation	51	1,903
Occidental Petroleum Corporation	32	3,120

		8,429

Investment Banking & Brokerage – 4.0%
Goldman Sachs Group, Inc. (The)	7	1,177
Morgan Stanley	84	2,297

		3,474

IT Consulting & Other Services – 1.1%
Accenture plc, Class A	19	926

Managed Health Care – 2.5%
UnitedHealth Group Incorporated	60	2,156

Office Electronics – 3.5%
Xerox Corporation	264	3,041

Oil & Gas Equipment & Services – 2.5%
National Oilwell Varco, Inc. (A)	32	2,165

Oil & Gas Storage & Transportation – 6.0%
Energy Transfer Equity, L.P.	20	774
Enterprise Products Partners L.P.	27	1,103
MarkWest Energy Partners, L.P.	33	1,438
Regency Energy Partners LP	70	1,899

		5,214

Other Diversified Financial Services – 4.6%
Bank of America Corporation	301	4,019

Packaged Foods & Meats – 0.7%
J.M. Smucker Company (The)	10	643

Property & Casualty Insurance – 7.9%
ACE Limited	59	3,654
Travelers Companies, Inc. (The)	59	3,273

		6,927

Regional Banks – 2.5%
Regions Financial Corporation	139	975
SunTrust Banks, Inc.	41	1,218

		2,193

Reinsurance – 1.9%
RenaissanceRe Holdings Ltd.	26	1,643

Soft Drinks – 0.4%
Dr Pepper Snapple Group, Inc.	11	369

Specialty Chemicals – 0.4%
LyondellBasell Industries N.V., Class A (A)(B)	11	378

Systems Software – 2.0%
Symantec Corporation (B)	104	1,748

Tobacco – 1.0%
Philip Morris International Inc.	15	866

TOTAL COMMON STOCKS – 93.4%		$81,263
(Cost: $66,759)

WARRANTS
Diversified Banks – 0.5%
Wells Fargo & Company	37	406

Other Diversified Financial Services – 0.4%
Bank of America Corporation	58	413

TOTAL WARRANTS – 0.9%		$819
(Cost: $754)

SHORT-TERM SECURITIES – 5.7%	Principal
Master Note
Toyota Motor Credit Corporation,
0.154%, 1–3–11 (C)	$4,922	$4,922

(Cost: $4,922)

TOTAL INVESTMENT SECURITIES – 100.0%		$87,004
(Cost: $72,435)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		18

NET ASSETS – 100.0%		$87,022

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$81,263	$—	$ —
Warrants	819	—	—
Short-Term Securities	—	4,922	—
Total Investments in Securities	$82,082	$4,922	$ —
Liabilities
Written Options	$109	$—	$ —

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Written Options
Beginning Balance 4-1-10	$(34)
Net realized gain (loss)	14
Net unrealized appreciation (depreciation)	18
Purchases	—
Sales	2
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Ending Balance 12-31-10	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-10	$—

(A) Securities serve as cover or collateral for the following written options outstanding at December 31, 2010:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value
Dow Chemical Company (The)	Goldman, Sachs & Company	1	January 2011	$34.00	$57	$(44)
LyondellBasell Industries N.V., Class A	Goldman, Sachs & Company	—*	March 2011	30.00	11	(55)
National Oilwell Varco, Inc.	Goldman, Sachs & Company	—*	January 2011	70.00	8	(9)
Omnicom Group Inc.	Goldman, Sachs & Company	—*	January 2011	50.00	3	(1)

					$79	$(109)

* Not shown due to rounding.

(B) No dividends were paid during the preceding 12 months.

(C) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at December 31, 2010 and the related unrealized appreciation (depreciation) were as follows:
Cost	$73,042

Gross unrealized appreciation	14,656
Gross unrealized depreciation	(694)
Net unrealized appreciation	$13,962

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 25, 2011

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 25, 2011